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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1879

Janus Investment Fund

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 9/30

Date of reporting period: 12/31/14

Item 1. Schedule of Investments.

Janus Asia Equity Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares	Value
Common Stocks — 93.3%
Auto Components — 1.2%
520	Hyundai Mobis Co., Ltd.	$ 110,690
Automobiles — 6.0%
69,400	Astra International Tbk PT	41,210
21,300	Chongqing Changan Automobile Co., Ltd. - Class Bβ	48,184
974	Hyundai Motor Co.	147,892
12,100	Jiangling Motors Corp., Ltd. - Class Bβ	47,907
61,600	SAIC Motor Corp., Ltd. - Class Aβ	214,114
37,000	Yulon Motor Co., Ltd.	54,122
		553,429
Beverages — 0.3%
109,000	LT Group, Inc.	29,555
Capital Markets — 2.0%
16,100	CITIC Securities Co., Ltd. - Class Aβ	87,528
151,755	Haitong International Securities Group, Ltd.	95,852
		183,380
Chemicals — 1.0%
538	LG Chem, Ltd.	87,812
Commercial Banks — 14.8%
100,500	Bank Mandiri Persero Tbk PT	86,782
15,500	BOC Hong Kong Holdings, Ltd.	51,611
278,000	China Construction Bank Corp. - Class H	226,283
76,534	CTBC Financial Holding Co., Ltd.	49,451
10,000	DBS Group Holdings, Ltd.	154,465
5,243	Hana Financial Group, Inc.	151,483
21,205	ICICI Bank, Ltd.	117,791
331,000	Industrial & Commercial Bank of China, Ltd. - Class H	240,477
193,700	Krung Thai Bank PCL	132,751
24,177	Metropolitan Bank & Trust Co.	44,581
2,415	Shinhan Financial Group Co., Ltd.	96,912
		1,352,587
Construction & Engineering — 1.6%
329,871	Louis XIII Holdings, Ltd.	142,473
Construction Materials — 0.5%
56,000	BBMG Corp. - Class H	46,569
Diversified Telecommunication Services — 1.5%
64,000	China Unicom Hong Kong, Ltd.	85,894
1,670	KT Corp.	47,260
		133,154
Electric Utilities — 0.5%
21,845	Power Grid Corp. of India, Ltd.	47,629
Electrical Equipment — 0.5%
11,589	Finolex Cables, Ltd.	47,890
Electronic Equipment, Instruments & Components — 4.5%
13,000	Chroma ATE, Inc.	33,551
108,000	E Ink Holdings, Inc.	49,729
32,312	Hon Hai Precision Industry Co., Ltd.	89,108
12,600	Japan Display, Inc.	38,545
13,800	Merry Electronics Co., Ltd.	48,033
63,000	WPG Holdings, Ltd.	73,033
30,600	Zhen Ding Technology Holding, Ltd.	81,459
		413,458
Food Products — 2.5%
30,480	Biostime International Holdings, Ltd.#	62,388
103,000	Golden Agri-Resources, Ltd.	35,730
28,340	San Miguel Pure Foods Co., Inc.	131,668
		229,786
Health Care Providers & Services — 0.5%
65,182	Religare Health Trust	49,096
Hotels, Restaurants & Leisure — 0.8%
28,500	Genting Bhd	72,281
Household Durables — 1.0%
14,900	Qingdao Haier Co., Ltd. - Class Aβ	44,748
13,900	Suofeiya Home Collection Co., Ltd. - Class Aβ	47,980
		92,728
Independent Power and Renewable Electricity Producers — 1.0%
34,000	China Resources Power Holdings Co., Ltd.	86,873
Industrial Conglomerates — 3.7%
464	Cheil Industries, Inc.*	66,708
58,000	CITIC, Ltd.	98,448
5,000	Hutchison Whampoa, Ltd.	57,249
9,000	Keppel Corp., Ltd.	60,070
125,500	Shun Tak Holdings, Ltd.	57,884
		340,359
Information Technology Services — 0.9%
1,710	Infosys, Ltd.	53,189
124	Samsung SDS Co., Ltd.*	33,116
		86,305
Insurance — 5.5%
37,600	AIA Group, Ltd.	207,066
43,600	China Pacific Insurance Group Co., Ltd. - Class Aβ	229,072
278	Samsung Fire & Marine Insurance Co., Ltd.	71,229
		507,367
Internet Software & Services — 4.1%
583	Alibaba Group Holding, Ltd. (ADR)*	60,597
100	NAVER Corp.	64,611
14,400	Tencent Holdings, Ltd.	206,639
2,589	Youku Tudou, Inc. (ADR)*	46,110
		377,957
Machinery — 0.6%
3,064	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	51,296
Marine — 0.7%
110,411	First Steamship Co., Ltd.	62,103
Metals & Mining — 2.0%
18,860	Hindustan Zinc, Ltd.	50,672
5,445	Iluka Resources, Ltd.	26,169
402	POSCO	101,439
		178,280
Multiline Retail — 1.4%
368	Hyundai Department Store Co., Ltd.	40,877
40,000	Lifestyle International Holdings, Ltd.	84,146
		125,023
Oil, Gas & Consumable Fuels — 5.7%
94,400	China Petroleum & Chemical Corp. - Class H	76,436
17,000	China Shenhua Energy Co., Ltd. - Class H	50,070
554,000	China Suntien Green Energy Corp., Ltd. - Class H	115,238
61,000	CNOOC, Ltd.	82,526
60,000	PetroChina Co., Ltd. - Class H	66,711
9,137	Reliance Industries, Ltd.	128,545
		519,526
Pharmaceuticals — 1.7%
2,545	Torrent Pharmaceuticals, Ltd.	45,590
10,900	Yunnan Baiyao Group Co., Ltd. - Class Aβ	110,782
		156,372
Real Estate Investment Trusts (REITs) — 0.5%
44,079	AIMS AMP Capital Industrial REIT	47,063
Real Estate Management & Development — 5.6%
302,955	Central China Real Estate, Ltd.	68,097
2,390,359	Century Properties Group, Inc.	50,595
3,000	Cheung Kong Holdings, Ltd.	50,064
18,000	China Overseas Land & Investment, Ltd.	53,127
2,070,000	CSI Properties, Ltd.	82,202
48,400	IJM Land Bhd	46,342
124,500	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	53,824
342,350	Siam Future Development PCL	65,056
3,000	Sun Hung Kai Properties, Ltd.	45,369
		514,676
Road & Rail — 1.9%
99,200	Daqin Railway Co., Ltd. - Class Aβ	171,122
Semiconductor & Semiconductor Equipment — 7.0%
11,000	MediaTek, Inc.	160,147
2,978	SK Hynix, Inc.*	128,248
81,000	Taiwan Semiconductor Manufacturing Co., Ltd.	357,454
		645,849
Software — 0.5%
281	NCSoft Corp.	46,071
Specialty Retail — 3.9%
136,000	Baoxin Auto Group, Ltd.	78,104
69,600	Chow Tai Fook Jewellery Group, Ltd.	93,182
20,250	L'Occitane International SA	50,962
39,025	PC Jeweller, Ltd.	132,333
		354,581
Technology Hardware, Storage & Peripherals — 3.9%
300	Samsung Electronics Co., Ltd.	360,665
Textiles, Apparel & Luxury Goods — 1.2%
36,600	Samsonite International SA	108,358
Thrifts & Mortgage Finance — 0.8%
4,287	Housing Development Finance Corp., Ltd.	76,704
Tobacco — 0.5%
8,091	ITC, Ltd.	47,113
Wireless Telecommunication Services — 1.0%
8,000	China Mobile, Ltd.	93,991
Total Common Stocks (cost $8,083,335)		8,550,171
Preferred Stocks — 1.0%
Technology Hardware, Storage & Peripherals — 1.0%
103	Samsung Electronics Co., Ltd. (cost $92,607)	96,390
Investment Companies — 5.5% Money Markets — 5.5%
500,000	Janus Cash Liquidity Fund LLC, 0.1008%∞,£ (cost $500,000)	500,000
Investments Purchased with Cash Collateral From Securities Lending — 0.2%
22,000	Janus Cash Collateral Fund LLC, 0.0650%∞,£ (cost $22,000)	22,000
Total Investments (total cost $8,697,942) – 100%		$ 9,168,561

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)
Country	Value	% of Investment Securities
China	$ 2,846,015	31.0%
South Korea	1,702,699	18.6
Hong Kong	1,129,280	12.3
Taiwan	1,058,190	11.5
India	747,456	8.1
United States††	522,000	5.7
Singapore	346,424	3.8
Philippines	256,399	2.8
Thailand	197,807	2.2
Indonesia	127,992	1.4
Malaysia	118,623	1.3
France	50,962	0.6
Japan	38,545	0.4
Australia	26,169	0.3
Total	$ 9,168,561	100.0%

††	Includes all Cash Equivalents of 0.2%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PCL	Public Company Limited

* Non-income-producing security.

β Security is illiquid.

∞ Rate shown is the 7-day yield as of December 31, 2014.

# Loaned security; a portion or all of the security is on loan at December 31, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Asia Equity Fund
Janus Cash Collateral Fund LLC	230,825	45,325	(254,150)	22,000	$ -	$ 163(1)	$ 22,000
Janus Cash Liquidity Fund LLC	487,094	2,940,059	(2,927,153)	500,000	-	57	500,000
					$ -	$ 220	$ 522,000

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Auto Components	$—	$110,690	$—
Automobiles	—	553,429	—
Beverages	—	29,555	—
Capital Markets	—	183,380	—
Chemicals	—	87,812	—
Commercial Banks	—	1,352,587	—
Construction & Engineering	—	142,473	—
Construction Materials	—	46,569	—
Diversified Telecommunication Services	—	133,154	—
Electric Utilities	—	47,629	—
Electrical Equipment	—	47,890	—
Electronic Equipment, Instruments & Components	—	413,458	—
Food Products	—	229,786	—
Health Care Providers & Services	—	49,096	—
Hotels, Restaurants & Leisure	—	72,281	—
Household Durables	—	92,728	—
Independent Power and Renewable Electricity Producers	—	86,873	—
Industrial Conglomerates	66,708	273,651	—
Information Technology Services	33,116	53,189	—
Insurance	—	507,367	—
Internet Software & Services	106,707	271,250	—
Machinery	—	51,296	—
Marine	—	62,103	—
Metals & Mining	—	178,280	—
Multiline Retail	—	125,023	—
Oil, Gas & Consumable Fuels	—	519,526	—
Pharmaceuticals	—	156,372	—
Real Estate Investment Trusts (REITs)	—	47,063	—
Real Estate Management & Development	65,056	449,620	—
Road & Rail	—	171,122	—
Semiconductor & Semiconductor Equipment	—	645,849	—
Software	—	46,071	—
Specialty Retail	—	354,581	—
Technology Hardware, Storage & Peripherals	—	360,665	—
Textiles, Apparel & Luxury Goods	—	108,358	—
Thrifts & Mortgage Finance	—	76,704	—
Tobacco	—	47,113	—
Wireless Telecommunication Services	—	93,991	—

Preferred Stocks	—	96,390	—

Investment Companies	—	500,000	—

Investments Purchased with Cash Collateral From Securities Lending	—	22,000	—

Total Assets	$271,587	$8,896,974	$—

Janus Balanced Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 2.1%
$ 10,393,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 10,476,269
3,385,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	3,440,196
36,182,000	Applebee's/IHOP Funding LLC 4.2770%, 9/5/21 (144A)	36,300,424
8,062,000	Aventura Mall Trust 2013-AVM 3.7427%, 12/5/20 (144A),‡	7,853,388
1,200,000	Banc of America Commercial Mortgage Trust 2006-6 5.4210%, 10/10/45	1,237,752
1,897,539	Banc of America Commercial Mortgage Trust 2007-5 5.7720%, 2/10/51‡	2,007,004
5,530,000	Boca Hotel Portfolio Trust 2013-BOCA 3.2108%, 8/15/26 (144A),‡	5,526,649
17,256,798	CKE Restaurant Holdings, Inc. 4.4740%, 3/20/43 (144A)	17,499,428
5,970,753	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49	6,339,656
18,183,000	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	19,707,735
11,060,664	Domino's Pizza Master Issuer LLC 5.2160%, 1/25/42 (144A)	11,595,480
2,478,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2.5553%, 10/25/24‡	2,470,298
2,973,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2.8053%, 10/25/24‡	2,956,443
12,713,248	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20 (144A),§	11,023,442
9,893,000	GS Mortgage Securities Corp. II 3.4350%, 12/10/27 (144A),‡	9,307,997
4,056,000	GS Mortgage Securities Corp. Trust 2013-NYC5 3.6490%, 1/10/18 (144A),‡	4,107,195
4,368,000	Hilton USA Trust 2013-HLT 4.4065%, 11/5/30 (144A)	4,467,538
8,172,000	Hilton USA Trust 2013-HLT 5.2216%, 11/5/30 (144A),‡	8,372,729
6,993,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.1508%, 4/15/30 (144A),‡	6,995,622
3,123,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.9008%, 4/15/30 (144A),‡	3,126,901
7,393,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT 2.8044%, 2/16/25 (144A)	7,461,385
6,350,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT 4.8447%, 2/16/25 (144A)	6,497,060
2,881,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU 3.6610%, 12/15/28 (144A),‡	2,880,323
12,352,000	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	13,018,045
3,952,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	3,970,570
4,254,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	4,381,335
10,330,000	Starwood Retail Property Trust 2014-STAR 3.4108%, 11/15/27 (144A),‡	10,373,882
6,553,000	Starwood Retail Property Trust 2014-STAR 4.3108%, 11/15/27 (144A),‡	6,579,867
15,074,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.3830%, 12/15/43	15,991,961
725,792	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.5910%, 4/15/47‡	774,602
9,151,524	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.6600%, 4/15/47	9,478,499
4,888,774	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 5.9413%, 2/15/51‡	5,122,330
3,227,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.9050%, 1/15/27 (144A),‡	3,225,154
1,545,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.4050%, 2/15/27 (144A),‡	1,544,044
1,620,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 3.4050%, 2/15/27 (144A),‡	1,618,097
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $267,937,673)		267,729,300
Bank Loans and Mezzanine Loans — 0.7%
Communications — 0.1%
9,950,529	Tribune Media Co. 4.0000%, 12/27/20‡	9,782,664
Consumer Cyclical — 0.1%
13,327,612	MGM Resorts International 3.5000%, 12/20/19‡	12,952,840
Consumer Non-Cyclical — 0.2%
2,514,003	CHS/Community Health Systems, Inc. 4.2500%, 1/27/21‡	2,505,103
11,053,455	IMS Health, Inc. 3.5000%, 3/17/21‡	10,777,118
6,546,265	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	6,459,004
		19,741,225
Technology — 0.3%
44,745,150	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡	44,540,217
Total Bank Loans and Mezzanine Loans (cost $88,051,116)		87,016,946
Common Stocks — 58.9%
Aerospace & Defense — 4.5%
1,703,288	Boeing Co.	221,393,374
1,527,586	Honeywell International, Inc.	152,636,393
792,593	Precision Castparts Corp.	190,919,802
		564,949,569
Airlines — 1.3%
2,535,601	United Continental Holdings, Inc.*	169,606,351
Automobiles — 1.3%
4,576,743	General Motors Co.	159,774,098
Beverages — 0.4%
1,901,699	Diageo PLC	54,536,199
Biotechnology — 0.7%
567,284	Amgen, Inc.	90,362,668
Capital Markets — 1.9%
6,893,993	Blackstone Group LP	233,223,783
Chemicals — 3.8%
3,443,644	EI du Pont de Nemours & Co.	254,623,038
2,820,911	LyondellBasell Industries NV - Class A	223,952,124
		478,575,162
Commercial Banks — 2.5%
1,848,264	JPMorgan Chase & Co.	115,664,361
4,319,283	U.S. Bancorp	194,151,771
		309,816,132
Consumer Finance — 0.8%
1,087,914	American Express Co.	101,219,519
Diversified Financial Services — 0.5%
672,275	CME Group, Inc.	59,597,179
Diversified Telecommunication Services — 0.2%
474,757	Verizon Communications, Inc.	22,209,132
Electronic Equipment, Instruments & Components — 1.3%
2,498,377	TE Connectivity, Ltd. (U.S. Shares)	158,022,345
Food Products — 0.5%
588,824	Hershey Co.	61,196,478
Health Care Equipment & Supplies — 0.8%
2,329,379	Abbott Laboratories	104,868,643
Health Care Providers & Services — 2.4%
2,109,185	Aetna, Inc.	187,358,904
1,319,953	Express Scripts Holding Co.*	111,760,420
		299,119,324
Hotels, Restaurants & Leisure — 2.5%
2,877,321	Las Vegas Sands Corp.	167,344,989
941,894	Six Flags Entertainment Corp.	40,642,726
1,244,571	Starwood Hotels & Resorts Worldwide, Inc.	100,897,371
		308,885,086
Industrial Conglomerates — 0.7%
577,081	3M Co.	94,825,950
Information Technology Services — 2.4%
663,109	Automatic Data Processing, Inc.	55,283,397
2,903,421	MasterCard, Inc. - Class A	250,158,754
		305,442,151
Insurance — 0.9%
4,737,270	Prudential PLC	109,001,381
Internet & Catalog Retail — 0.9%
94,782	Priceline Group, Inc.*	108,071,384
Internet Software & Services — 2.0%
773,817	Alibaba Group Holding, Ltd. (ADR)*	80,430,539
327,506	Google, Inc. - Class C*	172,399,158
		252,829,697
Leisure Products — 1.0%
3,949,306	Mattel, Inc.	122,211,274
Machinery — 0.3%
474,769	Dover Corp.	34,050,433
Media — 2.4%
3,413,288	CBS Corp. - Class B	188,891,358
547,666	Time Warner Cable, Inc.	83,278,092
334,327	Viacom, Inc. - Class B	25,158,107
		297,327,557
Oil, Gas & Consumable Fuels — 3.4%
1,509,848	Chevron Corp.	169,374,749
5,264,697	Enterprise Products Partners LP	190,160,856
2,373,243	Marathon Oil Corp.	67,139,044
		426,674,649
Pharmaceuticals — 6.3%
3,233,256	AbbVie, Inc.	211,584,273
2,418,876	Bristol-Myers Squibb Co.	142,786,250
1,021,140	Eli Lilly & Co.	70,448,449
1,431,305	Endo International PLC*	103,225,716
1,407,776	Johnson & Johnson	147,211,136
2,058,408	Mylan, Inc.*	116,032,459
		791,288,283
Professional Services — 0.3%
349,463	Towers Watson & Co. - Class A	39,548,728
Real Estate Investment Trusts (REITs) — 0.4%
659,395	Outfront Media, Inc.	17,698,162
542,422	Ventas, Inc.	38,891,657
		56,589,819
Real Estate Management & Development — 0.6%
61,628,705	Colony American Homes Holdings III LP*,§	70,256,724
Road & Rail — 2.6%
491,951	Canadian Pacific Railway, Ltd. (U.S. Shares)	94,794,038
1,983,359	Union Pacific Corp.	236,277,558
		331,071,596
Software — 1.6%
156,850	CDK Global, Inc.	6,393,206
4,124,179	Microsoft Corp.	191,568,115
		197,961,321
Specialty Retail — 1.0%
80,153	AutoZone, Inc.*	49,623,524
740,329	Home Depot, Inc.	77,712,335
		127,335,859
Technology Hardware, Storage & Peripherals — 2.9%
1,626,939	Apple, Inc.	179,581,527
3,033,765	EMC Corp.	90,224,171
1,340,094	Seagate Technology PLC	89,116,251
		358,921,949
Textiles, Apparel & Luxury Goods — 1.7%
2,266,972	NIKE, Inc. - Class B	217,969,358
Tobacco — 2.1%
2,360,922	Altria Group, Inc.	116,322,627
1,846,334	Philip Morris International, Inc.	150,383,904
		266,706,531
Total Common Stocks (cost $5,002,619,800)		7,384,046,312
Corporate Bonds — 16.8%
Asset-Backed Securities — 0.1%
$ 11,830,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	11,689,933
Banking — 2.8%
6,228,000	Ally Financial, Inc. 8.0000%, 3/15/20	7,349,040
6,164,000	Ally Financial, Inc. 7.5000%, 9/15/20	7,227,290
13,298,000	American Express Co. 6.8000%, 9/1/66‡	13,929,655
4,462,000	American Express Co. 5.2000%µ	4,531,571
6,508,000	American Express Credit Corp. 1.7500%, 6/12/15	6,543,781
5,081,000	Bank of America Corp. 1.5000%, 10/9/15	5,101,837
11,288,000	Bank of America Corp. 8.0000%µ	12,120,490
11,715,000	Citigroup, Inc. 5.9000%, 12/29/49	11,422,125
19,768,000	Citigroup, Inc. 5.8000%µ	19,768,000
6,652,000	Credit Suisse, New York 3.6250%, 9/9/24	6,766,674
11,489,000	Discover Financial Services 3.9500%, 11/6/24	11,549,237
21,010,000	Goldman Sachs Capital I 6.3450%, 2/15/34	24,993,601
4,566,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	4,897,478
2,852,000	Goldman Sachs Group, Inc. 5.7000%µ	2,884,798
7,351,000	HBOS PLC 6.7500%, 5/21/18 (144A)	8,192,660
11,897,000	Intesa Sanpaolo SpA 5.0170%, 6/26/24 (144A)	11,546,217
19,699,000	Morgan Stanley 1.8750%, 1/5/18	19,626,902
7,173,000	Morgan Stanley 5.0000%, 11/24/25	7,654,416
2,897,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	2,926,005
21,290,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23	23,091,028
21,951,000	Royal Bank of Scotland Group PLC 6.0000%, 12/19/23	23,759,718
38,578,000	Royal Bank of Scotland Group PLC 5.1250%, 5/28/24	39,241,194
10,600,000	Santander UK PLC 5.0000%, 11/7/23 (144A)	11,195,678
12,296,000	SVB Financial Group 5.3750%, 9/15/20	13,826,385
13,746,000	Synchrony Financial 3.0000%, 8/15/19	13,896,422
18,927,000	Synchrony Financial 4.2500%, 8/15/24	19,421,544
18,561,000	Zions Bancorporation 5.8000%µ	17,521,584
		350,985,330
Basic Industry — 0.8%
16,369,000	Albemarle Corp. 4.1500%, 12/1/24	16,631,002
13,457,000	Albemarle Corp. 5.4500%, 12/1/44	14,480,378
6,570,000	Ashland, Inc. 3.8750%, 4/15/18	6,635,700
8,480,000	Ashland, Inc. 6.8750%, 5/15/43	9,031,200
19,722,000	Georgia-Pacific LLC 3.1630%, 11/15/21 (144A)	19,839,858
18,490,000	Georgia-Pacific LLC 3.6000%, 3/1/25 (144A)	18,568,934
10,140,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	9,937,768
		95,124,840
Brokerage — 1.6%
15,760,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	16,863,200
7,100,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	7,273,652
10,841,000	Charles Schwab Corp. 7.0000%µ	12,528,185
14,856,000	E*TRADE Financial Corp. 6.3750%, 11/15/19	15,747,360
8,177,000	E*TRADE Financial Corp. 5.3750%, 11/15/22	8,360,982
3,284,000	Lazard Group LLC 6.8500%, 6/15/17	3,655,749
13,640,000	Lazard Group LLC 4.2500%, 11/14/20	14,375,878
21,301,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	22,259,545
12,215,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	12,856,287
16,136,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	16,729,902
30,456,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	34,688,836
9,222,000	Stifel Financial Corp. 4.2500%, 7/18/24	9,276,650
23,131,000	TD Ameritrade Holding Corp. 3.6250%, 4/1/25	23,443,569
		198,059,795
Capital Goods — 0.5%
6,986,000	CNH Industrial Capital LLC 3.6250%, 4/15/18	6,881,210
9,704,000	Exelis, Inc. 4.2500%, 10/1/16	10,035,974
4,384,000	Exelis, Inc. 5.5500%, 10/1/21	4,731,384
12,080,000	FLIR Systems, Inc. 3.7500%, 9/1/16	12,521,403
11,208,000	Hanson, Ltd. 6.1250%, 8/15/16	11,880,480
7,700,000	KLX, Inc. 5.8750%, 12/1/22 (144A)	7,777,000
6,520,000	Martin Marietta Materials, Inc. 4.2500%, 7/2/24	6,683,678
4,756,000	Owens Corning 4.2000%, 12/1/24	4,693,535
2,087,000	Vulcan Materials Co. 7.0000%, 6/15/18	2,295,700
		67,500,364
Communications — 0.3%
5,281,000	Nielsen Finance LLC / Nielsen Finance Co. 4.5000%, 10/1/20	5,307,405
5,582,000	Nielsen Finance LLC / Nielsen Finance Co. 5.0000%, 4/15/22 (144A)	5,609,910
6,587,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	6,671,156
9,946,000	Sprint Corp. 7.2500%, 9/15/21	9,858,972
12,932,000	UBM PLC 5.7500%, 11/3/20 (144A)	14,107,027
		41,554,470
Consumer Cyclical — 1.5%
18,940,000	Brinker International, Inc. 3.8750%, 5/15/23	18,887,252
2,737,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	2,835,324
4,216,000	DR Horton, Inc. 4.7500%, 5/15/17	4,405,720
9,117,000	DR Horton, Inc. 3.7500%, 3/1/19	9,025,830
20,109,000	General Motors Co. 3.5000%, 10/2/18	20,511,180
51,754,000	General Motors Co. 4.8750%, 10/2/23	55,376,780
10,839,000	General Motors Co. 6.2500%, 10/2/43	12,948,269
9,397,000	General Motors Co. 5.2000%, 4/1/45	9,913,835
4,880,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18	4,886,100
2,708,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23	2,761,862
6,206,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	6,733,653
10,406,000	MDC Holdings, Inc. 5.5000%, 1/15/24	10,067,805
5,107,000	MGM Resorts International 8.6250%, 2/1/19	5,790,061
9,005,000	Schaeffler Finance BV 4.2500%, 5/15/21 (144A)	8,779,875
3,783,000	Toll Brothers Finance Corp. 4.0000%, 12/31/18	3,801,915
3,451,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	3,683,943
1,931,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	1,892,380
6,031,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	5,729,450
		188,031,234
Consumer Non-Cyclical — 1.1%
3,401,000	Actavis Funding SCS 3.8500%, 6/15/24	3,418,376
3,024,000	Actavis Funding SCS 4.8500%, 6/15/44	3,068,562
11,208,000	Becton Dickinson and Co. 1.8000%, 12/15/17	11,249,335
15,991,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	17,350,235
6,613,000	HCA, Inc. 3.7500%, 3/15/19	6,621,266
11,844,000	Life Technologies Corp. 6.0000%, 3/1/20	13,531,355
2,929,000	Life Technologies Corp. 5.0000%, 1/15/21	3,237,116
5,140,000	Omnicare, Inc. 4.7500%, 12/1/22	5,204,250
6,798,000	Omnicare, Inc. 5.0000%, 12/1/24	6,967,950
7,792,000	Safeway, Inc. 4.7500%, 12/1/21	7,889,369
3,035,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	3,088,113
6,111,000	Thermo Fisher Scientific, Inc. 3.3000%, 2/15/22	6,121,101
8,854,000	Tyson Foods, Inc. 6.6000%, 4/1/16	9,438,399
20,307,000	Wm Wrigley Jr Co. 2.4000%, 10/21/18 (144A)	20,449,982
20,289,000	Wm Wrigley Jr Co. 3.3750%, 10/21/20 (144A)	20,737,935
		138,373,344
Electric — 0.2%
6,144,000	IPALCO Enterprises, Inc. 5.0000%, 5/1/18	6,481,920
8,028,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	8,264,858
9,421,000	PPL WEM Holdings, Ltd. 5.3750%, 5/1/21 (144A)	10,588,055
		25,334,833
Energy — 3.2%
19,717,000	California Resources Corp. 5.5000%, 9/15/21 (144A)	16,858,035
16,440,000	California Resources Corp. 6.0000%, 11/15/24 (144A)	13,891,800
16,513,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	16,502,679
22,148,000	Chesapeake Energy Corp. 4.8750%, 4/15/22	21,538,930
23,753,000	Chevron Corp. 1.3450%, 11/15/17	23,772,240
21,760,000	Cimarex Energy Co. 5.8750%, 5/1/22	22,630,400
18,087,000	Cimarex Energy Co. 4.3750%, 6/1/24	17,273,085
12,746,000	Continental Resources, Inc. 5.0000%, 9/15/22	12,331,755
16,915,000	DCP Midstream Operating LP 4.9500%, 4/1/22	17,954,241
8,884,000	DCP Midstream Operating LP 3.8750%, 3/15/23	8,501,419
7,928,000	DCP Midstream Operating LP 5.6000%, 4/1/44	8,105,373
10,103,000	Devon Energy Corp. 2.2500%, 12/15/18	10,066,589
5,796,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	6,095,827
6,086,000	El Paso Pipeline Partners Operating Co. LLC 4.3000%, 5/1/24	6,097,783
6,256,000	Energy Transfer Partners LP 4.1500%, 10/1/20	6,413,526
9,126,000	EnLink Midstream Partners LP 4.4000%, 4/1/24	9,245,012
6,998,000	EnLink Midstream Partners LP 5.6000%, 4/1/44	7,310,097
4,702,000	Ensco PLC 4.5000%, 10/1/24	4,570,236
9,540,000	Forum Energy Technologies, Inc. 6.2500%, 10/1/21	8,967,600
2,619,000	Frontier Oil Corp. 6.8750%, 11/15/18	2,671,380
611,000	Kinder Morgan, Inc. 6.5000%, 9/15/20	691,340
6,860,000	Kinder Morgan, Inc. 7.7500%, 1/15/32	8,437,800
8,985,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	10,025,364
16,534,000	Nabors Industries, Inc. 5.0000%, 9/15/20	16,239,199
12,840,000	NGL Energy Partners LP / NGL Energy Finance Corp. 5.1250%, 7/15/19 (144A)	12,326,400
24,768,000	Oceaneering International, Inc. 4.6500%, 11/15/24	24,251,661
12,095,000	Plains All American Pipeline LP / PAA Finance Corp. 3.9500%, 9/15/15	12,342,367
14,665,000	Spectra Energy Partners LP 4.7500%, 3/15/24	15,719,707
21,177,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.1250%, 11/15/19 (144A)	20,382,863
20,604,000	Western Gas Partners LP 5.3750%, 6/1/21	22,605,431
16,541,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	15,465,835
		399,285,974
Finance Companies — 0.7%
25,911,000	CIT Group, Inc. 4.2500%, 8/15/17	26,429,220
1,032,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	1,119,720
20,462,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	21,587,410
7,236,000	CIT Group, Inc. 3.8750%, 2/19/19	7,217,910
4,867,000	GE Capital Trust I 6.3750%, 11/15/67‡	5,242,017
4,279,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	4,589,227
17,000,000	General Electric Capital Corp. 6.2500%µ	18,508,750
7,500,000	General Electric Capital Corp. 7.1250%µ	8,728,125
		93,422,379
Financial — 0.3%
13,673,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	14,190,072
24,218,000	LeasePlan Corp. NV 2.5000%, 5/16/18 (144A)	24,228,389
		38,418,461
Industrial — 0.1%
5,555,000	Cintas Corp. No 2 2.8500%, 6/1/16	5,695,380
5,816,000	Cintas Corp. No 2 4.3000%, 6/1/21	6,267,799
		11,963,179
Insurance — 0.3%
20,665,000	Primerica, Inc. 4.7500%, 7/15/22	22,540,865
8,411,000	Voya Financial, Inc. 5.6500%, 5/15/53‡	8,326,890
		30,867,755
Real Estate Investment Trusts (REITs) — 1.0%
9,695,000	Alexandria Real Estate Equities, Inc. 2.7500%, 1/15/20	9,602,296
17,006,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	18,088,619
9,451,000	Alexandria Real Estate Equities, Inc. 4.5000%, 7/30/29	9,678,136
9,745,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	11,223,316
15,074,000	Kennedy-Wilson, Inc. 5.8750%, 4/1/24	15,111,685
7,870,000	Post Apartment Homes LP 4.7500%, 10/15/17	8,462,029
4,419,000	Reckson Operating Partnership LP 6.0000%, 3/31/16	4,658,209
2,533,000	Retail Opportunity Investments Partnership LP 5.0000%, 12/15/23	2,745,752
4,806,000	Retail Opportunity Investments Partnership LP 4.0000%, 12/15/24	4,815,982
3,870,000	Senior Housing Properties Trust 6.7500%, 4/15/20	4,373,069
4,274,000	Senior Housing Properties Trust 6.7500%, 12/15/21	4,934,551
9,393,000	SL Green Realty Corp. 5.0000%, 8/15/18	10,074,716
18,128,000	SL Green Realty Corp. 7.7500%, 3/15/20	21,656,053
		125,424,413
Technology — 1.9%
7,626,000	Autodesk, Inc. 3.6000%, 12/15/22	7,540,779
20,706,000	Cadence Design Systems, Inc. 4.3750%, 10/15/24	21,038,207
2,724,000	Fidelity National Information Services, Inc. 5.0000%, 3/15/22	2,888,952
6,417,000	Fidelity National Information Services, Inc. 3.8750%, 6/5/24	6,481,825
8,001,000	Fiserv, Inc. 3.1250%, 10/1/15	8,138,801
4,105,000	Motorola Solutions, Inc. 4.0000%, 9/1/24	4,129,716
5,120,000	MSCI, Inc. 5.2500%, 11/15/24 (144A)	5,299,200
12,838,000	National Semiconductor Corp. 3.9500%, 4/15/15	12,966,264
5,564,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	5,580,865
4,441,000	Seagate HDD Cayman 4.7500%, 6/1/23	4,612,636
42,427,000	Seagate HDD Cayman 4.7500%, 1/1/25 (144A)	43,706,810
2,511,000	Seagate HDD Cayman 5.7500%, 12/1/34 (144A)	2,648,186
22,822,000	Trimble Navigation, Ltd. 4.7500%, 12/1/24	23,383,307
32,802,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	32,195,819
7,789,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	8,361,733
28,796,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	32,443,935
12,015,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	12,382,611
		233,799,646
Transportation — 0.4%
2,197,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	2,222,666
12,183,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	12,392,048
1,528,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	1,549,028
12,794,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	13,208,513
8,551,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 6/15/19 (144A)	8,498,856
1,301,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.8750%, 7/11/22 (144A)	1,401,462
7,014,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	7,280,399
8,307,000	Southwest Airlines Co. 5.1250%, 3/1/17	8,898,699
		55,451,671
Total Corporate Bonds (cost $2,058,779,945)		2,105,287,621
Mortgage-Backed Securities — 6.7%
	Fannie Mae Pool:
2,234,694	5.5000%, 1/1/25	2,455,767
5,827,051	5.0000%, 9/1/29	6,456,425
2,279,994	5.0000%, 1/1/30	2,526,027
1,490,509	5.5000%, 1/1/33	1,681,267
6,347,420	6.0000%, 10/1/35	7,248,087
6,881,964	6.0000%, 12/1/35	7,859,106
1,148,517	6.0000%, 2/1/37	1,327,645
6,038,179	6.0000%, 9/1/37	6,625,563
5,315,699	6.0000%, 10/1/38	6,195,329
1,878,122	7.0000%, 2/1/39	2,095,920
7,057,352	5.5000%, 3/1/40	8,047,289
20,703,722	5.5000%, 4/1/40	23,248,471
1,937,907	4.5000%, 10/1/40	2,126,687
16,120,401	5.0000%, 2/1/41	17,909,175
3,794,882	5.5000%, 2/1/41	4,327,297
3,762,437	5.0000%, 4/1/41	4,179,439
9,015,420	5.0000%, 5/1/41	10,013,878
6,895,620	5.5000%, 5/1/41	7,708,026
7,998,290	5.5000%, 6/1/41	8,967,795
8,090,317	5.0000%, 7/1/41	8,987,221
6,794,452	4.5000%, 8/1/41	7,423,562
10,047,619	5.5000%, 12/1/41	11,292,357
10,272,493	4.0000%, 6/1/42	11,080,998
4,754,363	4.0000%, 8/1/42	5,128,316
5,749,390	4.0000%, 9/1/42	6,198,973
6,065,489	4.0000%, 9/1/42	6,542,715
7,129,839	4.0000%, 11/1/42	7,692,587
35,004,386	4.5000%, 2/1/43	38,452,178
16,589,889	4.0000%, 5/1/43	17,894,534
15,250,614	4.0000%, 7/1/43	16,451,736
17,272,913	4.0000%, 8/1/43	18,635,817
4,389,257	4.0000%, 9/1/43	4,735,582
14,656,817	4.0000%, 9/1/43	15,809,894
9,605,447	3.5000%, 1/1/44	10,074,000
21,587,757	3.5000%, 1/1/44	22,640,853
11,505,220	4.0000%, 2/1/44	12,409,485
11,309,642	3.5000%, 4/1/44	11,847,643
32,765,329	3.5000%, 5/1/44	34,364,051
28,158,335	4.0000%, 7/1/44	30,433,623
6,711,607	4.0000%, 8/1/44	7,254,530
17,813,222	4.0000%, 8/1/44	19,252,532
	Freddie Mac Gold Pool:
1,559,928	5.0000%, 1/1/19	1,639,506
1,540,130	5.5000%, 8/1/19	1,628,967
2,318,023	5.0000%, 6/1/20	2,469,896
5,166,012	5.5000%, 12/1/28	5,775,122
6,730,869	3.5000%, 2/1/29	7,103,632
4,326,622	5.5000%, 10/1/36	4,876,554
19,881,754	6.0000%, 4/1/40	22,656,564
4,892,152	4.5000%, 1/1/41	5,355,106
10,481,755	5.0000%, 5/1/41	11,695,369
6,575,781	5.5000%, 5/1/41	7,356,056
87,543,705	4.5000%, 9/1/44	96,943,379
	Ginnie Mae I Pool:
6,501,819	5.1000%, 1/15/32	7,405,387
7,043,470	4.9000%, 10/15/34	7,819,442
842,144	5.5000%, 9/15/35	966,753
4,148,041	5.5000%, 3/15/36	4,680,276
5,462,499	5.5000%, 8/15/39	6,486,316
16,534,072	5.5000%, 8/15/39	19,079,386
4,060,742	5.0000%, 10/15/39	4,506,292
6,233,612	5.5000%, 10/15/39	7,115,215
6,266,232	5.0000%, 11/15/39	6,938,099
1,978,039	5.0000%, 1/15/40	2,189,600
655,773	5.0000%, 5/15/40	730,978
2,202,583	5.0000%, 5/15/40	2,447,205
1,675,847	5.0000%, 7/15/40	1,851,587
6,635,468	5.0000%, 7/15/40	7,345,978
6,715,347	5.0000%, 2/15/41	7,469,526
2,430,400	5.0000%, 4/15/41	2,686,228
2,730,883	5.0000%, 5/15/41	3,078,001
1,915,620	4.5000%, 7/15/41	2,107,585
6,319,140	4.5000%, 7/15/41	6,926,394
14,515,703	4.5000%, 8/15/41	16,199,563
1,665,966	5.0000%, 9/15/41	1,860,018
	Ginnie Mae II Pool:
3,630,047	6.0000%, 11/20/34	4,162,263
4,279,423	5.5000%, 11/20/37	4,772,017
1,661,549	6.0000%, 1/20/39	1,865,978
1,010,858	7.0000%, 5/20/39	1,171,476
9,903,518	4.5000%, 10/20/41	10,863,604
710,622	6.0000%, 10/20/41	811,417
2,060,942	6.0000%, 12/20/41	2,347,544
4,492,634	5.5000%, 1/20/42	5,075,229
2,240,953	6.0000%, 1/20/42	2,559,025
1,888,436	6.0000%, 2/20/42	2,154,246
1,790,520	6.0000%, 3/20/42	2,044,368
6,329,304	6.0000%, 4/20/42	7,217,338
3,138,843	3.5000%, 5/20/42	3,314,980
5,328,202	5.5000%, 5/20/42	6,010,969
2,719,717	6.0000%, 5/20/42	3,059,052
8,135,974	5.5000%, 7/20/42	9,068,168
1,759,263	6.0000%, 7/20/42	2,006,049
1,890,199	6.0000%, 8/20/42	2,156,588
4,198,914	6.0000%, 9/20/42	4,792,276
1,804,087	6.0000%, 11/20/42	2,053,183
2,384,646	6.0000%, 2/20/43	2,718,566
9,805,865	3.5000%, 9/20/44	10,357,462
Total Mortgage-Backed Securities (cost $821,264,037)		833,574,158
Preferred Stocks — 0.8%
Capital Markets — 0.3%
460,800	Morgan Stanley, 6.8750%	12,261,888
586,810	Morgan Stanley, 7.1250%	16,154,879
277,200	State Street Corp., 5.9000%	7,168,392
		35,585,159
Commercial Banks — 0.1%
646,875	Wells Fargo & Co., 6.6250%	17,944,312
Construction & Engineering — 0.1%
312,575	Citigroup Capital XIII, 7.8750%	8,308,244
Consumer Finance — 0.3%
19,400	Ally Financial, Inc., 7.0000% (144A)	19,392,120
601,750	Discover Financial Services, 6.5000%	15,248,345
		34,640,465
Total Preferred Stocks (cost $92,470,623)		96,478,180
U.S. Treasury Notes/Bonds — 13.4%

$ 104,580,000	0.5000%, 11/30/16	104,318,550
170,358,000	0.6250%, 12/31/16	170,131,765
22,394,000	1.0000%, 12/15/17	22,341,508
58,644,000	1.3750%, 7/31/18	58,703,582
84,828,000	1.5000%, 8/31/18	85,238,907
283,226,000	1.3750%, 9/30/18	281,230,951
55,868,000	1.2500%, 10/31/18	55,505,752
48,166,000	1.6250%, 7/31/19	48,241,235
43,085,000	1.7500%, 9/30/19	43,337,435
64,084,000	1.5000%, 10/31/19	63,693,472
109,082,000	1.5000%, 11/30/19	108,391,729
34,657,000	2.1250%, 9/30/21	35,046,891
14,839,000	1.7500%, 5/15/23	14,448,319
54,623,000	2.5000%, 8/15/23	56,376,890
76,289,000	2.7500%, 11/15/23	80,312,024
39,540,000	2.5000%, 5/15/24	40,732,368
10,038,000	2.3750%, 8/15/24	10,223,864
246,522,000	2.2500%, 11/15/24	248,178,381
59,559,000	3.7500%, 11/15/43	71,596,410
11,346,000	3.6250%, 2/15/44	13,351,939
12,949,000	3.3750%, 5/15/44	14,577,738
25,924,000	3.1250%, 8/15/44	27,908,793
28,554,000	3.0000%, 11/15/44	30,008,484
Total U.S. Treasury Notes/Bonds (cost $1,657,160,896)		1,683,896,987
Investment Companies — 0.6%
Money Markets — 0.6%
73,767,000	Janus Cash Liquidity Fund LLC, 0.1008%∞,£ (cost $73,767,000)	73,767,000
Total Investments (total cost $10,062,051,090) – 100%		$ 12,531,796,504

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States	$ 11,891,370,960	94.9%
United Kingdom	297,931,370	2.4
Canada	94,794,038	0.8
China	80,430,539	0.6
Singapore	44,540,217	0.3
Taiwan	32,195,819	0.3
Germany	28,965,434	0.2
Netherlands	24,228,389	0.2
Australia	13,445,982	0.1
Italy	11,546,217	0.1
Switzerland	6,766,674	0.1
South Korea	5,580,865	0.0
Total	$ 12,531,796,504	100.0%

Schedule of Forward Currency Contracts, Open December 31, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound 1/22/15	10,500,000	$ 16,360,820	$ 1,645
Credit Suisse International:
British Pound 1/8/15	13,810,000	21,521,056	128,803
HSBC Securities (USA), Inc.:
British Pound 1/15/15	5,575,000	8,687,358	85,741
JPMorgan Chase & Co.:
British Pound 1/22/15	10,600,000	16,516,637	121,833
RBC Capital Markets Corp.:
British Pound 1/29/15	12,900,000	20,099,183	166,717
Total		$ 83,185,054	$ 504,739

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Balanced Fund	$ 696,395,510	5.6%

*	Non-income producing security.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of December 31, 2014.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§	Schedule of Restricted and Illiquid Securities (as of December 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Balanced Fund
Colony American Homes Holdings III LP	1/30/13	$ 61,705,954	$ 70,256,724	0.6%
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	10,791,363	11,023,442	0.1%
		$ 72,497,317	$ 81,280,166	0.7%

The Fund has registration rights for certain restricted securities held as of December 31, 2014. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Balanced Fund
Janus Cash Liquidity Fund LLC	196,331,633	1,253,169,992	(1,375,734,625)	73,767,000	$ -	$ 31,628	$ 73,767,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$267,729,300	$—

Bank Loans and Mezzanine Loans	—	87,016,946	—

Common Stocks
Beverages	—	54,536,199	—
Insurance	—	109,001,381	—
Real Estate Management & Development	—	—	70,256,724
All Other	7,150,252,008	—	—

Corporate Bonds	—	2,105,287,621	—

Mortgage-Backed Securities	—	833,574,158	—

Preferred Stocks	—	96,478,180	—

U.S. Treasury Notes/Bonds	—	1,683,896,987	—

Investment Companies	—	73,767,000	—

Total Investments in Securities	$7,150,252,008	$5,311,287,772	$70,256,724

Other Financial Instruments(a):
Forward Currency Contracts	$—	$504,739	$—

Total Assets	$7,150,252,008	$5,311,792,511	$70,256,724
(a)	Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Contrarian Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares	Value
Common Stocks — 85.9%
Airlines — 7.4%
5,595,003	United Continental Holdings, Inc.*,†	$ 374,249,751
Capital Markets — 1.7%
3,479,087	E*TRADE Financial Corp.*	84,385,255
Chemicals — 5.7%
1,225,457	Air Products & Chemicals, Inc.	176,747,663
7,514,092	Alent PLC	37,484,924
3,232,039	Rayonier Advanced Materials, Inc.#,£	72,074,470
		286,307,057
Commercial Banks — 3.0%
2,783,058	Citigroup, Inc.	150,591,268
Communications Equipment — 4.5%
3,350,323	Motorola Solutions, Inc.†	224,739,667
Consumer Finance — 0.9%
1,497,208	Synchrony Financial*	44,541,938
Containers & Packaging — 2.6%
1,662,473	Amcor, Ltd.	18,290,207
1,000,969	Ball Corp.†	68,236,057
897,561	Crown Holdings, Inc.*	45,685,855
		132,212,119
Diversified Financial Services — 2.1%
74,657	Berkshire Hathaway, Inc. - Class B*	11,209,749
1,093,076	CME Group, Inc.	96,901,187
		108,110,936
Electronic Equipment, Instruments & Components — 3.4%
7,321,388	Knowles Corp.*,#,£	172,418,688
Energy Equipment & Services — 0.4%
377,746	Baker Hughes, Inc.	21,180,218
Food & Staples Retailing — 1.3%
1,599,443	Sysco Corp.	63,481,893
Food Products — 0.9%
1,139,989	Post Holdings, Inc.*,#	47,754,139
Hotels, Restaurants & Leisure — 1.4%
7,912,770	Wendy's Co.	71,452,313
Information Technology Services — 3.0%
1,506,703	Amdocs, Ltd. (U.S. Shares)	70,295,229
2,146,605	Blackhawk Network Holdings, Inc. - Class B*,£	80,905,542
		151,200,771
Internet & Catalog Retail — 3.3%
3,045,866	Lands' End, Inc.*,#,£	164,354,929
Internet Software & Services — 0.9%
428,769	Alibaba Group Holding, Ltd. (ADR)*,#	44,566,250
Leisure Products — 0.4%
697,602	Mattel, Inc.	21,587,294
Machinery — 2.0%
2,002,306	Colfax Corp.*	103,258,921
Media — 4.2%
1,618,634	Comcast Corp. - Class A	93,896,958
1,958,737	News Corp. - Class A*	30,732,584
1,463,669	Tribune Media Co. - Class A*	87,483,496
		212,113,038
Multiline Retail — 0.5%
346,894	Target Corp.	26,332,724
Oil, Gas & Consumable Fuels — 5.4%
675,608	Anadarko Petroleum Corp.	55,737,660
471,234	Apache Corp.	29,532,235
100,690	Chevron Corp.	11,295,404
122,294	Exxon Mobil Corp.	11,306,080
1,453,511	MarkWest Energy Partners LP	97,661,404
935,304	Phillips 66	67,061,297
		272,594,080
Personal Products — 1.4%
1,925,737	Herbalife, Ltd.*,#	72,600,285
Pharmaceuticals — 14.6%
4,465,465	Endo International PLC*	322,049,336
2,131,249	Ipca Laboratories, Ltd.	24,565,150
3,076,793	Mallinckrodt PLC*	304,694,811
1,962,969	Zoetis, Inc.	84,466,556
		735,775,853
Real Estate Management & Development — 4.1%
13,771,577	Colony American Homes Holdings III LP*,§	15,699,598
10,451,593	St Joe Co.*,†,#,£	192,204,795
		207,904,393
Road & Rail — 1.4%
2,757,979	Hertz Global Holdings, Inc.*	68,783,996
Software — 2.8%
3,030,507	Microsoft Corp.	140,767,050
Specialty Retail — 1.3%
107,305	Home Depot, Inc.	11,263,806
796,548	Murphy USA, Inc.*	54,850,295
		66,114,101
Technology Hardware, Storage & Peripherals — 0.4%
200,508	Apple, Inc.	22,132,073
Textiles, Apparel & Luxury Goods — 1.7%
2,882,821	Wolverine World Wide, Inc.	84,956,735
Tobacco — 0.8%
6,989,851	ITC, Ltd.	40,701,335
Trading Companies & Distributors — 2.4%
4,683,525	NOW, Inc.*,#	120,507,098
Total Common Stocks (cost $3,672,711,060)		4,337,676,168
Counterparty/Reference Asset
OTC Purchased Options - Calls — 2.4%
Credit Suisse International:
	United Continental Holdings, Inc.* expires March 2015 8,400 contracts exercise price $62.50	6,653,630
	United Continental Holdings, Inc.* expires March 2015 37,466 contracts exercise price $55.00	50,201,956
Goldman Sachs International:
	United Continental Holdings, Inc.* expires March 2015 9,035 contracts exercise price $55.00	12,106,301
	United Continental Holdings, Inc.* expires March 2015 11,747 contracts exercise price $62.50	9,304,785
	United Continental Holdings, Inc.* expires March 2015 37,842 contracts exercise price $60.00	36,223,433
UBS AG:
	United Continental Holdings, Inc.* expires March 2015 6,105 contracts exercise price $55.00	8,180,295
Total OTC Purchased Options - Calls (premiums paid $49,600,627)		122,670,400
Investment Companies — 0.3%
Money Markets — 0.3%
16,680,000	Janus Cash Liquidity Fund LLC, 0.1008% ∞,£ (cost $16,680,000)	16,680,000
Investments Purchased with Cash Collateral From Securities Lending — 11.6%
582,658,904	Janus Cash Collateral Fund LLC, 0.0984% ∞,£ (cost $582,658,904)	582,658,904
Total Investments (total cost $4,321,650,591) – 100.2%		5,059,685,472
Common Stocks Sold Short — (0.2)%
Software — (0.2)%
138,493	Tableau Software, Inc. - Class A* (proceeds $11,946,908)	(11,738,667)
Total Investments and Securities Sold Short (total cost $4,309,703,683) – 100%		$ 5,047,946,805

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$ 4,894,077,606	96.7%
India	65,266,485	1.3
China	44,566,250	0.9
United Kingdom	37,484,924	0.7
Australia	18,290,207	0.4
Total	$ 5,059,685,472	100.0%

†† Includes Cash Equivalents of 11.6%.

Summary of Investments by Country – (Short Positions) December 31, 2014 (unaudited)
Country	Value	% of Securities Sold Short
United States	$ (11,738,667)	100.0%

Schedule of Forward Currency Contracts, Open December 31, 2014
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
British Pound 1/8/15	3,400,000	$ 5,298,450	$ 26,392
JPMorgan Chase & Co.:
British Pound 1/22/15	4,300,000	6,700,145	49,423
Total		$ 11,998,595	$ 75,815

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2014, is noted below.

Fund	Aggregate Value
Janus Contrarian Fund	$ 411,396,715

∞ Rate shown is the 7-day yield as of December 31, 2014.

# Loaned security; a portion or all of the security is on loan at December 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Contrarian Fund
Colony American Homes Holdings III LP	1/30/13	$ 13,788,838	$ 15,699,598	0.3%

The Fund has registration rights for certain restricted securities held as of December 31, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Contrarian Fund
Blackhawk Network Holdings, Inc.	167,970	-	(167,970)	-	$ 1,468,577	$ -	$ -
Blackhawk Network Holdings, Inc. – Class B	2,015,852	130,753	-	2,146,605	-	-	80,905,542
Janus Cash Collateral Fund LLC	335,527,059	583,048,621	(335,916,776)	582,658,904	-	1,737,977(1)	582,658,904
Janus Cash Liquidity Fund LLC	54,149,470	545,208,241	(582,677,711)	16,680,000	-	26,701	16,680,000
Knowles Corp.	4,595,571	2,725,817	-	7,321,388	-	-	172,418,688
Lands’ End, Inc.	3,012,307	33,559	-	3,045,866	-	-	164,354,929
Rayonier Advanced Materials, Inc.	2,513,326	718,713	-	3,232,039	-	210,924	72,074,470
St Joe Co.	10,027,714	423,879	-	10,451,593	-	-	192,204,795
Total					$ 1,468,577	$ 1,975,602	$ 1,281,297,328

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Chemicals	$248,822,133	$37,484,924	$—
Containers & Packaging	113,921,912	18,290,207	—
Pharmaceuticals	711,210,703	24,565,150	—
Real Estate Management & Development	192,204,795	—	15,699,598
Tobacco	—	40,701,335	—
All Other	2,934,775,411	—	—

OTC Purchased Options - Calls	—	122,670,400	—

Investment Companies	—	16,680,000	—

Investments Purchased with Cash Collateral From Securities Lending	—	582,658,904	—

Total Investments in Securities	$4,200,934,954	$843,050,920	$15,699,598

Other Financial Instruments(a):
Forward Currency Contracts	$—	$75,815	$—

Total Assets	$4,200,934,954	$843,126,735	$15,699,598

Liabilities
Investments in Securities Sold Short:
Common Stocks	$11,738,667	$—	$—

(a)	Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Emerging Markets Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares		Value
Common Stocks — 92.0%
Airlines — 1.0%
2,991	Copa Holdings SA - Class A#	$ 309,987
Auto Components — 1.0%
1,491	Hyundai Mobis Co., Ltd.	317,382
Automobiles — 5.2%
164,000	Astra International Tbk PT	97,384
78,200	Chongqing Changan Automobile Co., Ltd. - Class Bβ	176,901
2,883	Hyundai Motor Co.	437,752
42,100	Jiangling Motors Corp., Ltd. - Class Bβ	166,685
189,500	SAIC Motor Corp., Ltd. - Class Aβ	658,679
98,157	Yulon Motor Co., Ltd.	143,580
		1,680,981
Beverages — 2.5%
40,700	Fomento Economico Mexicano SAB de CV	361,128
396,721	LT Group, Inc.	107,571
6,531	SABMiller PLC	341,214
		809,913
Capital Markets — 3.5%
516,097	Haitong International Securities Group, Ltd.	325,980
51,304	Atlas Mara Co-Nvest, Ltd.*	431,210
40,900	CITIC Securities Co., Ltd. - Class Aβ	222,353
14,400	Grupo BTG Pactual	151,135
		1,130,678
Commercial Banks — 14.7%
298,400	Bank Mandiri Persero Tbk PT	257,668
742,000	China Construction Bank Corp. - Class H	603,964
2,005	Credicorp, Ltd.	321,161
55,800	Grupo Financiero Banorte SAB de CV	307,173
5,376	Hana Financial Group, Inc.	155,325
42,485	ICICI Bank, Ltd. (ADR)	490,702
715,000	Industrial & Commercial Bank of China, Ltd. - Class H	519,460
43,100	Itau Unibanco Holding SA (ADR)	560,731
192,700	Krung Thai Bank PCL	132,065
78,828	Metropolitan Bank & Trust Co.	145,356
84,880	National Bank of Greece SA*	150,771
6,295	OTP Bank PLC	91,003
80,223	Sberbank of Russia (ADR)	322,358
8,542	Shinhan Financial Group Co., Ltd.	342,784
50,519	TCS Group Holding PLC (GDR)	161,105
28,797	Turkiye Halk Bankasi A/S	170,330
		4,731,956
Construction & Engineering — 1.5%
1,103,186	Louis XIII Holdings, Ltd.	476,472
Construction Materials — 1.9%
185,000	BBMG Corp. - Class H	153,844
26,610	Cemex Latam Holdings SA*	178,346
26,015	Cemex SAB de CV (ADR)*,#	265,093
		597,283
Diversified Consumer Services — 0.9%
47,972	Kroton Educacional SA	276,521
Diversified Telecommunication Services — 0.5%
5,710	KT Corp.	161,589
Electric Utilities — 0.5%
76,618	Power Grid Corp. of India, Ltd.	167,051
Electrical Equipment — 1.9%
39,615	Finolex Cables, Ltd.	163,705
83,508	Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS*	458,461
		622,166
Electronic Equipment, Instruments & Components — 3.6%
76,000	Chroma ATE, Inc.	196,142
374,000	E Ink Holdings, Inc.	172,209
88,480	Hon Hai Precision Industry Co., Ltd.	244,005
42,000	Japan Display, Inc.	128,484
33,600	Merry Electronics Co., Ltd.	116,950
160,000	WPG Holdings, Ltd.	185,482
38,100	Zhen Ding Technology Holding, Ltd.	101,425
		1,144,697
Food & Staples Retailing — 2.4%
2,761	PriceSmart, Inc.	251,859
28,280	Shoprite Holdings, Ltd.	409,710
9,080	X5 Retail Group NV (GDR)*	110,347
		771,916
Food Products — 2.0%
49,963	Biostime International Holdings, Ltd.#	102,267
12,800	BRF SA	299,369
50,610	San Miguel Pure Foods Co., Inc.	235,134
		636,770
Health Care Providers & Services — 0.3%
115,000	Religare Health Trust	86,619
Hotels, Restaurants & Leisure — 2.1%
1,285,583	Dubai Parks & Resorts PJSC*	255,520
86,000	Genting Bhd	218,112
11,183	Orascom Development Holding AG*	202,486
		676,118
Household Durables — 1.0%
51,500	Qingdao Haier Co., Ltd. - Class Aβ	154,666
48,000	Suofeiya Home Collection Co., Ltd. - Class Aβ	165,685
		320,351
Independent Power and Renewable Electricity Producers — 0.5%
64,000	China Resources Power Holdings Co., Ltd.	163,527
Industrial Conglomerates — 1.9%
1,551	Cheil Industries, Inc.*	222,983
147,000	CITIC, Ltd.	249,514
306,000	Shun Tak Holdings, Ltd.	141,135
		613,632
Information Technology Services — 2.0%
6,156	Infosys, Ltd.	191,481
16,774	QIWI PLC (ADR)	338,667
407	Samsung SDS Co., Ltd.*	108,694
		638,842
Insurance — 3.5%
25,100	BB Seguridade Participacoes SA	301,413
113,400	China Pacific Insurance Group Co., Ltd. - Class Aβ	595,798
882	Samsung Fire & Marine Insurance Co., Ltd.	225,987
		1,123,198
Internet Software & Services — 3.1%
1,589	Alibaba Group Holding, Ltd. (ADR)*	165,161
191	NAVER Corp.	123,407
39,000	Tencent Holdings, Ltd.	559,646
7,585	Youku Tudou, Inc. (ADR)*	135,089
		983,303
Machinery — 0.5%
10,416	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	174,380
Metals & Mining — 1.9%
68,594	Hindustan Zinc, Ltd.	184,294
18,938	Iluka Resources, Ltd.	91,016
529	POSCO	133,486
24,001	Vale SA (ADR)†,#	196,328
		605,124
Multiline Retail — 1.8%
28,800	El Puerto de Liverpool SAB de CV	288,673
44,720	SACI Falabella	300,091
		588,764
Oil, Gas & Consumable Fuels — 4.9%
176,600	China Petroleum & Chemical Corp. - Class H	142,993
854,000	China Suntien Green Energy Corp., Ltd. - Class H	177,642
149,000	CNOOC, Ltd.	201,580
14,782	Cobalt International Energy, Inc.*	131,412
109,701	Ophir Energy PLC*	238,167
160,000	PetroChina Co., Ltd. - Class H	177,895
29,559	Petroleo Brasileiro SA (ADR) †,#	215,781
21,221	Reliance Industries, Ltd.	298,550
		1,584,020
Pharmaceuticals — 1.6%
8,898	Torrent Pharmaceuticals, Ltd.	159,394
34,173	Yunnan Baiyao Group Co., Ltd. - Class Aβ	347,318
		506,712
Real Estate Investment Trusts (REITs) — 0.8%
212,144	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	250,734
Real Estate Management & Development — 2.6%
917,810	Central China Real Estate, Ltd.	206,302
66,000	China Overseas Land & Investment, Ltd.	194,801
3,390,000	CSI Properties, Ltd.	134,620
486,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	210,106
544,100	Siam Future Development PCL	103,394
		849,223
Road & Rail — 2.3%
292,800	Daqin Railway Co., Ltd. - Class Aβ	505,087
49,045	Globaltrans Investment PLC (GDR)	249,030
		754,117
Semiconductor & Semiconductor Equipment — 4.9%
11,000	MediaTek, Inc.	160,147
9,836	SK Hynix, Inc.*	423,589
44,290	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	991,210
		1,574,946
Software — 1.4%
9,710	Linx SA	183,073
862	NCSoft Corp.	141,330
9,106	Perfect World Co., Ltd. (ADR)	143,510
		467,913
Specialty Retail — 3.5%
318,000	Baoxin Auto Group, Ltd.#	182,624
175,800	Chow Tai Fook Jewellery Group, Ltd.	235,366
71,750	L'Occitane International SA	180,570
155,156	PC Jeweller, Ltd.	526,130
		1,124,690
Technology Hardware, Storage & Peripherals — 3.6%
957	Samsung Electronics Co., Ltd.	1,150,521
Textiles, Apparel & Luxury Goods — 1.5%
17,280	Cie Financiere Richemont SA	156,133
106,800	Samsonite International SA	316,191
		472,324
Thrifts & Mortgage Finance — 0.8%
15,046	Housing Development Finance Corp., Ltd.	269,206
Tobacco — 0.5%
27,195	ITC, Ltd.	158,354
Transportation Infrastructure — 0.9%
49,100	CCR SA	282,038
Wireless Telecommunication Services — 1.0%
27,500	China Mobile, Ltd.	323,095
Total Common Stocks (cost $31,302,735)		29,577,113
Preferred Stocks — 1.9%
Chemicals — 0.8%
1,921	LG Chem, Ltd.	243,871
Paper & Forest Products — 0.5%
38,800	Suzano Papel e Celulose SA - Class A	164,164
Technology Hardware, Storage & Peripherals — 0.6%
225	Samsung Electronics Co., Ltd.	210,561
Total Preferred Stocks (cost $551,533)		618,596
Warrants — 0%
Commercial Banks — 0%
27,518	Atlas Mara Co-Nvest, Ltd. expires 08/21/17 (144A)* (cost $275)	12,383
Investment Companies — 3.5%
Money Markets — 3.5%
1,116,519	Janus Cash Liquidity Fund LLC, 0.1008%∞,£ (cost $1,116,519)	1,116,519
Investments Purchased with Cash Collateral From Securities Lending — 2.6%
822,290	Janus Cash Collateral Fund LLC, 0.0984%∞,£ (cost $822,290)	822,290
Total Investments (total cost $33,793,352) – 100%		$ 32,146,901

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)
Country	Value	% of Investment Securities
China	$ 7,396,086	23.0%
South Korea	4,573,641	14.2
United States††	2,632,067	8.2
Brazil	2,630,553	8.2
India	2,608,867	8.1
Taiwan	2,311,150	7.2
Hong Kong	1,839,870	5.7
Mexico	1,222,067	3.8
Russia	1,181,507	3.7
Turkey	879,525	2.7
United Kingdom	579,381	1.8
Philippines	488,061	1.5
Virgin Islands (British)	443,593	1.4
South Africa	409,710	1.3
Switzerland	358,619	1.1
Indonesia	355,052	1.1
Peru	321,161	1.0
Chile	300,091	0.9
United Arab Emirates	255,520	0.8
Thailand	235,459	0.7
Malaysia	218,112	0.7
France	180,570	0.6
Colombia	178,346	0.5
Greece	150,771	0.5
Japan	128,484	0.4
Australia	91,016	0.3
Hungary	91,003	0.3
Singapore	86,619	0.3
Total	$ 32,146,901	100.0%

††	Includes Cash Equivalents of 2.6%.

Schedule of Forward Currency Contracts, Open

December 31, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
Australian Dollar 1/8/15	106,700	$ 87,067	$ 1,318
Japanese Yen 1/8/15	14,885,000	124,293	2,071
Total		$ 211,360	$ 3,389

Total Return Swaps outstanding at December 31, 2014

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	$ 216,987	1 month USD LIBOR plus 100 basis points	Samba Financial Group	1/27/16	$ 10,347
Credit Suisse International	109,829	1 month USD LIBOR plus 100 basis points	Saudi International Petrochemical Company	2/10/16	11,193
Total				$ 21,540

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PCL	Public Company Limited
PJSC	Private Joint Stock Company
PLC	Public Limited Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Emerging Markets Fund	$ 12,383	0.0%

* Non-income producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2014, is noted below.

Fund	Aggregate Value
Janus Emerging Markets Fund	$ 169,400

β Security is illiquid.

∞ Rate shown is the 7-day yield as of December 31, 2014.

# Loaned security; a portion or all of the security is on loan at December 31, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Emerging Markets Fund
Janus Cash Collateral Fund LLC	630,400	2,457,690	(2,265,800)	822,290	$ -	$1,495(1)	$ 822,290
Janus Cash Liquidity Fund LLC	1,938,259	4,981,260	(5,803,000)	1,116,519	-	260	1,116,519
Total					$ -	$ 1,755	$ 1,938,809

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Airlines	$309,987	$—	$—
Auto Components	—	317,382	—
Automobiles	—	1,680,981	—
Beverages	361,128	448,785	—
Capital Markets	431,210	699,468	—
Commercial Banks	1,679,767	3,052,189	—
Construction & Engineering	—	476,472	—
Construction Materials	265,093	332,190	—
Diversified Consumer Services	—	276,521	—
Diversified Telecommunication Services	—	161,589	—
Electric Utilities	—	167,051	—
Electrical Equipment	458,461	163,705	—
Electronic Equipment, Instruments & Components	—	1,144,697	—
Food & Staples Retailing	251,859	520,057	—
Food Products	—	636,770	—
Health Care Providers & Services	—	86,619	—
Hotels, Restaurants & Leisure	255,520	420,598	—
Household Durables	—	320,351	—
Independent Power and Renewable Electricity Producers	—	163,527	—
Industrial Conglomerates	222,983	390,649	—
Information Technology Services	447,361	191,481	—
Insurance	—	1,123,198	—
Internet Software & Services	300,250	683,053	—
Machinery	—	174,380	—
Metals & Mining	196,328	408,796	—
Multiline Retail	288,673	300,091	—
Oil, Gas & Consumable Fuels	347,193	1,236,827	—
Pharmaceuticals	—	506,712	—
Real Estate Investment Trusts (REITs)	—	250,734	—
Real Estate Management & Development	103,394	745,829	—
Road & Rail	—	754,117	—
Semiconductor & Semiconductor Equipment	991,210	583,736	—
Software	143,510	324,403	—
Specialty Retail	—	1,124,690	—
Technology Hardware, Storage & Peripherals	—	1,150,521	—
Textiles, Apparel & Luxury Goods	—	472,324	—
Thrifts & Mortgage Finance	—	269,206	—
Tobacco	—	158,354	—
Transportation Infrastructure	—	282,038	—
Wireless Telecommunication Services	—	323,095	—

Preferred Stocks	—	618,596	—

Warrants	12,383	—	—

Investment Companies	—	1,116,519	—

Investments Purchased with Cash Collateral From Securities Lending	—	822,290	—

Total Investments in Securities	$7,066,310	$25,080,591	$—

Other Financial Instruments(a):
Forward Currency Contracts	$—	$3,389	$—
Outstanding Swap Contracts at Value	—	21,540	—

Total Assets	$7,066,310	$25,105,520	$—
(a)	Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Enterprise Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares	Value
Common Stocks — 91.6%
Aerospace & Defense — 2.5%
443,781	HEICO Corp. - Class A	$ 21,017,468
204,004	Precision Castparts Corp.	49,140,483
161,765	TransDigm Group, Inc.	31,762,558
		101,920,509
Air Freight & Logistics — 1.1%
1,027,684	Expeditors International of Washington, Inc.	45,844,983
Airlines — 1.7%
940,721	Ryanair Holdings PLC (ADR)	67,045,186
Biotechnology — 5.0%
859,976	Celgene Corp.*,†	96,196,916
323,492	Incyte Corp.*	23,650,500
351,971	Medivation, Inc.*	35,059,831
599,038	NPS Pharmaceuticals, Inc.*	21,427,589
202,322	Pharmacyclics, Inc.*,#	24,735,888
		201,070,724
Building Products — 0.7%
498,856	AO Smith Corp	28,140,467
Capital Markets — 2.3%
1,427,329	LPL Financial Holdings, Inc.	63,587,507
341,354	T Rowe Price Group, Inc.	29,308,654
		92,896,161
Chemicals — 1.6%
198,531	Air Products & Chemicals, Inc.	28,634,126
1,019,015	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)	35,991,610
		64,625,736
Commercial Services & Supplies — 1.4%
1,045,024	Edenred	29,013,837
958,399	Ritchie Bros Auctioneers, Inc. (U.S. Shares)#	25,771,349
		54,785,186
Diversified Financial Services — 1.5%
1,272,909	MSCI, Inc.	60,386,803
Electrical Equipment — 3.9%
512,826	AMETEK, Inc.	26,990,032
2,472,529	Sensata Technologies Holding NV*	129,585,245
		156,575,277
Electronic Equipment, Instruments & Components — 5.6%
1,279,636	Amphenol Corp. - Class A	68,857,213
2,871,591	Flextronics International, Ltd.*	32,104,387
1,009,354	National Instruments Corp.	31,380,816
1,503,736	TE Connectivity, Ltd. (U.S. Shares)	95,111,302
		227,453,718
Food Products — 0.8%
331,179	Mead Johnson Nutrition Co.	33,296,737
Health Care Equipment & Supplies — 4.6%
2,196,095	Boston Scientific Corp.*	29,098,258
210,459	IDEXX Laboratories, Inc.*	31,204,756
1,274,076	Masimo Corp.	33,559,162
1,066,227	Varian Medical Systems, Inc.*	92,239,298
		186,101,474
Health Care Providers & Services — 2.3%
550,809	Henry Schein, Inc.*	74,992,645
497,422	Premier, Inc. - Class A*	16,678,560
		91,671,205
Health Care Technology — 1.8%
489,434	athenahealth, Inc.*,#	71,310,534
Hotels, Restaurants & Leisure — 0.6%
595,007	Dunkin' Brands Group, Inc.	25,377,049
Industrial Conglomerates — 1.1%
276,183	Roper Industries, Inc.	43,181,212
Information Technology Services — 7.4%
1,747,641	Amdocs, Ltd. (U.S. Shares)	81,536,191
583,181	Broadridge Financial Solutions, Inc.	26,931,299
800,581	Fidelity National Information Services, Inc.	49,796,138
651,350	Gartner, Inc.*	54,850,183
939,369	Jack Henry & Associates, Inc.	58,372,390
256,752	WEX, Inc.*	25,397,908
		296,884,109
Insurance — 1.8%
767,117	Aon PLC	72,745,705
Internet & Catalog Retail — 0.2%
382,743	Wayfair, Inc. - Class A*,#	7,597,449
Internet Software & Services — 2.4%
964,965	Cimpress NV*,#	72,217,981
88,872	CoStar Group, Inc.*	16,319,565
347,878	Youku Tudou, Inc. (ADR)*,#	6,195,707
		94,733,253
Life Sciences Tools & Services — 3.2%
342,522	Bio-Techne Corp.	31,649,033
102,643	Mettler-Toledo International, Inc.*	31,045,402
600,936	PerkinElmer, Inc.	26,278,931
345,773	Waters Corp.*	38,975,532
		127,948,898
Machinery — 3.3%
575,079	Colfax Corp.*	29,656,824
2,362,713	Rexnord Corp.*	66,652,134
441,409	Wabtec Corp.	38,354,028
		134,662,986
Media — 4.5%
1,803,340	Aimia, Inc.	22,683,425
614,730	Discovery Communications, Inc. - Class C*	20,728,696
1,380,994	Lamar Advertising Co. - Class A	74,076,518
789,335	Markit, Ltd.*	20,862,124
567,158	Omnicom Group, Inc.	43,937,730
		182,288,493
Oil, Gas & Consumable Fuels — 1.6%
422,644	MarkWest Energy Partners LP	28,397,450
787,004	World Fuel Services Corp.	36,934,098
		65,331,548
Pharmaceuticals — 0.8%
430,060	Endo International PLC*	31,015,927
Professional Services — 2.9%
1,809,580	Verisk Analytics, Inc. - Class A*	115,903,599
Real Estate Investment Trusts (REITs) — 2.8%
1,424,331	Crown Castle International Corp.	112,094,850
Road & Rail — 1.0%
205,720	Canadian Pacific Railway, Ltd. (U.S. Shares)	39,640,187
Semiconductor & Semiconductor Equipment — 5.8%
6,783,344	Atmel Corp.*	56,946,173
848,566	KLA-Tencor Corp.	59,671,161
5,594,936	ON Semiconductor Corp.*	56,676,702
1,415,967	Xilinx, Inc.	61,297,211
		234,591,247
Software — 8.3%
181,903	Apptio, Inc.*,§	4,128,216
3,553,119	Cadence Design Systems, Inc.*,#	67,402,668
172,635	FactSet Research Systems, Inc.#	24,298,376
627,738	Intuit, Inc.	57,871,166
850,299	NICE Systems, Ltd. (ADR)	43,067,644
1,556,624	Solera Holdings, Inc.†	79,668,016
1,015,024	SS&C Technologies Holdings, Inc.	59,368,754
		335,804,840
Textiles, Apparel & Luxury Goods — 4.6%
533,730	Carter's, Inc.	46,599,966
1,153,451	Gildan Activewear, Inc.	65,227,654
31,869,390	Li & Fung, Ltd.#	29,807,564
1,475,534	Wolverine World Wide, Inc.	43,483,987
		185,119,171
Trading Companies & Distributors — 2.5%
551,218	Fastenal Co.#	26,215,928
437,427	MSC Industrial Direct Co., Inc. - Class A	35,540,944
147,033	WW Grainger, Inc.	37,477,241
		99,234,113
Total Common Stocks (cost $2,288,441,518)		3,687,279,336
Investment Companies — 4.5% Money Markets — 4.5%
180,478,397	Janus Cash Liquidity Fund LLC, 0.1008%∞,£ (cost $180,478,397)	180,478,397
Investments Purchased with Cash Collateral From Securities Lending — 3.9%
157,527,863	Janus Cash Collateral Fund LLC, 0.0984%∞,£ (cost $157,527,863)	157,527,863
Total Investments (total cost $2,626,447,778) – 100%		$ 4,025,285,596

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$ 3,660,841,433	90.9%
Canada	189,314,225	4.7
Ireland	67,045,186	1.7
Israel	43,067,644	1.1
Hong Kong	29,807,564	0.7
France	29,013,837	0.7
China	6,195,707	0.2
Total	$ 4,025,285,596	100.0%

††	Includes Cash Equivalents of 3.9%.

Schedule of Forward Currency Contracts, Open December 31, 2014
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America: Euro 1/22/15	21,500,000	$ 26,017,773	$ 408,975
Credit Suisse International:
Canadian Dollar 1/8/15	20,100,000	17,303,996	505,680
Euro 1/8/15	16,900,000	20,448,086	514,379
		37,752,082	1,020,059
HSBC Securities (USA), Inc.:
Canadian Dollar 1/15/15	24,500,000	21,088,488	381,725
Euro 1/15/15	18,700,000	22,627,700	682,346
		43,716,188	1,064,071
JPMorgan Chase & Co.: Euro 1/22/15	4,650,000	5,627,100	127,857
RBC Capital Markets Corp.:
Canadian Dollar 1/29/15	24,800,000	21,339,733	60,498
Euro 1/29/15	13,200,000	15,974,911	478,890
		37,314,644	539,388
Total		$ 150,427,787	$ 3,160,350

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2014 is noted below.

Fund	Aggregate Value
Janus Enterprise Fund	$ 84,316,500

∞ Rate shown is the 7-day yield as of December 31, 2014.

# Loaned security; a portion or all of the security is on loan at December 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Enterprise Fund
Apptio, Inc.	5/2/13	$ 4,128,216	$ 4,128,216	0.1%

The Fund has registration rights for certain restricted securities held as of December 31, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Enterprise Fund
Janus Cash Collateral Fund LLC	190,422,903	235,932,146	(268,827,186)	157,527,863	$ -	$ 116,071(1)	$157,527,863
Janus Cash Liquidity Fund LLC	116,738,743	231,886,654	(168,147,000)	180,478,397	-	35,469	180,478,397
					$ -	$ 151,540	$ 338,006,260

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Commercial Services & Supplies	$25,771,349	$29,013,837	$—
Software	331,676,624	—	4,128,216
Textiles, Apparel & Luxury Goods	155,311,607	29,807,564	—
All Other	3,111,570,139	—	—

Investment Companies	—	180,478,397	—

Investments Purchased with Cash Collateral From Securities Lending	—	157,527,863	—

Total Investments in Securities	$3,624,329,719	$396,827,661	$4,128,216

Other Financial Instruments(a):
Forward Currency Contracts	$—	$3,160,350	$—

Total Assets	$3,624,329,719	$399,988,011	$4,128,216
(a)	Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Forty Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares	Value
Common Stocks — 98.4%
Aerospace & Defense — 4.6%
456,011	Precision Castparts Corp.	$ 109,843,930
Auto Components — 3.8%
1,255,080	Delphi Automotive PLC	91,269,417
Biotechnology — 7.5%
170,354	Biogen Idec, Inc.*	57,826,665
709,502	Celgene Corp.*	79,364,894
350,951	Pharmacyclics, Inc.*	42,907,269
		180,098,828
Capital Markets — 1.7%
1,667,566	E*TRADE Financial Corp.*	40,446,813
Chemicals — 2.1%
413,910	Monsanto Co.	49,449,828
Commercial Banks — 2.5%
1,306,288	U.S. Bancorp	58,717,645
Diversified Financial Services — 1.9%
209,240	Intercontinental Exchange, Inc.	45,884,240
Electronic Equipment, Instruments & Components — 1.3%
592,074	Amphenol Corp. - Class A	31,859,502
Energy Equipment & Services — 0.5%
215,168	Baker Hughes, Inc.	12,064,470
Health Care Equipment & Supplies — 1.1%
1,943,969	Boston Scientific Corp.*	25,757,589
Health Care Technology — 0.9%
155,266	athenahealth, Inc.*	22,622,256
Hotels, Restaurants & Leisure — 3.8%
463,076	Las Vegas Sands Corp.	26,932,500
792,549	Starbucks Corp.	65,028,646
		91,961,146
Information Technology Services — 3.6%
1,008,395	MasterCard, Inc. - Class A	86,883,313
Insurance — 2.5%
628,729	Aon PLC	59,622,371
Internet & Catalog Retail — 5.7%
213,525	Amazon.com, Inc.*	66,267,484
60,822	Priceline Group, Inc.*	69,349,852
		135,617,336
Internet Software & Services — 13.3%
626,706	Alibaba Group Holding, Ltd. (ADR)*	65,139,822
283,325	CoStar Group, Inc.*	52,026,970
188,435	Google, Inc. - Class C*	99,192,184
156,537	LinkedIn Corp. - Class A*	35,958,114
2,543,000	Tencent Holdings, Ltd.	36,491,819
616,230	Yahoo!, Inc.*	31,125,777
		319,934,686
Media — 2.9%
1,217,183	Comcast Corp. - Class A	70,608,786
Pharmaceuticals — 11.8%
1,446,825	Endo International PLC*	104,345,019
160,904	Salix Pharmaceuticals, Ltd.*	18,494,306
622,173	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	89,039,178
1,670,403	Zoetis, Inc.	71,877,441
		283,755,944
Professional Services — 3.1%
1,685,256	Nielsen NV	75,381,501
Real Estate Investment Trusts (REITs) — 2.6%
796,850	Crown Castle International Corp.	62,712,095
Road & Rail — 4.4%
359,691	Canadian Pacific Railway, Ltd. (U.S. Shares)	69,308,859
290,813	Kansas City Southern	35,487,910
		104,796,769
Semiconductor & Semiconductor Equipment — 2.3%
1,174,039	ARM Holdings PLC (ADR)	54,358,006
Software — 6.4%
575,657	Adobe Systems, Inc.*	41,850,264
227,458	NetSuite, Inc.*	24,831,590
1,464,624	Salesforce.com, Inc.*	86,866,849
		153,548,703
Specialty Retail — 7.0%
1,638,347	Lowe's Cos., Inc.	112,718,274
800,685	TJX Cos., Inc.	54,910,977
		167,629,251
Wireless Telecommunication Services — 1.1%
986,752	T-Mobile U.S., Inc.	26,583,099
Total Common Stocks (cost $1,845,537,094)		2,361,407,524
Investment Companies — 1.6%
Money Markets — 1.6%
37,321,000	Janus Cash Liquidity Fund LLC, 0.1008%∞,£ (cost $37,321,000)	37,321,000
Total Investments (total cost $1,882,858,094) – 100%		$ 2,398,728,524

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States	$ 2,084,390,840	86.9%
Canada	158,348,037	6.6
China	101,631,641	4.2
United Kingdom	54,358,006	2.3
Total	$ 2,398,728,524	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

∞	Rate shown is the 7-day yield as of December 31, 2014.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Forty Fund
Janus Cash Liquidity Fund LLC	29,639,000	251,446,273	(243,764,273)	37,321,000	$ -	$ 5,396	$ 37,321,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Internet Software & Services	$283,442,867	$36,491,819	$—
All Other	2,041,472,838	—	—

Investment Companies	—	37,321,000	—

Total Assets	$2,324,915,705	$73,812,819	$—

Janus Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares		Value
Common Stocks — 99.8%
Aerospace & Defense — 3.5%
1,154,951	Honeywell International, Inc.	$ 115,402,704
710,489	Precision Castparts Corp.	171,142,590
		286,545,294
Auto Components — 0.6%
682,508	Delphi Automotive PLC	49,631,982
Beverages — 1.0%
1,200,016	Diageo PLC	34,413,601
233,274	Pernod Ricard SA	25,861,645
451,354	SABMiller PLC	23,355,732
		83,630,978
Biotechnology — 7.1%
875,783	Amgen, Inc.	139,503,474
506,273	Biogen Idec, Inc.*	171,854,370
1,070,853	Celgene Corp.*	119,785,617
352,799	Medivation, Inc.*	35,142,308
915,911	Pharmacyclics, Inc.*	111,979,279
		578,265,048
Capital Markets — 0.8%
1,876,880	Blackstone Group LP	63,494,850
Chemicals — 4.1%
1,204,121	Air Products & Chemicals, Inc.	173,670,372
445,219	Monsanto Co.	53,190,314
462,591	PPG Industries, Inc.	106,927,909
		333,788,595
Communications Equipment — 2.6%
1,306,160	Motorola Solutions, Inc.	87,617,213
1,687,240	QUALCOMM, Inc.	125,412,549
		213,029,762
Electric Utilities — 0.9%
1,803,071	Brookfield Infrastructure Partners LP	75,494,583
Electrical Equipment — 2.1%
3,217,923	Sensata Technologies Holding NV*	168,651,344
Electronic Equipment, Instruments & Components — 0.6%
850,737	Amphenol Corp. - Class A	45,778,158
Energy Equipment & Services — 0.5%
146,986	Baker Hughes, Inc.	8,241,505
825,257	Halliburton Co.	32,457,358
		40,698,863
Food & Staples Retailing — 1.9%
674,865	Kroger Co.	43,333,082
1,244,874	Sysco Corp.	49,409,049
1,245,412	Whole Foods Market, Inc.	62,793,673
		155,535,804
Food Products — 0.8%
628,074	Hershey Co.	65,275,731
Health Care Equipment & Supplies — 2.2%
3,786,585	Boston Scientific Corp.*	50,172,251
1,172,359	Zimmer Holdings, Inc.†	132,968,958
		183,141,209
Health Care Providers & Services — 1.0%
1,540,726	Catamaran Corp. (U.S. Shares)*	79,732,571
Health Care Technology — 1.2%
662,813	athenahealth, Inc.*	96,571,854
Hotels, Restaurants & Leisure — 3.5%
81,974	Chipotle Mexican Grill, Inc.*	56,112,023
2,851,592	Dunkin' Brands Group, Inc.	121,620,399
1,298,964	Starbucks Corp.	106,579,996
		284,312,418
Household Products — 0.6%
656,085	Colgate-Palmolive Co.	45,394,521
Information Technology Services — 3.8%
1,858,434	MasterCard, Inc. - Class A	160,122,674
563,711	Visa, Inc. - Class A	147,805,024
		307,927,698
Insurance — 1.3%
1,140,354	Aon PLC	108,139,770
Internet & Catalog Retail — 2.0%
303,841	Amazon.com, Inc.*	94,297,054
399,293	Ctrip.com International, Ltd. (ADR)*	18,167,832
46,208	Priceline Group, Inc.*	52,686,824
		165,151,710
Internet Software & Services — 7.3%
442,565	Alibaba Group Holding, Ltd. (ADR)*	46,000,206
382,901	CoStar Group, Inc.*	70,312,111
1,949,531	Facebook, Inc. - Class A*	152,102,409
187,934	Google, Inc. - Class A*,†	99,729,056
382,993	Google, Inc. - Class C*,†	201,607,515
110,933	LinkedIn Corp. - Class A*	25,482,419
		595,233,716
Machinery — 1.7%
2,761,114	Colfax Corp.*	142,390,649
Media — 5.7%
4,243,692	Comcast Corp. - Class A†	246,176,573
3,977,572	Twenty-First Century Fox, Inc. - Class A	152,758,653
726,608	Walt Disney Co.	68,439,207
		467,374,433
Oil, Gas & Consumable Fuels — 3.1%
378,018	Antero Midstream Partners LP	10,395,495
1,055,866	Antero Resources Corp.*	42,847,042
798,490	Enterprise Products Partners LP	28,841,459
138,027	EOG Resources, Inc.	12,708,146
1,261,887	MarkWest Energy Partners LP	84,786,187
1,119,761	Noble Energy, Inc.	53,110,264
831,430	Southwestern Energy Co.*	22,689,725
		255,378,318
Personal Products — 0.4%
456,575	Estee Lauder Cos., Inc. - Class A	34,791,015
Pharmaceuticals — 8.6%
2,024,618	Bristol-Myers Squibb Co.	119,513,201
3,086,375	Endo International PLC*	222,589,365
797,192	Jazz Pharmaceuticals PLC*	130,524,246
489,868	Mallinckrodt PLC*	48,511,628
251,472	Perrigo Co. PLC	42,036,059
571,583	Salix Pharmaceuticals, Ltd.*	65,697,750
484,090	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	69,278,120
		698,150,369
Professional Services — 0.9%
1,127,521	Verisk Analytics, Inc. - Class A*	72,217,720
Real Estate Investment Trusts (REITs) — 1.8%
1,462,204	American Tower Corp.	144,538,865
Real Estate Management & Development — 1.6%
1,685,855	CBRE Group, Inc. - Class A*	57,740,534
63,440,528	Colony American Homes Holdings III LP*,§	72,322,202
		130,062,736
Road & Rail — 2.5%
524,227	Canadian Pacific Railway, Ltd. (U.S. Shares)	101,013,301
859,961	Union Pacific Corp.	102,447,154
		203,460,455
Semiconductor & Semiconductor Equipment — 5.0%
14,690,063	ARM Holdings PLC	226,173,676
6,029,045	Atmel Corp.*	50,613,833
3,938,448	Freescale Semiconductor, Ltd.*	99,367,043
7,576,814	Taiwan Semiconductor Manufacturing Co., Ltd.	33,436,556
		409,591,108
Software — 6.8%
399,782	ANSYS, Inc.*	32,782,124
11,276,516	Cadence Design Systems, Inc.*	213,915,509
1,416,028	NetSuite, Inc.*	154,587,777
2,378,636	Salesforce.com, Inc.*	141,076,901
83,291	Ultimate Software Group, Inc.*	12,228,368
		554,590,679
Specialty Retail — 4.9%
68,155	AutoZone, Inc.*	42,195,442
1,631,699	Home Depot, Inc.	171,279,444
3,939,275	Sally Beauty Holdings, Inc.*	121,093,313
978,796	TJX Cos., Inc.	67,125,830
		401,694,029
Technology Hardware, Storage & Peripherals — 5.9%
4,367,238	Apple, Inc.†	482,055,730
Textiles, Apparel & Luxury Goods — 0.4%
575,650	Gildan Activewear, Inc.	32,553,008
Trading Companies & Distributors — 0.6%
641,965	MSC Industrial Direct Co., Inc. - Class A	52,159,656
Wireless Telecommunication Services — 0.5%
1,614,693	T-Mobile U.S., Inc.	43,499,829
Total Common Stocks (cost $6,418,002,256)		8,149,935,058
Counterparty/Reference Asset
OTC Purchased Options - Calls — 0.2%
Credit Suisse International:
	Oracle Corp.* expires March 2015 11,834 contracts exercise price $42.00	4,297,170
Morgan Stanley & Co. International PLC:
	Salesforce.com, Inc.* expires January 2015 3,025 contracts exercise price $65.00	19,897
	Zimmer Holdings, Inc.* expires March 2015 7,553 contracts exercise price $105.00	9,049,476
UBS AG:
	EMC Corp.* expires March 2015 5,409 contracts exercise price $31.00	387,378
Total OTC Purchased Options - Calls (premiums paid $8,299,600)		13,753,921
Counterparty/Reference Asset
OTC Purchased Options - Puts — 0%
Credit Suisse International:
	Semiconductor Holdings Trust* expires February 2015 7,762 contracts exercise price $52.00	690,053
Morgan Stanley & Co. International PLC:
	SPDR S&P 500® Trust (ETF)* expires February 2015 8,264 contracts exercise price $188.00	1,087,347
Total OTC Purchased Options - Puts (premiums paid $4,747,014)		1,777,400
Total Investments (total cost $6,431,048,870) – 100%		$ 8,165,466,379

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States	$ 7,475,480,131	91.5%
United Kingdom	283,943,009	3.5
Canada	282,577,000	3.5
China	64,168,038	0.8
Taiwan	33,436,556	0.4
France	25,861,645	0.3
Total	$ 8,165,466,379	100.0%

Schedule of Forward Currency Contracts, Open December 31, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound 1/22/15	12,400,000	$ 19,321,349	$ (771)
Credit Suisse International:
British Pound 1/8/15	35,060,000	54,636,366	318,985
Euro 1/8/15	3,050,000	3,690,335	107,388
		58,326,701	426,373
HSBC Securities (USA), Inc.:
British Pound 1/15/15	40,159,000	62,578,582	617,629
Euro 1/15/15	3,920,000	4,743,347	139,090
		67,321,929	756,719
JPMorgan Chase & Co.:
British Pound 1/22/15	5,000,000	7,790,867	57,468
Euro 1/22/15	2,590,000	3,134,234	71,215
		10,925,101	128,683
RBC Capital Markets Corp.:
British Pound 1/29/15	26,900,000	41,912,250	347,651
Euro 1/29/15	4,450,000	5,385,481	161,444
		47,297,731	509,095
Total		$ 203,192,811	$ 1,820,099

Schedule of OTC Written Options – Puts December 31, 2014
Counterparty/Reference Asset	Value
Credit Suisse International: Oracle Corp. expires March 2015 11,834 contracts exercise price $38.00	$ (311,433)
Zimmer Holdings, Inc. expires March 2015 5,061 contracts exercise price $100.00	(1,207,154)
Morgan Stanley & Co. International PLC: Zimmer Holdings, Inc. expires March 2015 2,492 contracts exercise price $100.00	(594,394)
UBS AG: EMC Corp. expires March 2015 5,409 contracts exercise price $28.00	(331,703)
Total OTC Written Options - Puts (premiums received $4,750,335)	$ (2,444,684)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ETF	Exhchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2014, is noted below.

Fund	Aggregate Value
Janus Fund	$ 322,533,000

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Fund
Colony American Homes Holdings III LP	1/30/13	$ 63,520,047	$ 72,322,202	0.9%

The Fund has registration rights for certain restricted securities held as of December 31, 2014. The issuer incurs all registration costs.

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Fund
Janus Cash Liquidity Fund LLC	97,632,403	418,942,446	(516,574,849)	-	$ -	$ 33,794	$ -

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Beverages	$—	$83,630,978	$—
Real Estate Management & Development	57,740,534	—	72,322,202
Semiconductor & Semiconductor Equipment	149,980,876	259,610,232	—
All Other	7,526,650,236	—	—

OTC Purchased Options - Calls	—	13,753,921	—

OTC Purchased Options - Puts	—	1,777,400	—

Total Investments in Securities	$7,734,371,646	$358,772,531	$72,322,202

Other Financial Instruments(a):
Forward Currency Contracts	$—	$1,820,870	$—

Total Assets	$7,734,371,646	$360,593,401	$72,322,202

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$—	$771	$—
OTC Written Options, at Value	—	2,444,684	—

Total Liabilities	$—	$2,445,455	$—

(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares		Value
Common Stocks — 91.1%
Biotechnology — 31.9%
698,119	ACADIA Pharmaceuticals, Inc.*,#	$ 22,165,278
1,667,515	Achillion Pharmaceuticals, Inc.*,#	20,427,059
275,062	Actelion, Ltd.	31,654,659
2,478,821	Aduro Biotech, Inc.*, §	6,700,005
88,253	Agios Pharmaceuticals, Inc.*,#	9,887,866
237,436	Alexion Pharmaceuticals, Inc.*	43,932,783
516,942	Alkermes PLC*	30,272,124
530,330	Amgen, Inc.	84,476,266
178,904	Ascendis Pharma A/S*,§	7,000,019
263,663	Biogen Idec, Inc.*	89,500,405
672,565	Celgene Corp.*	75,233,121
739,064	Chimerix, Inc.*,#	29,754,717
332,025	Clovis Oncology, Inc.*,#	18,593,400
2,664,350	Dyax Corp.*	37,460,761
213,468	FibroGen, Inc.*,#	5,836,215
643,618	Gilead Sciences, Inc.*,†	60,667,433
379,766	Incyte Corp.*	27,764,692
915,695	Insmed, Inc.*	14,165,802
852,012	Insys Therapeutics, Inc.*,#	35,920,826
3,044,066	Ironwood Pharmaceuticals, Inc.*	46,635,091
1,831,501	Juno Therapeutics, Inc.*,§	21,519,221
319,685	Medivation, Inc.*	31,843,823
853,041	Neurocrine Biosciences, Inc.*	19,056,936
1,109,275	NPS Pharmaceuticals, Inc.*	39,678,767
1,195,055	OvaScience, Inc.*,#,£	52,845,332
575,912	Pharmacyclics, Inc.*,#	70,411,001
5,714,285	Pronai Therapeutics, Inc.*,§	3,999,999
499,417	ProQR Therapeutics NV*	10,822,366
401,267	PTC Therapeutics, Inc.*	20,773,594
138,372	Puma Biotechnology, Inc.*	26,189,668
168,632	Receptos, Inc.*	20,659,106
91,854	Regeneron Pharmaceuticals, Inc.*	37,683,103
1,030,401	Sangamo BioSciences, Inc.*,#	15,672,399
66,150	Swedish Orphan Biovitrum AB*	673,602
149,874	Synageva BioPharma Corp.*,#	13,906,808
309,276	Vertex Pharmaceuticals, Inc.*	36,741,989
		1,120,526,236
Food & Staples Retailing — 0.4%
71	Diplomat Pharmacy, Inc.*,§	14,693,486
Food Products — 0.5%
5,295,906	Biostime International Holdings, Ltd.#	10,839,992
74,637	Mead Johnson Nutrition Co.	7,504,004
		18,343,996
Health Care Equipment & Supplies — 8.0%
811,484	Abbott Laboratories	36,533,010
4,080,936	Boston Scientific Corp.*	54,072,402
610,706	DBV Technologies SA (ADR)*,#	16,562,347
1,468,262	Endologix, Inc.*	22,449,726
359,836	HeartWare International, Inc.*,#	26,422,757
794,947	Novadaq Technologies, Inc.*	13,212,019
373,568	Quidel Corp.*	10,803,587
326,344	St Jude Medical, Inc.	21,222,150
252,582	Varian Medical Systems, Inc.*	21,850,869
515,770	Zimmer Holdings, Inc.	58,498,633
		281,627,500
Health Care Providers & Services — 12.9%
792,332	Aetna, Inc.	70,382,852
424,886	AmerisourceBergen Corp.	38,307,722
876,256	Catamaran Corp. (U.S. Shares)*	45,346,248
340,781	DaVita HealthCare Partners, Inc.*	25,810,753
566,852	Express Scripts Holding Co.*	47,995,359
851,005	HCA Holdings, Inc.	62,455,257
164,368	Henry Schein, Inc.*	22,378,703
396,311	MEDNAX, Inc.*	26,200,120
493,321	Omnicare, Inc.	35,977,900
3,561,200	Sinopharm Group Co., Ltd. - Class H	12,535,926
794,150	Tenet Healthcare Corp.*	40,239,580
242,593	Universal Health Services, Inc. - Class B	26,990,897
		454,621,317
Health Care Technology — 1.6%
241,305	athenahealth, Inc.*,#	35,158,138
1,002,555	HMS Holdings Corp.*	21,194,013
		56,352,151
Household Products — 0.5%
197,801	Reckitt Benckiser Group PLC	15,954,919
Insurance — 1.0%
367,178	Aon PLC	34,819,490
Life Sciences Tools & Services — 1.7%
451,259	Genfit*,#	20,515,178
72,240	Mettler-Toledo International, Inc.*	21,849,711
150,539	Thermo Fisher Scientific, Inc.	18,861,031
		61,225,920
Pharmaceuticals — 32.6%
710,671	AbbVie, Inc.	46,506,310
228,369	Actavis PLC*	58,784,464
445,431	Aerie Pharmaceuticals, Inc.*	13,002,131
491,131	AstraZeneca PLC (ADR)	34,565,800
306,629	Bayer AG	41,914,102
984,182	Bristol-Myers Squibb Co.	58,096,263
431,961	Concordia Healthcare Corp.	17,386,291
550,315	Eli Lilly & Co.	37,966,232
861,658	Endo International PLC*	62,142,775
1,271,821	Fibrogen, Inc. (PP)*,§	12,517,771
270,715	GW Pharmaceuticals PLC (ADR)*,#	18,321,991
1,429,024	Indivior PLC*	3,327,144
261,541	Jazz Pharmaceuticals PLC*	42,822,108
938,398	Johnson & Johnson	98,128,279
683,015	Mallinckrodt PLC*	67,638,975
2,168,764	Meda AB - Class A#	31,147,482
842,319	Nektar Therapeutics*,#	13,055,945
581,976	Novartis AG	53,539,024
690,726	Novo Nordisk A/S - Class B	29,231,186
282,310	Pacira Pharmaceuticals, Inc.*	25,029,605
221,911	Perrigo Co. PLC	37,094,643
1,059,989	Relypsa, Inc.*,#	32,647,661
249,595	Roche Holding AG	67,670,764
397,486	Salix Pharmaceuticals, Ltd.*,#	45,687,041
232,551	Shire PLC (ADR)	49,426,390
976,917	Teva Pharmaceutical Industries, Ltd. (ADR)	56,182,497
529,265	Valeant Pharmaceuticals International, Inc. (U.S. Shares)#	75,743,114
428,860	ZS Pharma, Inc.*,#	17,827,710
		1,147,403,698
Total Common Stocks (cost $2,292,896,643)		3,205,568,713
Investment Companies — 2.6%
Money Markets — 2.6%
90,036,000	Janus Cash Liquidity Fund LLC, 0.1008%∞,£ (cost $90,036,000)	90,036,000
Investments Purchased with Cash Collateral From Securities Lending — 6.3%
221,692,447	Janus Cash Collateral Fund LLC, 0.0984%∞,£ (cost $221,692,447)	221,692,447
Total Investments (total cost $2,604,625,090) – 100%		$ 3,517,297,160

Summary of Investments by Country – (Long Positions)

December 31, 2014(unaudited)

Country	Value	% of Investment Securities
United States††	$ 2,860,724,119	81.3%
Switzerland	152,864,447	4.3
Canada	151,687,672	4.3
United Kingdom	121,596,244	3.5
Israel	56,182,497	1.6
Germany	41,914,102	1.2
France	37,077,525	1.1
Sweden	31,821,084	0.9
Denmark	29,231,186	0.8
China	23,375,918	0.7
Netherlands	10,822,366	0.3
Total	$ 3,517,297,160	100.0%

††	Includes Cash Equivalents of 6.3%.

Schedule of Forward Currency Contracts, Open

December 31, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
Swedish Krona 1/22/15	57,600,000	$ 7,394,338	$ 231,780
Swiss Franc 1/22/15	32,300,000	32,509,290	547,660
		39,903,628	779,440
Credit Suisse International:
Swedish Krona 1/8/15	23,500,000	3,016,578	120,488
Swiss Franc 1/8/15	12,970,000	13,050,157	361,350
		16,066,735	481,838
HSBC Securities (USA), Inc.: Swiss Franc 1/15/15	14,175,000	14,264,726	446,803
JPMorgan Chase & Co.:
Swedish Krona 1/22/15	11,800,000	1,514,812	45,807
Swiss Franc 1/22/15	4,000,000	4,025,918	96,743
		5,540,730	142,550
RBC Capital Markets Corp.:
Swedish Krona 1/29/15	31,300,000	4,018,243	132,951
Swiss Franc 1/29/15	13,170,000	13,257,308	373,726
		17,275,551	506,677
Total		$ 93,051,370	$ 2,357,308

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2014, is noted below.

Fund	Aggregate Value
Janus Global Life Sciences Fund	$ 37,704,000

∞ Rate shown is the 7-day yield as of December 31, 2014.

# Loaned security; a portion or all of the security is on loan at December 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Global Life Sciences Fund
Aduro Biotech, Inc.	12/19/14	$ 6,700,005	$ 6,700,005	0.2%
Ascendis Pharma A/S	11/24/14	7,000,019	7,000,019	0.2
Diplomat Pharmacy, Inc.	3/31/14	9,987,448	14,693,486	0.4
FibroGen, Inc.	12/28/04 – 11/8/05	5,786,786	12,517,771	0.4
Juno Therapeutics, Inc.	8/1/14	4,999,998	21,519,221	0.6
Pronai Therapeutics, Inc.	4/17/14	3,999,999	3,999,999	0.1
Total		$ 38,474,255	$ 66,430,501	1.9%

The Fund has registration rights for certain restricted securities held as of December 31, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Global Life Sciences Fund
Janus Cash Collateral Fund LLC	154,989,666	281,644,913	(214,942,132)	221,692,447	$ -	$ 388,332(1)	$ 221,692,447
Janus Cash Liquidity Fund LLC	78,179,785	254,116,629	(242,260,414)	90,036,000	-	18,124	90,036,000
OvaScience, Inc.(2)	1,239,297	25,008	(69,250)	1,195,055	993,819	-	N/A
Total					$ 993,819	$ 406,456	$ 311,728,447

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
(2)	Company was no longer an affiliate as of December 31, 2014.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Biotechnology	$1,048,978,730	$53,847,482	$17,700,024
Food & Staples Retailing	—	14,693,486	—
Food Products	7,504,004	10,839,992	—
Health Care Providers & Services	442,085,391	12,535,926	—
Household Products	—	15,954,919	—
Life Sciences Tools & Services	40,710,742	20,515,178	—
Pharmaceuticals	908,056,225	239,347,473	—
All Other	372,799,141	—	—

Investment Companies	—	90,036,000	—

Investments Purchased with Cash Collateral From Securities Lending	—	221,692,447	—

Total Investments in Securities	$2,820,134,233	$679,462,903	$17,700,024

Other Financial Instruments(a):
Forward Currency Contracts	$—	$2,357,308	$—

Total Assets	$2,820,134,233	$681,820,211	$17,700,024

(a)	Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Global Real Estate Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares	Value
Common Stocks — 93.1%
Capital Markets — 1.7%
103,826	NorthStar Asset Management Group, Inc., New York	$ 2,343,353
270,529	Tricon Capital Group, Inc.#	2,031,005
		4,374,358
Construction & Engineering — 0%
48,959	UGL, Ltd.	87,013
Electric Utilities — 1.6%
100,809	Brookfield Infrastructure Partners LP#	4,220,873
Health Care Providers & Services — 1.0%
104,666	Capital Senior Living Corp.*	2,607,230
Hotels, Restaurants & Leisure — 3.9%
148,082	ClubCorp Holdings, Inc.	2,655,110
135,206	Crown Resorts, Ltd.	1,388,671
37,996	Las Vegas Sands Corp.	2,209,847
14,608	Vail Resorts, Inc.	1,331,227
32,622	Whitbread PLC	2,407,109
		9,991,964
Household Durables — 2.5%
67,600	First Juken Co., Ltd.	701,205
73,700	Iida Group Holdings Co., Ltd.	895,237
77,441	LGI Homes, Inc.*,#	1,155,420
252,513	New Home Co., Inc.*,†	3,656,388
435,800	PDG Realty SA Empreendimentos e Participacoes	139,820
		6,548,070
Independent Power and Renewable Electricity Producers — 0.3%
30,093	Abengoa Yield PLC	822,141
Industrial Conglomerates — 0.8%
4,188,000	Shun Tak Holdings, Ltd.	1,931,618
Media — 2.1%
326,876	Dalian Wanda Commercial Properties Co., Ltd. - Class H (144A)*	2,086,766
60,600	Fuji Media Holdings, Inc.	745,524
47,885	Lamar Advertising Co. - Class A	2,568,551
		5,400,841
Metals & Mining — 0.1%
228,787	Copper Mountain Mining Corp.*	311,221
Oil, Gas & Consumable Fuels — 0.8%
105,541	Hoegh LNG Partners LP#	2,178,366
Real Estate Investment Trusts (REITs) — 50.3%
61,618	Acadia Realty Trust	1,973,624
122	Activia Properties, Inc.	1,061,264
2,767,261	AIMS AMP Capital Industrial REIT	2,954,579
24,167	Alexandria Real Estate Equities, Inc.	2,144,580
52,663	American Assets Trust, Inc.	2,096,514
48,848	American Tower Corp.	4,828,625
167,564	Armada Hoffler Properties, Inc.	1,590,182
2,049,800	Ascott Residence Trust	1,964,190
755,642	Astro Japan Property Group	3,131,758
13,729	AvalonBay Communities, Inc.	2,243,181
25,569	Boston Properties, Inc.	3,290,475
640,984	Charter Hall Group	2,350,751
322,840	Chatham Lodging Trust	9,352,675
95,494	Colony Financial, Inc.	2,274,667
859,758	Concentradora Fibra Danhos SA de CV	2,117,556
1,444,913	Concentradora Fibra Hotelera Mexicana SA de CV	2,249,090
114,835	Corporate Office Properties Trust	3,257,869
1,368,607	Cromwell Property Group	1,148,455
48,112	Digital Realty Trust, Inc.	3,189,826
74,811	DuPont Fabros Technology, Inc.	2,486,718
96,948	Equity Commonwealth*	2,488,655
213,157	Gramercy Property Trust, Inc.	1,470,783
153,018	Great Portland Estates PLC	1,748,587
1,559	Hulic REIT, Inc.	2,357,678
486	Kenedix Office Investment Corp.	2,728,770
56,589	Kite Realty Group Trust	1,626,368
124,809	Land Securities Group PLC	2,233,041
286,734	Lexington Realty Trust#	3,148,339
26,975	Macerich Co.	2,249,985
65,943	Mack-Cali Realty Corp.	1,256,874
631,811	Mirvac Group	912,240
31,000	Morguard Real Estate Investment Trust	484,684
1,664	Mori Hills REIT Investment Corp.	2,381,365
2,042,467	National Storage REIT	2,409,274
931	Nippon Prologis REIT, Inc.	2,018,679
208,928	NorthStar Realty Finance Corp.	3,672,954
83,156	Pebblebrook Hotel Trust	3,794,408
58,212	Post Properties, Inc.†	3,421,119
717,000	Prologis Property Mexico SA de CV	1,326,527
34,815	Prologis, Inc.	1,498,089
342,558	Pure Industrial Real Estate Trust	1,309,477
101,216	Ramco-Gershenson Properties Trust	1,896,788
37,814	Retrocom Real Estate Investment Trust	127,620
295,885	Scentre Group*	841,155
34,897	Simon Property Group, Inc.	6,355,093
67,929	STAG Industrial, Inc.	1,664,260
141,029	Starwood Property Trust, Inc.	3,277,514
66,564	Starwood Waypoint Residential Trust	1,755,293
45,477	STORE Capital Corp.#	982,758
165,069	Terreno Realty Corp.	3,405,373
8,910	Unibail-Rodamco SE	2,277,015
62,090	Ventas, Inc.	4,451,853
11,091	Vornado Realty Trust	1,305,522
110,641	Washington Prime Group, Inc.#	1,905,238
		130,489,957
Real Estate Management & Development — 28.0%
864,471	Atrium European Real Estate, Ltd.	4,276,914
49,891	Brookfield Asset Management, Inc. - Class A (U.S. Shares)	2,501,036
2,110,500	CapitaLand, Ltd.	5,245,119
46,956	CBRE Group, Inc. - Class A*	1,608,243
1,308,268	Colony American Homes Holdings III LP*,§	1,491,426
887,606	Corp. Inmobiliaria Vesta SAB de CV	1,761,913
381,304	Countrywide PLC	2,593,121
64,080,000	CSI Properties, Ltd.	2,544,671
130,500	Cyrela Commercial Properties SA Empreendimentos e Participacoes	579,520
154,216	First Capital Realty, Inc.	2,477,547
7,506	GAGFAH SA*	167,923
940,630	Global Logistic Properties, Ltd.	1,759,641
1,745,000	Hang Lung Properties, Ltd.	4,863,653
116,157	Hispania Activos Inmobiliarios SAU*	1,514,523
153,000	Hysan Development Co., Ltd.	679,912
124,300	Iguatemi Empresa de Shopping Centers SA	1,142,269
385,843	Kennedy Wilson Europe Real Estate PLC	6,337,645
302,455	Kennedy-Wilson Holdings, Inc.†	7,652,111
532,368	Kingdom Construction Corp.	462,785
48,312	LEG Immobilien AG	3,623,999
80,800	LPS Brasil Consultoria de Imoveis SA	195,376
134,000	Mitsubishi Estate Co., Ltd.	2,836,497
66,000	Mitsui Fudosan Co., Ltd.	1,775,401
112,584	Phoenix Mills, Ltd.	666,079
157,933	Savills PLC	1,664,908
366,854	Songbird Estates PLC*	1,797,891
279,299	St Joe Co.*,#	5,136,309
6,750	Sun Hung Kai Properties, Ltd.	102,081
106,678	TLG Immobilien AG*	1,599,246
510,080	Wharf Holdings, Ltd.	3,663,410
		72,721,169
Total Common Stocks (cost $215,771,662)		241,684,821
Preferred Stocks — 0.1%
Real Estate Investment Trusts (REITs) — 0.1%
8,975	American Homes 4 Rent, 5.5000% (cost $219,439)	221,234
Investment Companies — 4.3% Money Markets — 4.3%
11,219,349	Janus Cash Liquidity Fund LLC, 0.1008%∞,£ (cost $11,219,349)	11,219,349
Investments Purchased with Cash Collateral From Securities Lending — 2.5%
6,489,966	Janus Cash Collateral Fund LLC, 0.0984%∞,£ (cost $6,489,966)	6,489,966
Total Investments (total cost $233,700,416) – 100%		$ 259,615,370

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 153,260,484	59.0%
Japan	17,501,620	6.7
Hong Kong	13,785,345	5.3
United Kingdom	12,444,657	4.8
Australia	12,269,317	4.7
Singapore	11,923,529	4.6
Canada	9,242,590	3.6
Mexico	7,455,086	2.9
Germany	5,391,168	2.1
Austria	4,276,914	1.6
Spain	2,336,664	0.9
France	2,277,015	0.9
Bermuda	2,178,366	0.8
China	2,086,766	0.8
Brazil	2,056,985	0.8
India	666,079	0.3
Taiwan	462,785	0.2
Total	$ 259,615,370	100.0%

††	Includes Cash Equivalents of 2.5%.

Schedule of OTC Written Options – Puts December 31, 2014
Counterparty/Reference Asset	Value
Credit Suisse International: Las Vegas Sands Corp. expires February 2015 710 contracts exercise price $52.50 (premiums received $77,390)	$ (69,376)

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Global Real Estate Fund	$ 2,086,766	0.8%

*	Non-income-producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2014, is noted below.

Fund	Aggregate Value
Janus Global Real Estate Fund	$ 6,667,450

∞ Rate shown is the 7-day yield as of December 31, 2014.

# Loaned security; a portion or all of the security is on loan at December 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Global Real Estate Fund
Colony American Homes Holdings III LP	1/30/13	$ 1,310,000	$ 1,491,426	0.6%

The Fund has registration rights for certain restricted securities held as of December 31, 2014. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Global Real Estate Fund
Janus Cash Collateral Fund LLC	5,845,918	20,213,919	(19,569,871)	6,489,966	$ -	$ 4,031(1)	$ 6,489,966
Janus Cash Liquidity Fund LLC	12,511,341	34,514,008	(35,806,000)	11,219,349	-	4,473	11,219,349
					$ -	$ 8,504	$ 17,709,315

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Construction & Engineering	$—	$87,013	$—
Hotels, Restaurants & Leisure	6,196,184	3,795,780	—
Household Durables	4,811,808	1,736,262	—
Industrial Conglomerates	—	1,931,618	—
Media	4,655,317	745,524	—
Real Estate Investment Trusts (REITs)	97,971,156	32,518,801	—
Real Estate Management & Development	21,716,679	49,513,064	1,491,426
All Other	14,514,189

Preferred Stocks	—	221,234	—

Investment Companies	—	11,219,349	—

Investments Purchased with Cash Collateral From Securities Lending	—	6,489,966	—

Total Assets	$149,865,333	$108,258,611	$1,491,426

Liabilities Other Financial Instruments(a):
OTC Written Options, at Value	$—	$69,376	$—

(a)	Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Global Research Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares	Value
Common Stocks — 99.0%
Aerospace & Defense — 0.8%
87,692	Precision Castparts Corp.	$ 21,123,249
Air Freight & Logistics — 0.8%
152,655	Panalpina Welttransport Holding AG	20,501,301
Airlines — 1.1%
427,413	United Continental Holdings, Inc.*	28,589,656
Auto Components — 1.5%
1,323,000	NGK Spark Plug Co., Ltd.	39,957,677
Automobiles — 0.5%
250,253	Maruti Suzuki India, Ltd.	13,157,901
Beverages — 3.1%
348,108	PepsiCo, Inc.	32,917,093
184,361	Pernod Ricard SA	20,438,963
578,372	SABMiller PLC	29,928,396
		83,284,452
Biotechnology — 6.0%
133,916	Actelion, Ltd.	15,411,308
194,704	Amgen, Inc.	31,014,400
100,524	Biogen Idec, Inc.*	34,122,872
226,589	Celgene Corp.*	25,346,246
1,335,010	Ironwood Pharmaceuticals, Inc.*	20,452,353
426,906	NPS Pharmaceuticals, Inc.*	15,270,428
147,438	Pharmacyclics, Inc.*	18,025,770
		159,643,377
Capital Markets — 3.7%
975,535	Blackstone Group LP	33,002,349
497,952	Deutsche Bank AG	15,049,192
771,520	E*TRADE Financial Corp.*	18,713,218
1,778,769	UBS Group AG*	30,585,735
		97,350,494
Chemicals — 2.4%
159,894	Air Products & Chemicals, Inc.	23,061,511
3,087,627	Alent PLC	15,402,987
166,277	LyondellBasell Industries NV - Class A	13,200,731
110,229	Monsanto Co.	13,169,059
		64,834,288
Commercial Banks — 6.0%
446,406	Citigroup, Inc.	24,155,029
2,880,363	HSBC Holdings PLC	27,217,470
1,816,291	ING Groep NV*	23,513,842
383,923	JPMorgan Chase & Co.	24,025,901
12,587,043	Lloyds Banking Group PLC*	14,861,800
6,741,400	Seven Bank, Ltd.	28,377,742
398,889	U.S. Bancorp	17,930,060
		160,081,844
Communications Equipment — 0.8%
490,885	CommScope Holding Co., Inc.*	11,206,905
165,012	Motorola Solutions, Inc.	11,069,005
		22,275,910
Consumer Finance — 0.7%
213,270	American Express Co.	19,842,641
Containers & Packaging — 0.9%
470,069	Crown Holdings, Inc.*	23,926,512
Diversified Financial Services — 0.7%
84,621	Intercontinental Exchange, Inc.	18,556,539
Electric Utilities — 0.7%
424,068	Brookfield Infrastructure Partners LP	17,755,727
Electrical Equipment — 0.9%
472,077	Sensata Technologies Holding NV*	24,741,556
Electronic Equipment, Instruments & Components — 1.5%
56,700	Keyence Corp.	25,118,772
235,825	TE Connectivity, Ltd. (U.S. Shares)	14,915,931
		40,034,703
Energy Equipment & Services — 0.7%
146,624	Core Laboratories NV	17,644,732
Food & Staples Retailing — 1.7%
538,919	Kroger Co.	34,603,989
239,965	Whole Foods Market, Inc.	12,099,035
		46,703,024
Food Products — 1.1%
278,209	Hershey Co.	28,914,261
Health Care Equipment & Supplies — 1.6%
1,647,499	Boston Scientific Corp.*	21,829,362
178,796	Zimmer Holdings, Inc.	20,279,042
		42,108,404
Health Care Providers & Services — 1.4%
355,865	Catamaran Corp. (U.S. Shares)*	18,416,014
218,093	Express Scripts Holding Co.*	18,465,934
		36,881,948
Hotels, Restaurants & Leisure — 1.2%
3,952,337	Bwin.Party Digital Entertainment PLC	7,206,835
294,075	Starbucks Corp.	24,128,854
		31,335,689
Household Durables — 0.3%
459,100	Sony Corp.	9,348,296
Household Products — 1.0%
405,399	Colgate-Palmolive Co.	28,049,557
Information Technology Services — 2.7%
283,422	Amdocs, Ltd. (U.S. Shares)	13,223,054
414,917	MasterCard, Inc. - Class A	35,749,249
83,637	Visa, Inc. - Class A	21,929,621
		70,901,924
Insurance — 4.5%
10,487,100	AIA Group, Ltd.	57,753,139
310,072	Aon PLC	29,404,128
1,379,099	Prudential PLC	31,732,136
		118,889,403
Internet & Catalog Retail — 0.8%
31,263	Amazon.com, Inc.*	9,702,472
11,081	Priceline Group, Inc.*	12,634,667
		22,337,139
Internet Software & Services — 2.4%
146,184	Alibaba Group Holding, Ltd. (ADR)*	15,194,365
175,304	Facebook, Inc. - Class A*	13,677,218
66,636	Google, Inc. - Class C*	35,077,190
		63,948,773
Leisure Products — 0.6%
551,963	Mattel, Inc.	17,080,495
Machinery — 1.3%
267,110	Colfax Corp.*	13,774,863
148,494	Dover Corp.	10,649,990
365,792	Rexnord Corp.*	10,318,992
		34,743,845
Media — 3.8%
138,437	CBS Corp. - Class B	7,661,104
370,941	Comcast Corp. - Class A	21,518,287
475,003	Liberty Global PLC - Class C*	22,947,395
57,832	Time Warner Cable, Inc.	8,793,934
586,835	Twenty-First Century Fox, Inc. - Class A	22,537,398
193,980	Walt Disney Co.	18,270,976
		101,729,094
Metals & Mining — 0.6%
586,183	ThyssenKrupp AG	15,075,145
Oil, Gas & Consumable Fuels — 10.4%
402,629	Anadarko Petroleum Corp.	33,216,893
695,240	Encana Corp. (U.S. Shares)	9,642,979
915,421	Enterprise Products Partners LP	33,065,007
1,323,800	Inpex Corp.	14,690,467
294,065	Keyera Corp.	20,525,053
368,575	Koninklijke Vopak NV	19,091,417
555,892	MarkWest Energy Partners LP	37,350,383
501,598	MEG Energy Corp.*	8,442,739
353,515	Noble Energy, Inc.	16,767,216
402,762	Phillips 66	28,878,035
614,709	Royal Dutch Shell PLC (ADR)	41,154,768
266,090	Valero Energy Corp.	13,171,455
		275,996,412
Pharmaceuticals — 4.6%
355,369	Endo International PLC*	25,629,212
116,137	Jazz Pharmaceuticals PLC*	19,015,111
1,143,071	Meda AB - Class A	16,416,624
70,358	Roche Holding AG	19,075,621
335,760	Teva Pharmaceutical Industries, Ltd. (ADR)	19,309,558
160,171	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	22,922,072
		122,368,198
Professional Services — 1.0%
89,894	IHS, Inc. - Class A*	10,237,129
243,391	Verisk Analytics, Inc. - Class A*	15,589,193
		25,826,322
Real Estate Investment Trusts (REITs) — 1.8%
174,245	American Tower Corp.	17,224,118
816,375	Lexington Realty Trust	8,963,798
213,405	Outfront Media, Inc.	5,727,790
93,738	Simon Property Group, Inc.	17,070,627
		48,986,333
Real Estate Management & Development — 2.3%
494,680	Brookfield Asset Management, Inc. - Class A (U.S. Shares)	24,798,308
149,770	Jones Lang LaSalle, Inc.	22,455,016
619,000	Mitsubishi Estate Co., Ltd.	13,102,923
		60,356,247
Road & Rail — 3.3%
249,329	Canadian National Railway Co.	17,177,191
303,469	Canadian Pacific Railway, Ltd.	58,459,913
109,177	Kansas City Southern	13,322,869
		88,959,973
Semiconductor & Semiconductor Equipment — 3.0%
2,299,185	ARM Holdings PLC	35,399,108
1,329,599	Atmel Corp.*	11,161,984
499,050	Freescale Semiconductor, Ltd.*	12,591,031
4,601,000	Taiwan Semiconductor Manufacturing Co., Ltd.	20,304,259
		79,456,382
Software — 1.7%
68,871	NetSuite, Inc.*	7,518,647
253,171	Nexon Co., Ltd.	2,361,014
111,700	Nintendo Co., Ltd.	11,643,462
228,978	Oracle Corp.	10,297,141
246,593	Solera Holdings, Inc.	12,620,630
		44,440,894
Specialty Retail — 2.7%
8,224,640	Chow Tai Fook Jewellery Group, Ltd.	11,011,373
1,634,570	L'Occitane International SA	4,113,654
397,370	Lowe's Cos., Inc.	27,339,056
167,675	Tiffany & Co.	17,917,750
157,856	Williams-Sonoma, Inc.	11,946,542
		72,328,375
Technology Hardware, Storage & Peripherals — 3.8%
562,188	Apple, Inc.	62,054,312
409,876	EMC Corp.	12,189,712
21,558	Samsung Electronics Co., Ltd.	25,917,375
		100,161,399
Textiles, Apparel & Luxury Goods — 2.5%
125,574	Cie Financiere Richemont SA	11,126,367
225,234	Gildan Activewear, Inc.	12,736,983
181,206	NIKE, Inc. - Class B	17,422,957
1,375,384	Prada SpA	7,782,511
5,694,600	Samsonite International SA	16,859,388
		65,928,206
Tobacco — 0.1%
59,161	Imperial Tobacco Group PLC	2,590,527
Trading Companies & Distributors — 2.5%
773,270	Brenntag AG	43,506,249
179,930	MSC Industrial Direct Co., Inc. - Class A	14,619,313
364,348	NOW, Inc.*	9,374,674
		67,500,236
Wireless Telecommunication Services — 1.5%
591,768	T-Mobile U.S., Inc.	15,942,230
12,723,700	Tower Bersama Infrastructure Tbk PT	9,977,451
4,390,354	Vodafone Group PLC	15,041,530
		40,961,211
Total Common Stocks (cost $2,211,751,225)		2,637,210,271
Preferred Stocks — 1.0%
Automobiles — 1.0%
117,200	Volkswagen AG (cost $30,474,112)	26,176,078
Total Investments (total cost $2,242,225,337) – 100%		$2,663,386,349

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States	$1,627,780,371	61.1%
United Kingdom	220,535,557	8.3
Canada	193,121,252	7.3
Japan	144,600,353	5.4
Germany	99,806,664	3.7
Switzerland	96,700,332	3.6
Hong Kong	85,623,900	3.2
Netherlands	42,605,259	1.6
South Korea	25,917,375	1.0
France	24,552,617	0.9
Taiwan	20,304,259	0.8
Israel	19,309,558	0.7
Sweden	16,416,624	0.6
China	15,194,365	0.6
India	13,157,901	0.5
Indonesia	9,977,451	0.4
Italy	7,782,511	0.3
Total	$2,663,386,349	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Global Research Fund
Janus Cash Liquidity Fund LLC	10,289,000	130,185,035	(140,474,035)	-	$ -	$ 5,304	$ -

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Air Freight & Logistics	$—	$20,501,301	$—
Auto Components	—	39,957,677	—
Automobiles	—	13,157,901	—
Beverages	32,917,093	50,367,359	—
Biotechnology	144,232,069	15,411,308	—
Capital Markets	82,301,302	15,049,192	—
Chemicals	49,431,301	15,402,987	—
Commercial Banks	66,110,990	93,970,854	—
Electronic Equipment, Instruments & Components	14,915,931	25,118,772	—
Hotels, Restaurants & Leisure	24,128,854	7,206,835	—
Household Durables	—	9,348,296	—
Insurance	29,404,128	89,485,275	—
Metals & Mining	—	15,075,145	—
Oil, Gas & Consumable Fuels	242,214,528	33,781,884	—
Pharmaceuticals	86,875,953	35,492,245	—
Real Estate Management & Development	47,253,324	13,102,923	—
Semiconductor & Semiconductor Equipment	23,753,015	55,703,367	—
Software	30,436,418	14,004,476	—
Specialty Retail	57,203,348	15,125,027	—
Technology Hardware, Storage & Peripherals	74,244,024	25,917,375	—
Textiles, Apparel & Luxury Goods	30,159,940	35,768,266	—
Tobacco	—	2,590,527	—
Trading Companies & Distributors	23,993,987	43,506,249	—
Wireless Telecommunication Services	15,942,230	25,018,981	—
All Other	851,627,614	—	—

Preferred Stocks	—	26,176,078	—

Total Assets	$1,927,146,049	$736,240,300	$—

Janus Global Select Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares	Value
Common Stocks — 98.8%
Airlines — 2.3%
776,554	United Continental Holdings, Inc.*	$ 51,943,697
Auto Components — 1.1%
775,600	NGK Spark Plug Co., Ltd.	23,424,924
Automobiles — 1.7%
138,027	Hyundai Motor Co.	20,957,888
5,083,340	SAIC Motor Corp., Ltd. - Class Aβ	17,669,063
		38,626,951
Beverages — 3.5%
1,282,914	Diageo PLC	36,790,919
787,445	SABMiller PLC	40,747,072
		77,537,991
Biotechnology — 2.5%
255,165	Medivation, Inc.*	25,416,985
254,895	Pharmacyclics, Inc.*	31,163,463
		56,580,448
Capital Markets — 2.1%
1,211,801	Morgan Stanley	47,017,879
Chemicals — 5.3%
447,664	Air Products & Chemicals, Inc.	64,566,579
226,662	PPG Industries, Inc.	52,392,921
		116,959,500
Commercial Banks — 8.5%
436,823	BNP Paribas SA	25,666,549
1,236,780	Citigroup, Inc.	66,922,166
728,638	JPMorgan Chase & Co.	45,598,166
4,340,515	National Bank of Greece SA*	7,709,966
4,736,880	State Bank of India	23,182,370
3,251,695	UniCredit SpA	20,722,249
		189,801,466
Commercial Services & Supplies — 2.4%
1,207,047	Tyco International PLC	52,941,081
Communications Equipment — 2.3%
4,138,725	Telefonaktiebolaget LM Ericsson - Class B	50,156,977
Diversified Consumer Services — 1.2%
4,513,092	Kroton Educacional SA	26,014,449
Electric Utilities — 1.3%
703,650	Brookfield Infrastructure Partners LP	29,461,825
Electrical Equipment — 1.9%
319,985	EnerSys	19,749,474
418,444	Sensata Technologies Holding NV*	21,930,650
		41,680,124
Electronic Equipment, Instruments & Components — 0.8%
608,312	National Instruments Corp.	18,912,420
Food & Staples Retailing — 1.8%
630,111	Kroger Co.	40,459,427
Food Products — 2.0%
434,755	Mead Johnson Nutrition Co.	43,710,268
Health Care Equipment & Supplies — 1.0%
1,674,765	Boston Scientific Corp.*	22,190,636
Health Care Providers & Services — 2.0%
525,735	Express Scripts Holding Co.*	44,513,982
Hotels, Restaurants & Leisure — 2.1%
25,477,238	Bwin.Party Digital Entertainment PLC	46,456,122
Independent Power and Renewable Electricity Producers — 1.9%
1,530,058	NRG Energy, Inc.	41,235,063
Insurance — 7.5%
11,624,000	AIA Group, Ltd.	64,014,121
398,802	Aon PLC	37,818,394
1,384,107	CNO Financial Group, Inc.	23,834,322
1,300,000	Tokio Marine Holdings, Inc.	42,224,234
		167,891,071
Internet Software & Services — 2.4%
321,654	Alibaba Group Holding, Ltd. (ADR)*	33,432,717
1,158,880	Youku Tudou, Inc. (ADR)*	20,639,653
		54,072,370
Media — 1.3%
189,886	Time Warner Cable, Inc.	28,874,065
Metals & Mining — 0.9%
880,451	ArcelorMittal	9,535,241
4,816,372	Fortescue Metals Group, Ltd.	10,611,182
		20,146,423
Multiline Retail — 1.7%
587,276	Macy's, Inc.	38,613,397
Oil, Gas & Consumable Fuels — 5.5%
260,544	Chevron Corp.	29,227,826
2,736,800	Inpex Corp.	30,370,805
1,150,622	MEG Energy Corp.*	19,366,905
1,847,361	Petroleo Brasileiro SA (ADR)	13,485,735
622,677	Valero Energy Corp.	30,822,511
		123,273,782
Pharmaceuticals — 7.9%
364,354	AstraZeneca PLC	25,627,566
819,473	Bristol-Myers Squibb Co.	48,373,491
267,124	Endo International PLC*	19,264,983
241,494	Jazz Pharmaceuticals PLC*	39,539,813
420,674	Johnson & Johnson	43,989,880
		176,795,733
Real Estate Management & Development — 0.8%
2,720,373	Countrywide PLC	18,500,351
Road & Rail — 4.1%
167,094	Canadian Pacific Railway, Ltd.	32,188,792
488,865	Kansas City Southern	59,656,196
		91,844,988
Semiconductor & Semiconductor Equipment — 7.8%
2,475,541	ARM Holdings PLC	38,114,350
4,934,903	Atmel Corp.*	41,428,511
4,798,989	ON Semiconductor Corp.*	48,613,759
3,094,863	Sumco Corp.	44,510,924
		172,667,544
Software — 0.9%
190,300	Nintendo Co., Ltd.	19,836,624
Specialty Retail — 1.2%
10,698,000	L'Occitane International SA	26,923,207
Technology Hardware, Storage & Peripherals — 1.8%
364,081	Apple, Inc.	40,187,261
Textiles, Apparel & Luxury Goods — 2.2%
3,380,900	Prada SpA	19,130,579
10,467,000	Samsonite International SA	30,988,519
		50,119,098
Thrifts & Mortgage Finance — 2.1%
4,913,022	MGIC Investment Corp.*	45,789,365
Wireless Telecommunication Services — 3.0%
1,304,296	T-Mobile U.S., Inc.	35,137,734
39,860,700	Tower Bersama Infrastructure Tbk PT	31,257,276
		66,395,010
Total Common Stocks (cost $1,823,075,877)		2,201,555,519
Preferred Stocks — 0.9%
Automobiles — 0.9%
91,451	Volkswagen AG (cost $17,109,282)	20,425,159
Investment Companies — 0.3%
Money Markets — 0.3%
5,914,000	Janus Cash Liquidity Fund LLC, 0.1008%∞,£ (cost $5,914,000)	5,914,000
Total Investments (total cost $1,846,099,159) – 100%		$ 2,227,894,678

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States	$ 1,337,212,190	60.0%
United Kingdom	206,236,380	9.3
Japan	160,367,511	7.2
Hong Kong	95,002,640	4.3
China	71,741,433	3.2
France	62,124,997	2.8
Canada	51,555,697	2.3
Sweden	50,156,977	2.3
Italy	39,852,828	1.8
Brazil	39,500,184	1.8
Indonesia	31,257,276	1.4
India	23,182,370	1.0
South Korea	20,957,888	0.9
Germany	20,425,159	0.9
Australia	10,611,182	0.5
Greece	7,709,966	0.3
Total	$ 2,227,894,678	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

* Non-income producing security.

β Security is illiquid.

∞ Rate shown is the 7-day yield as of December 31, 2014.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Global Select Fund
Janus Cash Liquidity Fund LLC	6,260,000	63,596,954	(63,942,954)	5,914,000	$ -	$ 1,191	$ 5,914,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Auto Components	$—	$23,424,924	$—
Automobiles	—	38,626,951	—
Beverages	—	77,537,991	—
Commercial Banks	112,520,332	77,281,134	—
Communications Equipment	—	50,156,977	—
Diversified Consumer Services	—	26,014,449	—
Hotels, Restaurants & Leisure	—	46,456,122	—
Insurance	61,652,716	106,238,355	—
Metals & Mining	—	20,146,423	—
Oil, Gas & Consumable Fuels	92,902,977	30,370,805	—
Pharmaceuticals	151,168,167	25,627,566	—
Real Estate Management & Development	—	18,500,351	—
Semiconductor & Semiconductor Equipment	90,042,270	82,625,274	—
Software	—	19,836,624	—
Specialty Retail	—	26,923,207	—
Textiles, Apparel & Luxury Goods	—	50,119,098	—
Wireless Telecommunication Services	35,137,734	31,257,276	—
All Other	906,987,796	—	—

Preferred Stocks	—	20,425,159	—

Investment Companies	—	5,914,000	—

Total Assets	$1,450,411,992	$777,482,686	$—

Janus Global Technology Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares	Value
Common Stocks — 93.3%
Automobiles — 0.2%
10,412	Tesla Motors, Inc.*,#	$ 2,315,733
Communications Equipment — 4.0%
368,360	CommScope Holding Co., Inc.*	8,409,659
518,525	QUALCOMM, Inc.	38,541,963
		46,951,622
Consumer Finance — 1.8%
178,639	American Express Co.	16,620,573
66,529	Discover Financial Services	4,356,984
		20,977,557
Electrical Equipment — 0.8%
173,738	Sensata Technologies Holding NV*	9,105,608
Electronic Equipment, Instruments & Components — 8.5%
512,171	Amphenol Corp. - Class A	27,559,922
285,287	Belden, Inc.	22,483,468
858,319	National Instruments Corp.	26,685,138
358,856	TE Connectivity, Ltd. (U.S. Shares)	22,697,642
		99,426,170
Health Care Technology — 0.7%
52,754	athenahealth, Inc.*,#	7,686,258
Household Durables — 0.6%
360,400	Sony Corp.	7,338,545
Information Technology Services — 1.5%
171,066	Amdocs, Ltd. (U.S. Shares)	7,981,084
117,637	Gartner, Inc.*	9,906,212
		17,887,296
Internet & Catalog Retail — 2.9%
17,153	Amazon.com, Inc.*	5,323,434
154,678	Coupons.com, Inc.*,#	2,745,534
146,730	Ctrip.com International, Ltd. (ADR)*	6,676,215
130,217	MakeMyTrip, Ltd.*	3,384,340
17,171	Netflix, Inc.*	5,865,785
7,734	Priceline Group, Inc.*	8,818,384
52,213	Qunar Cayman Islands, Ltd. (ADR)*,#	1,484,416
		34,298,108
Internet Software & Services — 18.5%
95,240	Alibaba Group Holding, Ltd. (ADR)*,#	9,899,246
612,829	Care.com, Inc.*,#	5,074,224
360,599	ChannelAdvisor Corp.*	7,781,726
57,558	Demandware, Inc.*	3,311,887
64,014	eBay, Inc.*	3,592,466
475,610	Endurance International Group Holdings, Inc.*,#	8,765,492
305,244	Facebook, Inc. - Class A*	23,815,137
176,150	Google, Inc. - Class C*	92,725,360
134,216	HomeAway, Inc.*	3,996,952
39,951	LendingClub Corp.*,#	1,010,760
19,705	LinkedIn Corp. - Class A*	4,526,436
66,949	MercadoLibre, Inc.#	8,547,379
369,848	Okta, Inc.*, §	4,387,063
95,670	Shutterstock, Inc.*,#	6,610,797
468,200	Tencent Holdings, Ltd.	6,718,627
119,120	Twitter, Inc.*	4,272,834
159,478	Yandex NV - Class A*	2,864,225
305,208	Youku Tudou, Inc. (ADR)*,#	5,435,755
120,849	Zillow, Inc. - Class A*,#	12,796,701
		216,133,067
Media — 3.5%
240,648	Comcast Corp. - Class A	13,959,990
345,906	SFX Entertainment, Inc.*,#	1,566,954
95,779	Time Warner Cable, Inc.	14,564,155
116,119	Walt Disney Co.	10,937,249
		41,028,348
Professional Services — 0.9%
68,309	Corporate Executive Board Co.	4,954,452
44,566	IHS, Inc. - Class A*	5,075,176
		10,029,628
Real Estate Investment Trusts (REITs) — 2.4%
281,274	American Tower Corp.	27,803,935
Semiconductor & Semiconductor Equipment — 11.2%
2,470,214	ARM Holdings PLC	38,032,334
1,278,638	Atmel Corp.*	10,734,166
71,914	Avago Technologies, Ltd.	7,233,829
447,418	Freescale Semiconductor, Ltd.*,#	11,288,356
228,883	Intersil Corp. - Class A	3,311,937
55,423	KLA-Tencor Corp.	3,897,345
192,000	MediaTek, Inc.	2,795,299
140,091	Microchip Technology, Inc.#	6,319,505
964,914	ON Semiconductor Corp.*	9,774,579
74,235	Silicon Laboratories, Inc.*	3,535,071
135,017	SK Hynix, Inc.*	5,814,528
5,224,000	Taiwan Semiconductor Manufacturing Co., Ltd.	23,053,564
134,518	Xilinx, Inc.	5,823,284
		131,613,797
Software — 20.6%
117,512	Advent Software, Inc.	3,600,568
128,823	ANSYS, Inc.*	10,563,486
188,929	Apptio, Inc.*,§	4,287,668
212,341	AVEVA Group PLC	4,346,168
171,404	Blackbaud, Inc.	7,414,937
1,224,142	Cadence Design Systems, Inc.*,#	23,221,974
85,056	Guidewire Software, Inc.*	4,306,385
159,352	Informatica Corp.*	6,076,888
944,277	Microsoft Corp.	43,861,667
77,276	NetSuite, Inc.*,#	8,436,221
186,384	NICE Systems, Ltd. (ADR)	9,440,350
71,960	Nintendo Co., Ltd.	7,501,017
1,083,341	Oracle Corp.†	48,717,845
233,889	PROS Holdings, Inc.*	6,427,270
264,359	RealPage, Inc.*	5,805,324
129,463	Salesforce.com, Inc.*	7,678,450
87,212	ServiceNow, Inc.*	5,917,334
102,939	Solera Holdings, Inc.	5,268,418
185,351	SS&C Technologies Holdings, Inc.	10,841,180
37,968	Tyler Technologies, Inc.*	4,155,218
30,878	Ultimate Software Group, Inc.*	4,533,354
42,991	Workday, Inc. - Class A*	3,508,495
245,209	Zendesk, Inc.*,#	5,975,743
		241,885,960
Technology Hardware, Storage & Peripherals — 14.9%
1,074,048	Apple, Inc.†	118,553,418
635,546	EMC Corp.	18,901,138
18,828	Samsung Electronics Co., Ltd.	22,635,325
54,001	Seagate Technology PLC	3,591,067
38,390	Stratasys, Ltd.*	3,190,593
66,697	Western Digital Corp.	7,383,358
		174,254,899
Wireless Telecommunication Services — 0.3%
271,587	RingCentral, Inc. - Class A*	4,052,078
Total Common Stocks (cost $841,527,868)		1,092,788,609
Investment Companies — 0.2%
Money Markets — 0.2%
2,147,000	Janus Cash Liquidity Fund LLC, 0.1008%∞,£ (cost $2,147,000)	2,147,000
Investments Purchased with Cash Collateral From Securities Lending — 7.1%
82,990,598	Janus Cash Collateral Fund LLC, 0.0984%∞,£ (cost $82,990,598)	82,990,598
Total Investments (total cost $926,665,466) – 100.6%		1,177,926,207
Securities Sold Short — (0.6)%
Common Stocks Sold Short — (0.6)%
Commercial Services & Supplies — (0.1)%
34,230	ADT Corp.	(1,240,153)
Communications Equipment — (0.1)%
16,041	Arista Networks, Inc.*	(974,651)
Household Durables — (0.2)%
113,200	Nikon Corp.	(1,768,058)
Semiconductor & Semiconductor Equipment — (0.1)%
20,723	Synaptics, Inc.*	(1,426,571)
Software — (0.1)%
113,685	MobileIron, Inc.*	(1,132,303)
Total Securities Sold Short (proceeds $6,200,642)		(6,541,736)
Total Investments and Securities Sold Short (total cost $920,464,824) – 100%		$ 1,171,384,471

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 1,020,506,253	86.6%
United Kingdom	42,378,502	3.6
China	30,214,259	2.6
South Korea	28,449,853	2.4
Taiwan	25,848,863	2.2
Japan	14,839,562	1.3
Israel	9,440,350	0.8
India	3,384,340	0.3
Russia	2,864,225	0.2
Total	$ 1,177,926,207	100.0%

††	Includes Cash Equivalents of 7.1%.

Summary of Investments by Country – (Short Positions) December 31, 2014 (unaudited)

Country	Value	% of Securities Sold Short
United States	$ (4,773,678)	73.0%
Japan	(1,768,058)	27.0
Total	$ (6,541,736)	100.0%

Schedule of Forward Currency Contracts, Open
December 31, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound 1/22/15	2,220,000	$ 3,459,145	$ 5,304
Japanese Yen 1/22/15	465,000,000	3,883,386	(53,256)
		7,342,531	(47,952)
Credit Suisse International:
British Pound 1/8/15	1,245,000	1,940,168	9,664
Japanese Yen 1/8/15	240,000,000	2,004,048	30,566
		3,944,216	40,230
HSBC Securities (USA), Inc.:
British Pound 1/15/15	780,000	1,215,451	11,996
Japanese Yen 1/15/15	224,000,000	1,870,576	24,518
		3,086,027	36,514
JPMorgan Chase & Co.:
British Pound 1/22/15	880,000	1,371,192	10,115
Japanese Yen 1/22/15	143,000,000	1,194,246	3,975
		2,565,438	14,090
RBC Capital Markets Corp.:
British Pound 1/29/15	1,565,000	2,438,389	20,226
Japanese Yen 1/29/15	174,000,000	1,453,240	10,231
		3,891,629	30,457
Total		$ 20,829,841	$ 73,339

Schedule of OTC Written Options – Puts December 31, 2014

Counterparty/Reference Asset	Value
Credit Suisse AG:
Priceline Group, Inc. expires April 2015 10 contracts exercise price $1,040.00	$ (23,706)
Tesla Motors, Inc. expires June 2015 119 contracts exercise price $185.00	(132,643)
Morgan Stanley & Co. International PLC:
Netflix, Inc. expires March 2015 31 contracts exercise price $320.00	(50,869)
Twitter, Inc. expires March 2015 655 contracts exercise price $32.00	(122,979)
Total OTC Written Options - Puts (premiums received $ 465,677)	$ (330,197)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2014, is noted below.

Fund	Aggregate Value
Janus Global Technology Fund	$ 26,462,700

∞ Rate shown is the 7-day yield as of December 31, 2014.

# Loaned security; a portion or all of the security is on loan at December 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Global Technology Fund
Apptio, Inc.	5/2/13	$ 4,287,668	$ 4,287,668	0.4%
Okta, Inc.	5/23/14	4,387,063	4,387,063	0.4
		$ 8,674,731	$ 8,674,731	0.8%

The Fund has registration rights for certain restricted securities held as of December 31, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Global Technology Fund
Janus Cash Collateral Fund LLC	57,871,589	89,595,872	(64,476,863)	82,990,598	$ -	$ 109,284(1)	$ 82,990,598
Janus Cash Liquidity Fund LLC	31,761,750	16,060,325	(45,675,075)	2,147,000	-	2,297	2,147,000
					$ -	$ 111,581	$ 85,137,598

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Household Durables	$—	$7,338,545	$—
Internet Software & Services	205,027,377	6,718,627	4,387,063
Semiconductor & Semiconductor Equipment	61,918,072	69,695,725	—
Software	225,751,107	11,847,185	4,287,668
Technology Hardware, Storage & Peripherals	151,619,574	22,635,325	—
All Other	321,562,341	—	—

Investment Companies	—	2,147,000	—

Investments Purchased with Cash Collateral From Securities Lending	—	82,990,598	—

Total Investments in Securities	$965,878,471	$203,373,005	$8,674,731

Other Financial Instruments(a):
Forward Currency Contracts	$—	$126,595	$—

Total Assets	$965,878,471	$203,499,600	$8,674,731

Liabilities
Investments in Securities Sold Short:
Common Stocks
Household Durables	$—	$1,768,058	$—
All Other	4,773,678	—	—

Total Investments in Securities Sold Short	$4,773,678	$1,768,058	$—

Other Financial Instruments(a):
Forward Currency Contracts	$—	$53,256	$—
OTC Written Options, at Value	—	330,197	—

Total Liabilities	$4,773,678	$2,151,511	$—

(a) Other financial instruments include forward currency, futures, written options, and swap contracts.  Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.  Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.  Options and swap contracts are reported at their market value at measurement date.

Janus Growth and Income Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares or Principal Amount		Value
Common Stocks — 97.7%
Aerospace & Defense — 4.4%
893,035	Boeing Co.	$116,076,690
790,523	Honeywell International, Inc.	78,989,058
		195,065,748
Automobiles — 1.8%
2,331,377	General Motors Co.	81,388,371
Beverages — 2.3%
1,797,450	Diageo PLC	51,546,586
527,168	PepsiCo, Inc.	49,849,006
		101,395,592
Biotechnology — 0.7%
196,256	Amgen, Inc.	31,261,618
Capital Markets — 3.5%
66,455	BlackRock, Inc.	23,761,650
3,818,944	Blackstone Group LP	129,194,875
		152,956,525
Chemicals — 5.9%
1,748,392	EI du Pont de Nemours & Co.	129,276,105
1,669,534	LyondellBasell Industries NV - Class A	132,544,304
		261,820,409
Commercial Banks — 6.3%
1,828,084	JPMorgan Chase & Co.	114,401,497
771,172	PacWest Bancorp	35,057,479
2,913,086	U.S. Bancorp	130,943,216
		280,402,192
Commercial Services & Supplies — 0.7%
603,995	Waste Management, Inc.	30,997,023
Communications Equipment — 1.2%
717,261	QUALCOMM, Inc.	53,314,010
Consumer Finance — 1.2%
542,562	American Express Co.	50,479,969
Diversified Financial Services — 2.0%
984,254	CME Group, Inc.	87,254,117
Diversified Telecommunication Services — 1.7%
1,561,921	Verizon Communications, Inc.	73,066,664
Electric Utilities — 2.2%
887,572	Brookfield Infrastructure Partners LP	37,162,640
889,338	Edison International	58,233,852
		95,396,492
Electronic Equipment, Instruments & Components — 2.7%
1,852,517	TE Connectivity, Ltd. (U.S. Shares)	117,171,700
Food & Staples Retailing — 2.3%
768,349	Kroger Co.	49,335,689
1,356,872	Sysco Corp.	53,854,250
		103,189,939
Food Products — 1.0%
431,658	Hershey Co.	44,862,216
Health Care Equipment & Supplies — 0.8%
813,660	Abbott Laboratories	36,630,973
Health Care Providers & Services — 1.7%
865,948	Aetna, Inc.	76,922,161
Hotels, Restaurants & Leisure — 4.3%
1,166,933	Las Vegas Sands Corp.	67,868,823
1,266,574	Six Flags Entertainment Corp.	54,652,668
816,852	Starwood Hotels & Resorts Worldwide, Inc.	66,222,192
		188,743,683
Household Products — 3.0%
1,071,251	Colgate-Palmolive Co.	74,119,857
516,130	Kimberly-Clark Corp.	59,633,660
		133,753,517
Industrial Conglomerates — 1.4%
381,811	3M Co.	62,739,184
Information Technology Services — 0.9%
494,077	Automatic Data Processing, Inc.	41,191,200
Insurance — 2.1%
2,440,533	Prudential PLC	56,155,015
355,519	Travelers Cos., Inc.	37,631,686
		93,786,701
Leisure Products — 2.1%
2,938,364	Mattel, Inc.	90,927,674
Machinery — 1.5%
457,526	Deere & Co.	40,477,325
345,854	Dover Corp.	24,804,649
		65,281,974
Media — 3.7%
1,099,434	CBS Corp. - Class B	60,842,677
1,124,890	Comcast Corp. - Class A	65,254,869
468,755	Omnicom Group, Inc.	36,314,450
		162,411,996
Multi-Utilities — 1.2%
494,077	Ameren Corp.	22,791,772
443,720	National Grid PLC (ADR)	31,353,255
		54,145,027
Oil, Gas & Consumable Fuels — 6.8%
1,286,043	Chevron Corp.	144,268,304
3,350,878	Enterprise Products Partners LP	121,033,713
528,970	MarkWest Energy Partners LP	35,541,494
		300,843,511
Pharmaceuticals — 8.0%
2,349,254	AbbVie, Inc.	153,735,182
367,412	Bristol-Myers Squibb Co.	21,688,330
726,418	Eli Lilly & Co.	50,115,578
1,215,945	Johnson & Johnson	127,151,369
		352,690,459
Real Estate Investment Trusts (REITs) — 0.4%
680,124	Outfront Media, Inc.	18,254,528
Real Estate Management & Development — 0.6%
24,027,576	Colony American Homes Holdings III LP*,§	27,391,437
Road & Rail — 3.4%
215,766	Canadian Pacific Railway, Ltd. (U.S. Shares)	41,575,950
926,213	Union Pacific Corp.	110,339,755
		151,915,705
Semiconductor & Semiconductor Equipment — 2.5%
1,486,823	Microchip Technology, Inc.	67,070,586
1,036,217	Xilinx, Inc.	44,857,834
		111,928,420
Software — 2.3%
2,223,345	Microsoft Corp.	103,274,375
Specialty Retail — 1.1%
452,332	Home Depot, Inc.	47,481,290
Technology Hardware, Storage & Peripherals — 3.8%
1,195,235	Apple, Inc.†	131,930,039
535,795	Seagate Technology PLC	35,630,368
		167,560,407
Textiles, Apparel & Luxury Goods — 1.4%
638,987	NIKE, Inc. - Class B	61,438,600
Tobacco — 4.8%
2,633,478	Altria Group, Inc.	129,751,461
1,001,865	Philip Morris International, Inc.	81,601,904
		211,353,365
Total Common Stocks (cost $2,925,288,782)		4,320,688,772
Corporate Bonds — 0.8%
Internet & Catalog Retail — 0.3%
$ 10,000,000	Priceline Group, Inc. 1.0000%, 3/15/18	13,287,213
Internet Software & Services — 0.3%
10,000,000	Yahoo!, Inc. 0%, 12/1/18	11,312,500
Real Estate Investment Trusts (REITs) — 0.2%
9,985,000	Prologis LP 3.2500%, 3/15/15	11,095,831
Total Corporate Bonds (cost $29,957,823)		35,695,544
Preferred Stocks — 1.5%
Aerospace & Defense — 0.4%
264,550	United Technologies Corp., 7.5000%	16,224,851
Capital Markets — 0.3%
250,000	Morgan Stanley, 6.8750%	6,652,500
235,000	Morgan Stanley, 7.1250%	6,469,550
		13,122,050
Commercial Banks — 0.1%
156,900	Wells Fargo & Co., 6.6250%	4,352,406
Consumer Finance — 0.3%
500,000	Discover Financial Services, 6.5000%	12,670,000
Real Estate Investment Trusts (REITs) — 0.4%
70,000	American Tower Corp., 5.2500%	8,047,200
100,000	Crown Castle International Corp., 4.5000%	10,299,000
		18,346,200
Total Preferred Stocks (cost $60,696,220)		64,715,507
Investment Companies — 0%
Money Markets — 0%
949,000	Janus Cash Liquidity Fund LLC, 0.1008%∞,£ (cost $949,000)	949,000
Total Investments (total cost $3,016,891,825) – 100%		$ 4,422,048,823

Summary of Investments by Country – (Long Positions)

December 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States	$ 4,241,418,017	95.9%
United Kingdom	139,054,856	3.2
Canada	41,575,950	0.9
Total	$ 4,422,048,823	100.0%

Schedule of Forward Currency Contracts, Open

December 31, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound 1/22/15	4,500,000	$ 7,011,780	$ 705
Credit Suisse International: British Pound 1/8/15	14,950,000	23,297,595	132,185
HSBC Securities (USA), Inc.: British Pound 1/15/15	8,090,000	12,606,408	124,421
JPMorgan Chase & Co.: British Pound 1/22/15	9,527,000	14,844,717	109,501
RBC Capital Markets Corp.: British Pound 1/29/15	9,100,000	14,178,493	117,607
Total		$ 71,938,993	$ 484,419

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2014, is noted below.

Fund	Aggregate Value
Janus Growth and Income Fund	$ 55,190,000

∞ Rate shown is the 7-day yield as of December 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Growth and Income Fund

Colony American Homes Holdings III LP	1/30/13	$ 24,057,693	$ 27,391,437	0.6%

The Fund has registration rights for certain restricted securities held as of December 31, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Growth and Income Fund
Janus Cash Liquidity Fund LLC	34,425,000	87,029,732	(120,505,732)	949,000	$ -	$ 4,671	$ 949,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Beverages	$49,849,006	$51,546,586	$—
Insurance	37,631,686	56,155,015	—
Real Estate Management & Development	—	—	27,391,437
All Other	4,098,115,042

Corporate Bonds	—	35,695,544	—

Preferred Stocks	—	64,715,507	—

Investment Companies	—	949,000	—

Total Investments in Securities	$4,185,595,734	$209,061,652	$27,391,437

Other Financial Instruments(a):
Forward Currency Contracts	$—	$484,419	$—

Total Assets	$4,185,595,734	$209,546,071	$27,391,437

(a) Other financial instruments include forward currency, futures, written options, and swap contracts.  Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.  Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.  Options and swap contracts are reported at their market value at measurement date.

Janus International Equity Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares		Value
Common Stocks — 97.3%
Air Freight & Logistics — 4.0%
50,685	Panalpina Welttransport Holding AG	$ 6,806,907
683,259	TNT Express NV	4,538,935
		11,345,842
Auto Components — 3.5%
16,294	Hella KGaA Hueck & Co.*	689,998
305,500	NGK Spark Plug Co., Ltd.	9,226,810
		9,916,808
Beverages — 5.9%
601,300	Ambev SA	3,739,077
204,979	Diageo PLC	5,878,310
137,144	SABMiller PLC	7,096,643
		16,714,030
Biotechnology — 0.4%
109,367	Swedish Orphan Biovitrum AB*	1,113,678
Capital Markets — 1.4%
134,199	Deutsche Bank AG	4,055,785
Chemicals — 5.1%
803,309	Alent PLC	4,007,401
49,053	LyondellBasell Industries NV - Class A	3,894,318
99,500	Shin-Etsu Chemical Co., Ltd.	6,474,275
		14,375,994
Commercial Banks — 13.1%
495,583	Banco Bilbao Vizcaya Argentaria SA	4,663,636
481,100	Bangkok Bank PCL (NVDR)	2,824,929
85,479	BNP Paribas SA	5,022,517
568,525	HSBC Holdings PLC	5,372,174
504,474	ICICI Bank, Ltd.	2,802,286
605,117	National Bank of Greece SA*	1,074,857
1,582,900	Seven Bank, Ltd.	6,663,175
66,165	Societe Generale SA	2,780,010
254,706	Turkiye Halk Bankasi A/S	1,506,547
701,158	UniCredit SpA	4,468,307
		37,178,438
Electronic Equipment, Instruments & Components — 2.4%
105,688	Hexagon AB - Class B	3,270,544
7,900	Keyence Corp.	3,499,794
		6,770,338
Food Products — 1.2%
84,845	Unilever NV	3,332,551
Health Care Equipment & Supplies — 2.1%
53,596	Essilor International SA	5,965,420
Health Care Providers & Services — 2.3%
127,255	Catamaran Corp.*	6,586,802
Hotels, Restaurants & Leisure — 2.0%
2,654,000	Melco International Development, Ltd.	5,811,063
Household Products — 2.0%
70,599	Reckitt Benckiser Group PLC	5,694,619
Information Technology Services — 0.9%
2,300,000	TravelSky Technology, Ltd. - Class H	2,471,498
Insurance — 6.4%
1,778,600	AIA Group, Ltd.	9,794,865
118,800	BB Seguridade Participacoes SA	1,426,610
299,604	Prudential PLC	6,893,686
		18,115,161
Internet Software & Services — 2.5%
39,110	Alibaba Group Holding, Ltd. (ADR)*	4,065,093
212,800	Tencent Holdings, Ltd.	3,053,661
		7,118,754
Media — 2.9%
375,947	Dalian Wanda Commercial Properties Co., Ltd. - Class H (144A)*	2,400,033
117,369	Liberty Global PLC - Class A*	5,892,511
		8,292,544
Metals & Mining — 6.0%
111,342	Acerinox SA	1,664,280
53,239	APERAM SA*	1,558,314
1,466,964	Glencore PLC	6,751,233
362,968	Outokumpu Oyj*	2,062,118
194,071	ThyssenKrupp AG	4,991,016
		17,026,961
Oil, Gas & Consumable Fuels — 5.5%
507,700	Inpex Corp.	5,634,046
21,885	Koninklijke Vopak NV	1,133,597
63,177	MEG Energy Corp.*	1,063,375
76,121	PrairieSky Royalty, Ltd.	2,005,426
88,107	Royal Dutch Shell PLC - Class A	2,946,589
56,105	Total SA	2,892,388
		15,675,421
Pharmaceuticals — 5.9%
33,042	Bayer AG	4,516,617
70,599	Indivior PLC*	164,373
103,035	Novo Nordisk A/S - Class B	4,360,391
21,539	Roche Holding AG	5,839,702
24,718	Shire PLC	1,748,664
		16,629,747
Real Estate Investment Trusts (REITs) — 1.1%
2,140	Mori Hills REIT Investment Corp.	3,062,572
Real Estate Management & Development — 4.3%
425,123	Countrywide PLC	2,891,120
378,705	Kennedy Wilson Europe Real Estate PLC	6,220,400
144,000	Mitsubishi Estate Co., Ltd.	3,048,176
		12,159,696
Semiconductor & Semiconductor Equipment — 6.1%
453,463	ARM Holdings PLC	6,981,685
243,900	Sumco Corp.	3,507,818
1,532,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,760,731
		17,250,234
Specialty Retail — 1.3%
1,477,250	L'Occitane International SA	3,717,733
Textiles, Apparel & Luxury Goods — 3.8%
76,088	Cie Financiere Richemont SA	6,741,706
1,355,500	Samsonite International SA	4,013,083
		10,754,789
Thrifts & Mortgage Finance — 0.6%
88,859	Housing Development Finance Corp., Ltd.	1,589,882
Tobacco — 1.1%
544,486	ITC, Ltd.	3,170,498
Trading Companies & Distributors — 2.1%
107,964	Brenntag AG	6,074,345
Wireless Telecommunication Services — 1.4%
1,154,842	Vodafone Group PLC	3,956,535
Total Common Stocks (cost $256,769,252)		275,927,738
Preferred Stocks — 2.7%
Automobiles — 2.7%
34,770	Volkswagen AG (cost $8,770,958)	7,765,719
Rights — 0%
Commercial Banks — 0%
495,583	Banco Bilbao Vizcaya Argentaria SA* (cost $48,472)	47,369
Total Investments (total cost $265,588,682) – 100%		$ 283,740,826

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United Kingdom	$ 60,383,032	21.3%
Japan	41,116,666	14.5
Germany	28,093,480	9.9
France	21,936,382	7.7
Hong Kong	19,619,011	6.9
Switzerland	19,388,315	6.8
United States	16,007,229	5.6
China	11,990,285	4.2
Canada	9,655,603	3.4
Netherlands	9,005,083	3.2
India	7,562,666	2.7
Taiwan	6,760,731	2.4
Spain	6,375,285	2.3
Brazil	5,165,687	1.8
Italy	4,468,307	1.6
Sweden	4,384,222	1.6
Denmark	4,360,391	1.5
Thailand	2,824,929	1.0
Finland	2,062,118	0.7
Turkey	1,506,547	0.5
Greece	1,074,857	0.4
Total	$ 283,740,826	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus International Equity Fund	$ 2,400,033	0.8%

* Non-income producing security.

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus International Equity Fund
Janus Cash Liquidity Fund LLC	4,524,322	24,998,468	(29,522,790)	-	$ -	$ 831	$ -

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Air Freight & Logistics	$—	$11,345,842	$—
Auto Components	689,998	9,226,810	—
Beverages	—	16,714,030	—
Biotechnology	—	1,113,678	—
Capital Markets	—	4,055,785	—
Chemicals	3,894,318	10,481,676	—
Commercial Banks	—	37,178,438	—
Electronic Equipment, Instruments & Components	—	6,770,338	—
Food Products	—	3,332,551	—
Health Care Equipment & Supplies	—	5,965,420	—
Hotels, Restaurants & Leisure	—	5,811,063	—
Household Products	—	5,694,619	—
Information Technology Services	—	2,471,498	—
Insurance	—	18,115,161	—
Internet Software & Services	4,065,093	3,053,661	—
Metals & Mining	—	17,026,961	—
Oil, Gas & Consumable Fuels	3,068,801	12,606,620	—
Pharmaceuticals	—	16,629,747	—
Real Estate Investment Trusts (REITs)	—	3,062,572	—
Real Estate Management & Development	—	12,159,696	—
Semiconductor & Semiconductor Equipment	—	17,250,234	—
Specialty Retail	—	3,717,733	—
Textiles Apparel & Luxury Goods	—	10,754,789	—
Thrifts & Mortgage Finance	—	1,589,882	—
Tobacco	—	3,170,498	—
Trading Companies & Distributors	—	6,074,345	—
Wireless Telecommunication Services	—	3,956,535	—
All Other	14,879,346	—	—

Preferred Stocks	—	7,765,719	—

Rights	47,369	—	—

Total Assets	$26,644,925	$257,095,901	$—

Janus Overseas Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares	Value
Common Stocks — 90.5%
Air Freight & Logistics — 2.0%
503,157	Panalpina Welttransport Holding AG	$ 67,573,110
Airlines — 5.7%
2,800,785	United Continental Holdings, Inc.*,†	187,344,509
Automobiles — 0.5%
4,498,500	SAIC Motor Corp., Ltd. - Class Aβ	15,636,231
Beverages — 1.0%
499,266	Remy Cointreau SA#	33,344,477
Capital Markets — 2.6%
4,394,833	Atlas Mara Co-Nvest, Ltd.*,£	36,938,571
1,576,169	Deutsche Bank AG	47,635,253
		84,573,824
Commercial Banks — 3.6%
5,410,948	Axis Bank, Ltd.	42,752,552
8,550,578	State Bank of India	41,846,672
3,116,784	TCS Group Holding PLC (GDR)	9,939,439
4,016,133	Turkiye Halk Bankasi A/S#	23,754,816
		118,293,479
Construction & Engineering — 0.4%
34,453,800	Louis XIII Holdings, Ltd.*,£	14,880,779
Food & Staples Retailing — 0.9%
2,456,260	X5 Retail Group NV (GDR)*	29,850,282
Food Products — 0.1%
184,405,502	Chaoda Modern Agriculture Holdings, Ltd.*,β,#,£	5,232,171
Hotels, Restaurants & Leisure — 7.5%
46,570,735	Bwin.Party Digital Entertainment PLC*,#,£	84,918,771
5,789,108	Cox & Kings, Ltd.	26,943,680
19,618,400	Melco Crown Philippines Resorts Corp.*	5,915,638
14,549,535	Melco International Development, Ltd.#	31,856,919
1,219,723	Orascom Development Holding AG*	22,084,979
55,493,344	Shangri-La Asia, Ltd.	76,368,782
		248,088,769
Household Durables — 1.8%
18,497,200	MRV Engenharia e Participacoes SA	51,756,171
20,696,760	PDG Realty SA Empreendimentos e Participacoes	6,640,235
		58,396,406
Independent Power and Renewable Electricity Producers — 0.4%
19,386,826	Adani Power, Ltd.*	13,513,334
Industrial Conglomerates — 1.1%
76,867,998	Shun Tak Holdings, Ltd.	35,453,588
Information Technology Services — 1.0%
1,600,505	QIWI PLC (ADR)#,£	32,314,196
Internet & Catalog Retail — 3.0%
1,515,082	Ctrip.com International, Ltd. (ADR)*	68,936,231
1,203,984	MakeMyTrip, Ltd.*	31,291,544
		100,227,775
Internet Software & Services — 4.6%
327,912	Alibaba Group Holding, Ltd. (ADR)*,#	34,083,173
708,513	Rocket Internet AG (144A)*,#	43,771,656
4,142,048	Youku Tudou, Inc. (ADR)*,#	73,769,875
		151,624,704
Media — 0.7%
3,878,413	Dalian Wanda Commercial Properties Co., Ltd. - Class H (144A)*	24,759,659
Metals & Mining — 3.2%
9,472,549	Hindustan Zinc, Ltd.	25,450,192
7,298,763	Outokumpu Oyj*,#	41,466,223
12,218,138	Turquoise Hill Resources, Ltd.*	37,764,197
		104,680,612
Oil, Gas & Consumable Fuels — 21.2%
2,921,946	Africa Oil Corp. (PP)*,§,£	6,339,826
21,418,015	Africa Oil Corp.*,#,£	44,440,307
16,284,388	Athabasca Oil Corp.*,#	36,312,152
8,620,352	Cairn Energy PLC	23,660,391
8,163,746	Cobalt International Energy, Inc.*,†	72,575,702
2,328,608	Euronav NV*,#	29,188,930
1,803,737	Gran Tierra Energy, Inc.*	6,926,102
12,435,532	Karoon Gas Australia, Ltd.*,£	24,371,636
22,350,063	Ophir Energy PLC*	48,523,269
8,234,616	Pacific Rubiales Energy Corp.#	50,974,506
2,978,205	Parex Resources, Inc.*	19,435,897
9,269,560	Petroleo Brasileiro SA (ADR)†,#	67,667,788
16,463,679	Reliance Industries, Ltd.	231,621,248
2,395,048	Trilogy Energy Corp.*,#	16,310,658
711,145	Whiting Petroleum Corp.*	23,467,785
		701,816,197
Pharmaceuticals — 4.7%
524,936	Endo International PLC*	37,858,384
14,247,211	Genomma Lab Internacional SAB de CV - Class B*	27,102,589
547,967	Jazz Pharmaceuticals PLC*,†	89,718,637
		154,679,610
Real Estate Investment Trusts (REITs) — 2.2%
17,025,400	Concentradora Fibra Hotelera Mexicana SA de CV	26,501,012
27,967,785	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S#	33,055,245
6,476,500	Prologis Property Mexico SA de CV	11,982,217
		71,538,474
Real Estate Management & Development — 7.2%
2,659,960	Countrywide PLC	18,089,502
35,343,684	DLF, Ltd.	75,953,500
258,865,268	Evergrande Real Estate Group, Ltd.#	104,396,052
2,394,470	Kennedy Wilson Europe Real Estate PLC	39,330,246
		237,769,300
Road & Rail — 1.2%
7,113,146	ALL - America Latina Logistica SA	13,535,690
5,011,499	Globaltrans Investment PLC (GDR)	25,446,354
		38,982,044
Semiconductor & Semiconductor Equipment — 4.0%
8,503,599	ARM Holdings PLC	130,924,574
Software — 1.9%
5,259,000	Nexon Co., Ltd.	49,044,209
143,100	Nintendo Co., Ltd.	14,916,558
		63,960,767
Textiles, Apparel & Luxury Goods — 4.6%
282,210,180	Global Brands Group Holding, Ltd.*	55,168,300
103,956,429	Li & Fung, Ltd.	97,230,851
		152,399,151
Thrifts & Mortgage Finance — 0.4%
1,826,165	Indiabulls Housing Finance, Ltd.	13,310,404
Trading Companies & Distributors — 3.0%
12,789,358	Adani Enterprises, Ltd.	97,895,549
Total Common Stocks (cost $3,626,156,703)		2,989,063,975
Investments Purchased with Cash Collateral From Securities Lending — 9.5%
312,456,052	Janus Cash Collateral Fund LLC, 0.0984%∞,£ (cost $312,456,052)	312,456,052
Total Investments (total cost $3,938,612,755) – 100%		$ 3,301,520,027

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$ 769,677,417	23.3%
India	600,578,675	18.2
China	326,813,392	9.9
Hong Kong	310,959,219	9.4
United Kingdom	306,116,507	9.3
Canada	211,577,543	6.4
Brazil	139,599,884	4.2
Russia	97,550,271	3.0
Germany	91,406,909	2.8
Switzerland	89,658,089	2.7
Mexico	65,585,818	2.0
Japan	63,960,767	1.9
Turkey	56,810,061	1.7
Finland	41,466,223	1.3
Virgin Islands (British)	36,938,571	1.1
France	33,344,477	1.0
Belgium	29,188,930	0.9
Australia	24,371,636	0.7
Philippines	5,915,638	0.2
Total	$ 3,301,520,027	100.0%

††	Includes Cash Equivalents of 9.5%.

Schedule of Forward Currency Contracts, Open December 31, 2014
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International: Japanese Yen 1/8/15	2,050,000,000	$ 17,117,911	$ 269,706
HSBC Securities (USA), Inc.: Japanese Yen 1/15/15	2,585,000,000	21,586,777	227,008
JPMorgan Chase & Co.: Japanese Yen 1/22/15	530,000,000	4,426,225	14,734
RBC Capital Markets Corp.: Japanese Yen 1/29/15	1,860,000,000	15,534,631	121,935
Total		$ 58,665,544	$ 633,383

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Overseas Fund	$ 68,531,315	2.1%

* Non-income producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2014 is noted below.

Fund	Aggregate Value
Janus Overseas Fund	$ 351,353,180

β Security is illiquid.

∞ Rate shown is the 7-day yield as of December 31, 2014.

# Loaned security; a portion or all of the security is on loan at December 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Overseas Fund
Africa Oil Corp. (PP)	10/17/13	$23,586,134	$6,339,826	0.2%

The Fund has registration rights for certain restricted securities held as of December 31, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Overseas Fund
Africa Oil Corp.	14,362,584	7,759,121	(703,690)	21,418,015	$ (3,638,962)	$ -	$ 44,440,307
Africa Oil Corp. (PP)	2,921,946	-	-	2,921,946	-	-	6,339,826
Atlas Mara Co-Nvest, Ltd.	2,857,769	1,537,064	-	4,394,833	-	-	36,938,571
Bwin.Party Digital Entertainment PLC	46,209,074	361,661	-	46,570,735	-	-	84,918,771
Chaoda Modern Agriculture Holdings, Ltd.	184,405,502	-	-	184,405,502	-	-	5,232,171
Janus Cash Collateral Fund LLC	306,383,352	292,001,990	(285,929,290)	312,456,052	-	1,976,248(1)	312,456,052
Janus Cash Liquidity Fund LLC	67,472,000	218,258,736	(285,730,736)	-	-	4,676	-
Karoon Gas Australia, Ltd.	9,237,023	3,670,749	(472,240)	12,435,532	(735,542)	-	24,371,636
Louis XIII Holdings, Ltd.	34,453,800	-	-	34,453,800	-	-	14,880,779
QIWI PLC (ADR)	1,372,747	308,012	(80,254)	1,600,505	(1,042,449)	496,957	32,314,196
					$ (5,416,953)	$ 2,477,881	$ 561,892,309

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Air Freight & Logistics	$—	$67,573,110	$—
Automobiles	—	15,636,231	—
Beverages	—	33,344,477	—
Capital Markets	36,938,571	47,635,253	—
Commercial Banks	—	118,293,479	—
Construction & Engineering	—	14,880,779	—
Food & Staples Retailing	—	29,850,282	—
Food Products	—	—	5,232,171
Hotels, Restaurants & Leisure	—	248,088,769	—
Household Durables	—	58,396,406	—
Independent Power and Renewable Electricity Producers	—	13,513,334	—
Industrial Conglomerates	—	35,453,588	—
Internet Software & Services	107,853,048	43,771,656	—
Metals & Mining	37,764,197	66,916,415	—
Oil, Gas & Consumable Fuels	338,110,897	363,705,300	—
Real Estate Investment Trusts (REITs)	38,483,229	33,055,245	—
Real Estate Management & Development	—	237,769,300	—
Road & Rail	—	38,982,044	—
Semiconductor & Semiconductor Equipment	—	130,924,574	—
Software	—	63,960,767	—
Textiles, Apparel & Luxury Goods	—	152,399,151	—
Thrifts & Mortgage Finance	—	13,310,404	—
Trading Companies & Distributors	—	97,895,549	—
All Other	499,325,749	—	—

Investments Purchased with Cash Collateral From Securities Lending	—	312,456,052	—

Total Investments in Securities	$1,058,475,691	$2,237,812,165	$5,232,171

Other Financial Instruments(a):
Forward Currency Contracts	$—	$633,383	$—

Total Assets	$1,058,475,691	$2,238,445,548	$5,232,171

(a)	Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Preservation Series - Global

Schedule of Investments (unaudited)

As of December 31, 2014

Shares/Principal/Contract Amounts		Value
Common Stocks — 93.7%
Aerospace & Defense — 0.8%
511	Precision Castparts Corp.	$ 123,090
Air Freight & Logistics — 1.0%
1,195	Panalpina Welttransport Holding AG	160,486
Airlines — 1.1%
2,636	United Continental Holdings, Inc.*	176,322
Auto Components — 1.5%
7,800	NGK Spark Plug Co., Ltd.	235,578
Beverages — 3.2%
2,092	PepsiCo, Inc.†	197,819
1,066	Pernod Ricard SA	118,181
3,495	SABMiller PLC	180,852
		496,852
Biotechnology — 5.9%
744	Actelion, Ltd.	85,621
1,123	Amgen, Inc.	178,883
576	Biogen Idec, Inc.*	195,523
1,312	Celgene Corp.*	146,760
7,718	Ironwood Pharmaceuticals, Inc.*	118,240
2,619	NPS Pharmaceuticals, Inc.*	93,682
908	Pharmacyclics, Inc.*	111,012
		929,721
Capital Markets — 2.4%
2,895	Deutsche Bank AG	87,493
4,486	E*TRADE Financial Corp.*	108,808
10,516	UBS Group AG*	180,822
		377,123
Chemicals — 2.5%
971	Air Products & Chemicals, Inc.	140,048
18,690	Alent PLC	93,237
1,029	LyondellBasell Industries NV - Class A	81,692
659	Monsanto Co.	78,731
		393,708
Commercial Banks — 5.8%
2,527	Citigroup, Inc.	136,736
16,815	HSBC Holdings PLC	158,890
10,306	ING Groep NV*	133,422
2,173	JPMorgan Chase & Co.	135,987
70,891	Lloyds Banking Group PLC*	83,703
39,700	Seven Bank, Ltd.	167,116
2,320	U.S. Bancorp	104,284
		920,138
Communications Equipment — 0.9%
2,990	CommScope Holding Co., Inc.*	68,262
1,048	Motorola Solutions, Inc.	70,300
		138,562
Consumer Finance — 0.7%
1,243	American Express Co.	115,649
Containers & Packaging — 0.9%
2,887	Crown Holdings, Inc.*	146,948
Diversified Financial Services — 0.7%
517	Intercontinental Exchange, Inc.	113,373
Electrical Equipment — 0.9%
2,674	Sensata Technologies Holding NV*	140,144
Electronic Equipment, Instruments & Components — 1.4%
300	Keyence Corp.	132,903
1,327	TE Connectivity, Ltd. (U.S. Shares)	83,933
		216,836
Energy Equipment & Services — 0.7%
906	Core Laboratories NV	109,028
Food & Staples Retailing — 1.8%
3,208	Kroger Co.†	205,986
1,483	Whole Foods Market, Inc.	74,773
		280,759
Food Products — 1.1%
1,674	Hershey Co.	173,979
Health Care Equipment & Supplies — 1.6%
9,631	Boston Scientific Corp.*	127,611
1,034	Zimmer Holdings, Inc.	117,276
		244,887
Health Care Providers & Services — 1.4%
2,106	Catamaran Corp. (U.S. Shares)*	108,985
1,306	Express Scripts Holding Co.*	110,579
		219,564
Hotels, Restaurants & Leisure — 1.2%
26,355	Bwin.Party Digital Entertainment PLC	48,057
1,666	Starbucks Corp.	136,695
		184,752
Household Durables — 0.3%
2,600	Sony Corp.	52,942
Household Products — 1.1%
2,447	Colgate-Palmolive Co.	169,308
Information Technology Services — 2.6%
1,677	Amdocs, Ltd. (U.S. Shares)	78,241
2,357	MasterCard, Inc. - Class A	203,079
492	Visa, Inc. - Class A	129,002
		410,322
Insurance — 4.0%
50,000	AIA Group, Ltd.	275,353
1,841	Aon PLC	174,582
7,902	Prudential PLC	181,820
		631,755
Internet & Catalog Retail — 0.8%
185	Amazon.com, Inc.*	57,415
63	Priceline Group, Inc.*	71,833
		129,248
Internet Software & Services — 2.3%
840	Alibaba Group Holding, Ltd. (ADR)*	87,310
1,034	Facebook, Inc. - Class A*	80,673
175	Google, Inc. - Class A*	92,865
201	Google, Inc. - Class C*	105,806
38	Youku Tudou, Inc. (ADR)*	677
		367,331
Leisure Products — 0.6%
3,086	Mattel, Inc.	95,496
Machinery — 1.4%
1,651	Colfax Corp.*	85,142
869	Dover Corp.	62,325
2,322	Rexnord Corp.*	65,503
		212,970
Media — 3.8%
861	CBS Corp. - Class B	47,648
2,172	Comcast Corp. - Class A	125,998
918	Liberty Global PLC - Class A*	46,088
1,628	Liberty Global PLC - Class C*	78,649
380	Time Warner Cable, Inc.	57,783
3,322	Twenty-First Century Fox, Inc. - Class A	127,581
1,203	Walt Disney Co.	113,310
		597,057
Metals & Mining — 0.6%
3,520	ThyssenKrupp AG	90,525
Oil, Gas & Consumable Fuels — 7.7%
2,256	Anadarko Petroleum Corp.	186,120
4,121	Encana Corp. (U.S. Shares)	57,158
8,400	Inpex Corp.	93,216
1,725	Keyera Corp.	120,401
2,207	Koninklijke Vopak NV	114,318
3,230	MEG Energy Corp.*	54,366
2,034	Noble Energy, Inc.	96,473
2,331	Phillips 66	167,133
3,502	Royal Dutch Shell PLC (ADR)	234,459
1,631	Valero Energy Corp.	80,735
		1,204,379
Pharmaceuticals — 4.6%
2,071	Endo International PLC*	149,361
680	Jazz Pharmaceuticals PLC*	111,336
6,705	Meda AB - Class A	96,296
423	Roche Holding AG	114,685
1,975	Teva Pharmaceutical Industries, Ltd. (ADR)	113,582
941	Valeant Pharmaceuticals International, Inc.	134,754
		720,014
Professional Services — 1.0%
520	IHS, Inc. - Class A*	59,218
1,420	Verisk Analytics, Inc. - Class A*	90,951
		150,169
Real Estate Investment Trusts (REITs) — 1.9%
1,038	American Tower Corp.	102,606
4,895	Lexington Realty Trust	53,747
1,324	Outfront Media, Inc.	35,536
554	Simon Property Group, Inc.	100,889
		292,778
Real Estate Management & Development — 2.3%
2,947	Brookfield Asset Management, Inc. - Class A (U.S. Shares)	147,733
848	Jones Lang LaSalle, Inc.	127,141
4,000	Mitsubishi Estate Co., Ltd.	84,671
		359,545
Road & Rail — 3.3%
1,397	Canadian National Railway Co.	96,244
1,770	Canadian Pacific Railway, Ltd.	340,971
638	Kansas City Southern	77,855
		515,070
Semiconductor & Semiconductor Equipment — 2.9%
13,137	ARM Holdings PLC	202,262
7,525	Atmel Corp.*	63,172
2,877	Freescale Semiconductor, Ltd.*	72,587
27,000	Taiwan Semiconductor Manufacturing Co., Ltd.	119,151
		457,172
Software — 1.5%
393	NetSuite, Inc.*	42,904
600	Nintendo Co., Ltd.	62,543
1,405	Oracle Corp.	63,183
1,465	Solera Holdings, Inc.	74,979
		243,609
Specialty Retail — 3.1%
50,800	Chow Tai Fook Jewellery Group, Ltd.	68,013
37,500	L'Occitane International SA	94,375
2,288	Lowe's Cos., Inc.	157,414
990	Tiffany & Co.	105,791
850	Williams-Sonoma, Inc.	64,328
		489,921
Technology Hardware, Storage & Peripherals — 3.7%
3,290	Apple, Inc.†	363,150
2,355	EMC Corp.	70,038
127	Samsung Electronics Co., Ltd.	152,681
		585,869
Textiles, Apparel & Luxury Goods — 2.4%
758	Cie Financiere Richemont SA	67,162
1,372	Gildan Activewear, Inc.	77,587
1,042	NIKE, Inc. - Class B	100,188
7,300	Prada SpA	41,306
33,598	Samsonite International SA	99,470
		385,713
Tobacco — 0.2%
793	Imperial Tobacco Group PLC	34,724
Trading Companies & Distributors — 2.5%
4,528	Brenntag AG	254,757
1,051	MSC Industrial Direct Co., Inc. - Class A	85,394
1,923	NOW, Inc.*	49,479
		389,630
Wireless Telecommunication Services — 1.6%
3,458	T-Mobile U.S., Inc.	93,159
81,500	Tower Bersama Infrastructure Tbk PT	63,909
26,068	Vodafone Group PLC	89,310
		246,378
Total Common Stocks (cost $12,932,094)		14,729,424
Preferred Stocks — 0.9%
Automobiles — 0.9%
667	Volkswagen AG (cost $166,439)	148,972
U.S. Treasury Notes/Bonds — 0.2%
$ 15,000	0.8750%, 11/30/16	15,065
15,000	1.3750%, 11/30/18	14,971
Total U.S. Treasury Notes/Bonds (cost $29,937)		30,036
Investment Companies — 5.2%
Money Markets — 5.2%
812,100	Janus Cash Liquidity Fund LLC, 0.1008%∞,£ (cost $812,100)	812,100
Capital Protection Agreement — 0%
1	Janus Preservation Series - Global with BNP Paribas Prime Brokerage, Inc. exercise price at 12/31/14 $9.29 - $9.56*,§ (cost $0)	0
Total Investments (total cost $13,940,570) – 100%		$ 15,720,532

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States	$ 9,677,483	61.6%
United Kingdom	1,307,314	8.3
Canada	1,138,199	7.2
Japan	828,969	5.3
Switzerland	608,776	3.9
Germany	581,747	3.7
Hong Kong	442,836	2.8
Netherlands	247,740	1.6
France	212,556	1.3
South Korea	152,681	1.0
Taiwan	119,151	0.7
Israel	113,582	0.7
Sweden	96,296	0.6
China	87,987	0.6
Indonesia	63,909	0.4
Italy	41,306	0.3
Total	$ 15,720,532	100.0%

Schedule of OTC Purchased Options – Zero Strike Calls December 31, 2014

Counterparty/Reference Asset	Premium to be Paid	Value	Unrealized Appreciation/(Depreciation)
BNP Paribas: BNP IVIX Index expires June 2015 128,248 contracts exercise price $0.00	$ (306,166)	$ 299,406	$ (6,760)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2014, is noted below.

Fund	Aggregate Value
Janus Preservation Series - Global	$ 481,596

∞ Rate shown is the 7-day yield as of December 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Preservation Series - Global
Capital Protection Agreement	12/15/11	$ 0	$ 0	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2014. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Cash Liquidity Fund LLC	470,750	3,990,350	(3,649,000)	812,100	$ -	$ 422	$ 812,100

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Air Freight & Logistics	$—	$160,486	$—
Auto Components	—	235,578	—
Beverages	197,819	299,033	—
Biotechnology	844,100	85,621	—
Capital Markets	289,630	87,493	—
Chemicals	300,471	93,237	—
Commercial Banks	377,007	543,131	—
Electronic Equipment, Instruments & Components	83,933	132,903	—
Hotels, Restaurants & Leisure	136,695	48,057	—
Household Durables	—	52,942	—
Insurance	174,582	457,173	—
Metals & Mining	—	90,525	—
Oil, Gas & Consumable Fuels	996,845	207,534	—
Pharmaceuticals	509,033	210,981	—
Real Estate Management & Development	274,874	84,671	—
Semiconductor & Semiconductor Equipment	135,759	321,413	—
Software	181,066	62,543	—
Specialty Retail	327,533	162,388	—
Technology Hardware, Storage & Peripherals	433,188	152,681	—
Textiles, Apparel & Luxury Goods	177,775	207,938	—
Tobacco	—	34,724	—
Trading Companies & Distributors	134,873	254,757	—
Wireless Telecommunication Services	93,159	153,219	—
All Other	4,922,054	—	—

Preferred Stocks	—	148,972	—

U.S. Treasury Notes/Bonds	—	30,036	—

Investment Companies	—	812,100	—

Total Investments in Securities	$10,590,396	$5,130,136	$—

Other Financial Instruments(a):
Capital Protection Agreement	$—	$—	$0

Total Assets	$10,590,396	$5,130,136	$0

Liabilities
Other Financial Instruments(a):
OTC Purchased Options – Zero Strike Calls	$—	$6,760	$—

(a)	Other financial instruments include the capital protection agreement, forward currency, futures, written options, zero strike options, and swap contracts. Forward currency contracts and zero strike options are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. The capital protection agreement, written options, and swap contracts are reported at their market value at measurement date.

Janus Preservation Series - Growth

Schedule of Investments (unaudited)

As of December 31, 2014

Shares/Principal/Contract Amounts		Value
Common Stocks — 94.5%
Aerospace & Defense — 3.5%
8,739	Honeywell International, Inc.	$ 873,201
5,415	Precision Castparts Corp.	1,304,365
		2,177,566
Auto Components — 0.6%
5,116	Delphi Automotive PLC	372,036
Beverages — 1.0%
8,942	Diageo PLC	256,435
1,746	Pernod Ricard SA	193,568
3,391	SABMiller PLC	175,471
		625,474
Biotechnology — 7.2%
6,785	Amgen, Inc.	1,080,783
3,767	Biogen Idec, Inc.*	1,278,708
8,297	Celgene Corp.*	928,102
3,257	Medivation, Inc.*	324,430
7,085	Pharmacyclics, Inc.*	866,212
		4,478,235
Chemicals — 4.1%
9,137	Air Products & Chemicals, Inc.	1,317,830
3,326	Monsanto Co.	397,357
3,567	PPG Industries, Inc.	824,512
		2,539,699
Communications Equipment — 2.6%
10,168	Motorola Solutions, Inc.	682,069
12,526	QUALCOMM, Inc.	931,058
		1,613,127
Electrical Equipment — 2.0%
24,214	Sensata Technologies Holding NV*	1,269,056
Electronic Equipment, Instruments & Components — 0.6%
6,522	Amphenol Corp. - Class A	350,949
Food & Staples Retailing — 1.9%
5,222	Kroger Co.	335,304
9,514	Sysco Corp.	377,611
9,248	Whole Foods Market, Inc.	466,284
		1,179,199
Food Products — 0.8%
4,900	Hershey Co.	509,257
Health Care Equipment & Supplies — 2.1%
24,176	Boston Scientific Corp.*	320,332
8,797	Zimmer Holdings, Inc.	997,756
		1,318,088
Health Care Providers & Services — 1.0%
11,846	Catamaran Corp. (U.S. Shares)*	613,030
Health Care Technology — 1.2%
4,962	athenahealth, Inc.*	722,963
Hotels, Restaurants & Leisure — 3.5%
638	Chipotle Mexican Grill, Inc.*	436,718
22,059	Dunkin' Brands Group, Inc.	940,816
9,701	Starbucks Corp.	795,967
		2,173,501
Household Products — 0.6%
4,933	Colgate-Palmolive Co.	341,314
Information Technology Services — 3.8%
13,959	MasterCard, Inc. - Class A	1,202,707
4,320	Visa, Inc. - Class A	1,132,704
		2,335,411
Insurance — 1.3%
8,561	Aon PLC	811,840
Internet & Catalog Retail — 2.0%
2,243	Amazon.com, Inc.*	696,115
3,063	Ctrip.com International, Ltd. (ADR)*	139,366
351	Priceline Group, Inc.*	400,214
		1,235,695
Internet Software & Services — 7.2%
3,480	Alibaba Group Holding, Ltd. (ADR)*	361,711
2,893	CoStar Group, Inc.*	531,241
14,332	Facebook, Inc. - Class A*	1,118,183
1,804	Google, Inc. - Class A*,†	957,311
2,477	Google, Inc. - Class C*	1,303,893
927	LinkedIn Corp. - Class A*	212,941
		4,485,280
Machinery — 1.7%
20,676	Colfax Corp.*	1,066,261
Media — 5.6%
31,752	Comcast Corp. - Class A	1,841,934
29,818	Twenty-First Century Fox, Inc. - Class A	1,145,160
5,411	Walt Disney Co.	509,662
		3,496,756
Oil, Gas & Consumable Fuels — 1.7%
8,200	Antero Resources Corp.*	332,756
1,045	EOG Resources, Inc.	96,213
8,870	Noble Energy, Inc.	420,704
6,464	Southwestern Energy Co.*	176,403
		1,026,076
Personal Products — 0.4%
3,638	Estee Lauder Cos., Inc. - Class A	277,216
Pharmaceuticals — 8.5%
15,359	Bristol-Myers Squibb Co.	906,642
23,512	Endo International PLC*	1,695,686
6,014	Jazz Pharmaceuticals PLC*	984,672
3,679	Mallinckrodt PLC*	364,331
1,925	Perrigo Co. PLC	321,783
4,227	Salix Pharmaceuticals, Ltd.*	485,851
3,771	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	539,668
		5,298,633
Professional Services — 0.9%
8,438	Verisk Analytics, Inc. - Class A*	540,454
Real Estate Investment Trusts (REITs) — 1.8%
10,975	American Tower Corp.	1,084,879
Real Estate Management & Development — 0.7%
12,817	CBRE Group, Inc. - Class A*	438,982
Road & Rail — 2.4%
3,924	Canadian Pacific Railway, Ltd.	755,915
6,357	Union Pacific Corp.	757,309
		1,513,224
Semiconductor & Semiconductor Equipment — 5.0%
109,600	ARM Holdings PLC	1,687,442
44,870	Atmel Corp.*	376,684
29,319	Freescale Semiconductor, Ltd.*	739,718
12,049	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	269,657
		3,073,501
Software — 6.6%
3,106	ANSYS, Inc.*	254,692
85,930	Cadence Design Systems, Inc.*	1,630,092
10,579	NetSuite, Inc.*	1,154,909
18,334	Salesforce.com, Inc.*	1,087,390
		4,127,083
Specialty Retail — 4.8%
540	AutoZone, Inc.*	334,319
12,119	Home Depot, Inc.	1,272,131
28,251	Sally Beauty Holdings, Inc.*	868,436
7,296	TJX Cos., Inc.	500,360
		2,975,246
Technology Hardware, Storage & Peripherals — 5.9%
32,956	Apple, Inc.†	3,637,683
Textiles, Apparel & Luxury Goods — 0.4%
4,344	Gildan Activewear, Inc.	245,653
Trading Companies & Distributors — 0.6%
4,929	MSC Industrial Direct Co., Inc. - Class A	400,481
Wireless Telecommunication Services — 0.5%
12,490	T-Mobile U.S., Inc.	336,481
Total Common Stocks (cost $49,532,832)		58,690,329
U.S. Treasury Notes/Bonds — 1.2%
$350,000	1.0000%, 9/30/16	352,570
420,000	0.8750%, 11/30/16	421,838
Total U.S. Treasury Notes/Bonds (cost $770,569)		774,408
Investment Companies — 4.3%
Money Markets — 4.3%
2,642,606	Janus Cash Liquidity Fund LLC, 0.1008%∞,£ (cost $2,642,606)	2,642,606
Capital Protection Agreement — 0%
1	Janus Preservation Series - Growth with BNP Paribas Prime Brokerage, Inc. exercise price at 12/31/14 $8.02 - $8.33*,§ (cost $0)	0
Total Investments (total cost $52,946,007) – 100%		$ 62,107,343

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States	$ 56,869,427	91.6%
Canada	2,154,266	3.5
United Kingdom	2,119,348	3.4
China	501,077	0.8
Taiwan	269,657	0.4
France	193,568	0.3
Total	$ 62,107,343	100.0%

Schedule of OTC Purchased Options – Zero Strike Calls December 31, 2014
Counterparty/Reference Asset	Premium to be Paid	Value	Unrealized Appreciation/(Depreciation)
BNP Paribas: BNP IVIX Index expires June 2015 504,583 contracts exercise price $0.00	$ (1,204,591)	$ 1,177,995	$ (26,596)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2014, is noted below.

Fund	Aggregate Value
Janus Preservation Series - Growth	$ 1,037,973

∞ Rate shown is the 7-day yield as of December 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Preservation Series - Growth
Capital Protection Agreement	5/4/11	$ 0	$ 0	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Cash Liquidity Fund LLC	-	12,719,606	(10,077,000)	2,642,606	$ -	$ 880	$ 2,642,606

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Beverages	$—	$625,474	$—
Semiconductor & Semiconductor Equipment	1,386,059	1,687,442	—
All Other	54,991,354	—	—

U.S. Treasury Notes/Bonds	—	774,408	—

Investment Companies	—	2,642,606	—

Total Investments in Securities	$56,377,413	$5,729,930	$—

Other Financial Instruments(a):
Capital Protection Agreement	$—	$—	$0

Total Assets	$56,377,413	$5,729,930	$0

Liabilities
Other Financial Instruments(a):
OTC Purchased Options – Zero Strike Calls	$—	$26,596	$—

(a)	Other financial instruments include the capital protection agreement, forward currency, futures, written options, zero strike options, and swap contracts. Forward currency contracts and zero strike options are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. The capital protection agreement, written options, and swap contracts are reported at their market value at measurement date.

Janus Research Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares		Value
Common Stocks — 99.3%
Aerospace & Defense — 1.2%
225,220	Precision Castparts Corp.	$ 54,250,994
Airlines — 1.0%
700,985	United Continental Holdings, Inc.*	46,888,887
Auto Components — 0.4%
272,996	Delphi Automotive PLC	19,852,269
Beverages — 1.7%
189,583	Brown-Forman Corp. - Class B	16,652,971
622,045	PepsiCo, Inc.	58,820,575
		75,473,546
Biotechnology — 7.8%
532,091	Amgen, Inc.	84,756,775
259,007	Biogen Idec, Inc.*	87,919,926
723,261	Celgene Corp.*	80,903,976
1,738,495	Ironwood Pharmaceuticals, Inc.*	26,633,743
689,215	NPS Pharmaceuticals, Inc.*	24,653,221
367,678	Pharmacyclics, Inc.*	44,952,312
		349,819,953
Building Products — 0.6%
472,953	AO Smith Corp	26,679,279
Capital Markets — 2.0%
56,928	BlackRock, Inc.	20,355,176
1,013,023	Blackstone Group LP	34,270,568
885,204	E*TRADE Financial Corp.*	21,470,623
360,394	LPL Financial Holdings, Inc.	16,055,553
		92,151,920
Chemicals — 3.7%
409,566	Air Products & Chemicals, Inc.	59,071,704
376,022	LyondellBasell Industries NV - Class A	29,852,387
287,716	Monsanto Co.	34,373,430
183,399	PPG Industries, Inc.	42,392,679
		165,690,200
Commercial Banks — 0.4%
366,039	PacWest Bancorp	16,640,133
Commercial Services & Supplies — 0.7%
684,352	Tyco International PLC	30,015,679
Communications Equipment — 2.7%
1,143,912	CommScope Holding Co., Inc.*	26,115,511
513,393	Motorola Solutions, Inc.	34,438,402
835,130	QUALCOMM, Inc.	62,075,213
		122,629,126
Consumer Finance — 0.6%
273,077	American Express Co.	25,407,084
Containers & Packaging — 1.0%
876,977	Crown Holdings, Inc.*	44,638,129
Diversified Financial Services — 0.3%
69,144	Intercontinental Exchange, Inc.	15,162,588
Electric Utilities — 0.4%
453,138	Brookfield Infrastructure Partners LP	18,972,888
Electrical Equipment — 1.2%
1,068,811	Sensata Technologies Holding NV*	56,016,385
Electronic Equipment, Instruments & Components — 2.9%
988,730	Amphenol Corp. - Class A	53,203,561
791,244	National Instruments Corp.	24,599,776
840,298	TE Connectivity, Ltd. (U.S. Shares)	53,148,849
		130,952,186
Energy Equipment & Services — 0.4%
154,920	Core Laboratories NV	18,643,073
Food & Staples Retailing — 2.5%
812,841	Kroger Co.	52,192,521
1,010,201	Sysco Corp.	40,094,878
395,163	Whole Foods Market, Inc.	19,924,118
		112,211,517
Food Products — 1.1%
461,202	Hershey Co.	47,932,724
Health Care Equipment & Supplies — 1.6%
2,466,712	Boston Scientific Corp.*	32,683,934
338,048	Zimmer Holdings, Inc.	38,341,404
		71,025,338
Health Care Providers & Services — 0.7%
361,929	Express Scripts Holding Co.*	30,644,528
Health Care Technology — 0.7%
231,412	athenahealth, Inc.*	33,716,728
Hotels, Restaurants & Leisure — 2.7%
348,535	Dunkin' Brands Group, Inc.	14,865,018
398,553	Las Vegas Sands Corp.	23,179,842
329,543	Marriott International, Inc. - Class A	25,714,240
685,736	Starbucks Corp.	56,264,639
		120,023,739
Household Products — 1.5%
1,000,482	Colgate-Palmolive Co.	69,223,350
Industrial Conglomerates — 1.2%
347,994	Danaher Corp.	29,826,566
152,536	Roper Industries, Inc.	23,849,003
		53,675,569
Information Technology Services — 3.9%
900,941	Amdocs, Ltd. (U.S. Shares)	42,033,402
772,718	MasterCard, Inc. - Class A	66,577,383
262,333	Visa, Inc. - Class A	68,783,713
		177,394,498
Insurance — 0.7%
330,633	Aon PLC	31,353,927
Internet & Catalog Retail — 2.3%
180,130	Amazon.com, Inc.*	55,903,345
41,413	Priceline Group, Inc.*	47,219,517
		103,122,862
Internet Software & Services — 4.9%
845,409	Facebook, Inc. - Class A*	65,958,810
291,337	Google, Inc. - Class C*	153,359,797
		219,318,607
Leisure Products — 0.6%
838,669	Mattel, Inc.	25,952,612
Machinery — 2.5%
801,803	Colfax Corp.*	41,348,981
414,592	Dover Corp.	29,734,538
1,415,461	Rexnord Corp.*	39,930,155
		111,013,674
Media — 6.1%
490,125	CBS Corp. - Class B	27,123,517
1,558,662	Comcast Corp. - Class A	90,417,983
166,569	Time Warner Cable, Inc.	25,328,482
2,015,657	Twenty-First Century Fox, Inc. - Class A	77,411,307
589,373	Walt Disney Co.	55,513,043
		275,794,332
Oil, Gas & Consumable Fuels — 3.5%
315,029	Anadarko Petroleum Corp.	25,989,893
862,227	Enterprise Products Partners LP	31,143,639
540,358	MarkWest Energy Partners LP	36,306,654
368,814	Noble Energy, Inc.	17,492,848
322,016	Phillips 66	23,088,547
438,387	Valero Energy Corp.	21,700,157
		155,721,738
Personal Products — 0.6%
362,404	Estee Lauder Cos., Inc. - Class A	27,615,185
Pharmaceuticals — 4.4%
897,944	Bristol-Myers Squibb Co.	53,005,634
672,882	Endo International PLC*	48,528,250
251,743	Jazz Pharmaceuticals PLC*	41,217,881
137,508	Johnson & Johnson	14,379,212
407,394	Mallinckrodt PLC*	40,344,228
		197,475,205
Professional Services — 0.5%
202,702	IHS, Inc. - Class A*	23,083,704
Real Estate Investment Trusts (REITs) — 2.5%
786,848	American Tower Corp.	77,779,925
794,634	Lexington Realty Trust	8,725,081
349,206	Outfront Media, Inc.	9,372,689
101,970	Simon Property Group, Inc.	18,569,757
		114,447,452
Real Estate Management & Development — 0.4%
126,959	Jones Lang LaSalle, Inc.	19,034,963
Road & Rail — 2.1%
282,154	Kansas City Southern	34,431,252
507,759	Union Pacific Corp.	60,489,330
		94,920,582
Semiconductor & Semiconductor Equipment — 2.1%
3,527,581	Atmel Corp.*	29,614,042
900,143	Freescale Semiconductor, Ltd.*	22,710,608
249,356	KLA-Tencor Corp.	17,534,714
629,095	Xilinx, Inc.	27,233,523
		97,092,887
Software — 3.9%
338,549	ANSYS, Inc.*	27,761,018
1,922,870	Cadence Design Systems, Inc.*	36,476,844
80,991	NetSuite, Inc.*	8,841,787
962,953	Oracle Corp.	43,303,996
318,071	Salesforce.com, Inc.*	18,864,791
547,060	Solera Holdings, Inc.	27,998,531
98,447	Tyler Technologies, Inc.*	10,774,040
		174,021,007
Specialty Retail — 6.3%
66,771	AutoZone, Inc.*	41,338,594
1,206,386	Lowe's Cos., Inc.	82,999,357
230,557	Tiffany & Co.	24,637,321
717,771	TJX Cos., Inc.	49,224,735
454,615	Tractor Supply Co.	35,832,754
180,091	Ulta Salon Cosmetics & Fragrance, Inc.	23,022,833
347,419	Williams-Sonoma, Inc.	26,292,670
		283,348,264
Technology Hardware, Storage & Peripherals — 6.8%
2,605,011	Apple, Inc.	287,541,114
587,926	EMC Corp.	17,484,919
		305,026,033
Textiles, Apparel & Luxury Goods — 1.6%
300,832	Carter's, Inc.	26,265,642
479,716	NIKE, Inc. - Class B	46,124,693
		72,390,335
Tobacco — 0.9%
848,008	Altria Group, Inc.	41,781,354
Trading Companies & Distributors — 0.8%
390,942	MSC Industrial Direct Co., Inc. - Class A	31,764,037
256,690	NOW, Inc.*	6,604,634
		38,368,671
Wireless Telecommunication Services — 0.9%
1,488,029	T-Mobile U.S., Inc.	40,087,501
Total Common Stocks (cost $3,222,699,651)		4,476,703,205
Investment Companies — 0.7% Money Markets — 0.7%
31,191,709	Janus Cash Liquidity Fund LLC, 0.1008%∞,£ (cost $31,191,709)	31,191,709
Total Investments (total cost $3,253,891,360) – 100%		$ 4,507,894,914

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

∞ Rate shown is the 7-day yield as of December 31, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Research Fund
Janus Cash Liquidity Fund LLC	51,003,813	153,802,896	(173,615,000)	31,191,709	$ -	$ 11,978	$ 31,191,709

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$4,476,703,205	$—	$—

Investment Companies	—	31,191,709	—

Total Assets	$4,476,703,205	$31,191,709	$—

Janus Triton Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares	Value
Common Stocks — 90.7%
Aerospace & Defense — 2.1%
649,681	Aerovironment, Inc.*	$ 17,703,807
2,400,090	HEICO Corp. - Class A£	113,668,263
		131,372,070
Biotechnology — 3.7%
1,010,393	ACADIA Pharmaceuticals, Inc.*,#	32,079,978
3,030,292	Dyax Corp.*	42,605,906
2,909,565	Ironwood Pharmaceuticals, Inc.*	44,574,536
155,535	Medivation, Inc.*	15,492,841
1,245,137	NPS Pharmaceuticals, Inc.*	44,538,550
107,150	Puma Biotechnology, Inc.*	20,280,280
398,711	Synageva BioPharma Corp.*,#	36,996,394
		236,568,485
Building Products — 0.7%
804,566	AO Smith Corp	45,385,568
Capital Markets — 2.5%
1,290,022	Eaton Vance Corp.	52,800,600
1,020,285	Financial Engines, Inc.#	37,291,417
1,574,496	LPL Financial Holdings, Inc.	70,143,797
		160,235,814
Chemicals — 1.8%
1,886,499	Sensient Technologies Corp.	113,831,350
Commercial Banks — 1.7%
1,069,527	PacWest Bancorp	48,620,697
538,768	SVB Financial Group*	62,534,802
		111,155,499
Commercial Services & Supplies — 1.8%
846,774	Clean Harbors, Inc.*,#	40,687,491
1,425,966	Healthcare Services Group, Inc.#	44,105,128
925,216	Rollins, Inc.	30,624,650
		115,417,269
Containers & Packaging — 0.8%
980,536	Crown Holdings, Inc.*	49,909,282
Diversified Consumer Services — 1.0%
2,298,905	ServiceMaster Global Holdings, Inc.*	61,541,687
Diversified Financial Services — 1.8%
782,934	MarketAxess Holdings, Inc.	56,144,197
1,253,120	MSCI, Inc.	59,448,013
		115,592,210
Electrical Equipment — 3.2%
1,400,137	EnerSys	86,416,455
1,249,106	Enphase Energy, Inc.*,#	17,849,725
6,254,828	GrafTech International, Ltd.*	31,649,430
548,738	Polypore International, Inc.*,#	25,818,123
803,425	Sensata Technologies Holding NV*	42,107,504
		203,841,237
Electronic Equipment, Instruments & Components — 4.1%
1,173,119	Belden, Inc.#	92,453,508
730,694	FEI Co.	66,018,203
954,392	National Instruments Corp.	29,672,047
988,588	OSI Systems, Inc.*	69,962,373
		258,106,131
Energy Equipment & Services — 0.6%
522,260	Dril-Quip, Inc.*	40,073,010
Food & Staples Retailing — 1.3%
473,627	Casey's General Stores, Inc.	42,777,991
201	Diplomat Pharmacy, Inc.*, §	42,118,374
		84,896,365
Health Care Equipment & Supplies — 3.5%
3,570,445	Endologix, Inc.*,£	54,592,104
197,555	IDEXX Laboratories, Inc.*	29,291,480
1,751,550	Masimo Corp.	46,135,827
2,673,309	Novadaq Technologies, Inc.*,#	44,430,396
1,649,345	Quidel Corp.*,#	47,699,057
		222,148,864
Health Care Providers & Services — 1.1%
1,072,118	Premier, Inc. - Class A*	35,948,117
554,333	Team Health Holdings, Inc.*	31,890,777
		67,838,894
Health Care Technology — 0.9%
392,220	athenahealth, Inc.*,#	57,146,454
Hotels, Restaurants & Leisure — 3.3%
651,577	Dunkin' Brands Group, Inc.	27,789,759
844,316	Popeyes Louisiana Kitchen, Inc.*	47,509,661
1,076,689	Six Flags Entertainment Corp.	46,459,130
9,542,784	Wendy's Co.	86,171,340
		207,929,890
Household Durables — 0.4%
364,659	Tupperware Brands Corp.#	22,973,517
Information Technology Services — 6.8%
2,411,377	Broadridge Financial Solutions, Inc.	111,357,390
2,072,096	Euronet Worldwide, Inc.*	113,758,070
770,207	Gartner, Inc.*	64,859,131
1,545,252	Jack Henry & Associates, Inc.	96,021,959
857,009	MAXIMUS, Inc.	46,998,374
		432,994,924
Internet & Catalog Retail — 0.2%
669,383	Wayfair, Inc. - Class A*,#,£	13,287,252
Internet Software & Services — 2.3%
990,294	ChannelAdvisor Corp.*,#	21,370,545
683,328	Cimpress NV*,#	51,140,267
221,317	CoStar Group, Inc.*	40,640,441
682,999	Envestnet, Inc.*	33,562,571
		146,713,824
Life Sciences Tools & Services — 2.4%
569,266	Bio-Techne Corp.	52,600,178
184,582	Genfit*	8,391,484
118,462	Mettler-Toledo International, Inc.*	35,830,017
1,347,700	PerkinElmer, Inc.	58,934,921
		155,756,600
Machinery — 6.5%
971,278	CLARCOR, Inc.	64,725,966
1,975,884	Kennametal, Inc.	70,716,888
798,712	Nordson Corp.	62,267,588
470,048	Photo Labs, Inc.*,#	31,568,424
3,555,793	Rexnord Corp.*	100,308,921
396,613	Tennant Co.	28,623,560
612,415	Wabtec Corp.	53,212,739
		411,424,086
Media — 2.5%
1,691,856	AMC Entertainment Holdings, Inc. - Class A£	44,292,790
668,957	Lamar Advertising Co. - Class A	35,882,853
1,090,655	Markit, Ltd.*,#	28,826,012
3,597,437	National CineMedia, Inc.£	51,695,170
		160,696,825
Metals & Mining — 0.4%
401,524	Reliance Steel & Aluminum Co.	24,601,375
Oil, Gas & Consumable Fuels — 1.1%
798,243	DCP Midstream Partners LP#	36,264,179
349,773	Targa Resources Corp.	37,093,427
		73,357,606
Personal Products — 1.0%
2,665,784	IGI Laboratories, Inc.*,#,£	23,458,899
1,519,388	Ontex Group NV*	43,563,532
		67,022,431
Pharmaceuticals — 3.0%
627,225	Akorn, Inc.*,#	22,705,545
1,557,108	Catalent, Inc.*	43,412,171
561,617	Mallinckrodt PLC*	55,616,931
473,303	Pacira Pharmaceuticals, Inc.*,#	41,963,044
930,000	Relypsa, Inc.*,#	28,644,000
		192,341,691
Professional Services — 0.8%
743,160	Corporate Executive Board Co.	53,901,395
Real Estate Management & Development — 0.7%
307,809	Jones Lang LaSalle, Inc.	46,149,803
Road & Rail — 2.5%
431,370	Genesee & Wyoming, Inc. - Class A*	38,788,790
919,922	Landstar System, Inc.	66,721,943
662,751	Old Dominion Freight Line, Inc.*	51,455,988
		156,966,721
Semiconductor & Semiconductor Equipment — 2.5%
9,694,476	Atmel Corp.*	81,385,126
7,714,737	ON Semiconductor Corp.*	78,150,286
		159,535,412
Software — 12.6%
2,730,609	ACI Worldwide, Inc.*	55,076,384
1,723,246	Advent Software, Inc.	52,800,257
2,711,067	Blackbaud, Inc.£	117,280,758
5,721,666	Cadence Design Systems, Inc.*,#	108,540,004
342,522	FactSet Research Systems, Inc.#	48,209,972
938,558	Guidewire Software, Inc.*	47,519,192
1,007,935	Informatica Corp.*	38,437,601
2,843,464	RealPage, Inc.*,#	62,442,469
1,406,878	Solera Holdings, Inc.	72,004,016
3,405,653	SS&C Technologies Holdings, Inc.	199,196,644
		801,507,297
Specialty Retail — 2.8%
1,325,312	Hibbett Sports, Inc.*,#,£	64,184,860
3,698,348	Sally Beauty Holdings, Inc.*	113,687,218
		177,872,078
Textiles, Apparel & Luxury Goods — 4.2%
1,478,171	Carter's, Inc.	129,059,110
1,261,102	Tumi Holdings, Inc.*	29,925,951
3,581,822	Wolverine World Wide, Inc.	105,556,294
		264,541,355
Trading Companies & Distributors — 2.1%
754,514	MSC Industrial Direct Co., Inc. - Class A	61,304,263
929,753	WESCO International, Inc.*,#	70,856,476
		132,160,739
Total Common Stocks (cost $4,270,128,844)		5,776,795,010
Investment Companies — 4.2% Exchange-Traded Funds (ETFs) — 1.2%
631,706	iShares Russell 2000® Index Fund#	75,596,257
Money Markets — 3.0%
188,291,240	Janus Cash Liquidity Fund LLC, 0.1008%∞,£	188,291,240
Total Investment Companies (cost $257,972,633)		263,887,497
Investments Purchased with Cash Collateral From Securities Lending — 5.1%
327,205,166	Janus Cash Collateral Fund LLC, 0.0984%∞,£ (cost $327,205,166)	327,205,166
Total Investments (total cost $4,855,306,643) – 100%		$ 6,367,887,673

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 6,271,502,261	98.5%
Canada	44,430,396	0.7
Belgium	43,563,532	0.7
France	8,391,484	0.1
Total	$ 6,367,887,673	100.0%

††	Includes Cash Equivalents of 5.1%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

* Non-income-producing security.

∞ Rate shown is the 7-day yield as of December 31, 2014.

# Loaned security; a portion or all of the security is on loan at December 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Triton Fund
Diplomat Pharmacy, Inc.	3/31/2014	$ 28,628,678	$ 42,118,374	0.7%

The Fund has registration rights for certain restricted securities held as of December 31, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Triton Fund
AMC Entertainment Holdings, Inc. - Class A	1,465,608	226,248	-	1,691,856	$ -	$ 338,371	$ 44,292,790
Blackbaud, Inc.	2,711,067	-	-	2,711,067	-	325,328	117,280,758
Endologix, Inc.	3,570,445	-	-	3,570,445	-	-	54,592,104
HEICO Corp. – Class A	2,400,090	-	-	2,400,090	-	168,006	113,668,263
Hibbett Sports, Inc.	1,325,312	-	-	1,325,312	-	-	64,184,860
IGI Laboratories, Inc.	2,665,784	-	-	2,665,784	-	-	23,458,899
Janus Cash Collateral Fund LLC	427,977,561	323,422,487	(424,194,882)	327,205,166	-	191,593(1)	327,205,166
Janus Cash Liquidity Fund LLC	230,115,675	322,066,565	(363,891,000)	188,291,240	-	42,052	188,291,240
National CineMedia, Inc.	3,597,437	-	-	3,597,437	-	791,436	51,695,170
Wayfair, Inc. - Class A	-	669,383	-	669,383	-	-	13,287,252
					$ -	$ 1,856,786	$997,956,502

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Food & Staples Retailing	$42,777,991	$42,118,374	$—
Life Sciences Tools & Services	147,365,116	8,391,484	—
Personal Products	23,458,899	43,563,532	—
All Other	5,469,119,614	—	—

Investment Companies	75,596,257	188,291,240	—

Investments Purchased with Cash Collateral From Securities Lending	—	327,205,166	—

Total Assets	$5,758,317,877	$609,569,796	$—

Janus Twenty Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares	Value
Common Stocks — 99.8%
Aerospace & Defense — 2.9%
1,127,476	Precision Castparts Corp.	$ 271,586,419
Airlines — 3.6%
5,108,714	United Continental Holdings, Inc.*	341,721,879
Automobiles — 2.7%
7,375,967	General Motors Co.	257,495,008
Beverages — 2.6%
8,536,636	Diageo PLC	244,810,394
Biotechnology — 9.3%
797,549	Biogen Idec, Inc.*	270,728,008
4,459,022	Celgene Corp.*	498,786,201
916,633	Pharmacyclics, Inc.*	112,067,551
		881,581,760
Capital Markets — 4.0%
11,144,356	Blackstone Group LP	377,013,563
Chemicals — 5.4%
3,941,213	EI du Pont de Nemours & Co.	291,413,289
2,761,369	LyondellBasell Industries NV - Class A	219,225,085
		510,638,374
Communications Equipment — 3.6%
4,551,884	QUALCOMM, Inc.	338,341,538
Consumer Finance — 3.3%
3,351,522	American Express Co.	311,825,607
Electronic Equipment, Instruments & Components — 0.1%
181,000	TE Connectivity, Ltd. (U.S. Shares)	11,448,250
Hotels, Restaurants & Leisure — 8.4%
5,802,100	Las Vegas Sands Corp.	337,450,136
3,114,702	Starbucks Corp.	255,561,299
2,421,190	Starwood Hotels & Resorts Worldwide, Inc.	196,285,873
		789,297,308
Household Products — 2.2%
2,991,146	Colgate-Palmolive Co.	206,957,392
Information Technology Services — 4.5%
4,979,074	MasterCard, Inc. - Class A	428,997,016
Internet & Catalog Retail — 5.6%
504,995	Amazon.com, Inc.*	156,725,198
330,408	Priceline Group, Inc.*	376,734,506
		533,459,704
Internet Software & Services — 9.9%
779,606	Google, Inc. - Class C*†	410,384,598
10,372,815	Yahoo!, Inc.*	523,930,886
		934,315,484
Media — 8.0%
2,923,452	CBS Corp. - Class B	161,783,834
5,877,822	Comcast Corp. - Class A	340,972,454
6,495,601	Twenty-First Century Fox, Inc. - Class A	249,463,556
		752,219,844
Oil, Gas & Consumable Fuels — 3.0%
2,532,606	Chevron Corp.	284,107,741
Pharmaceuticals — 5.8%
5,731,147	AbbVie, Inc.	375,046,259
2,844,490	Bristol-Myers Squibb Co.	167,910,245
		542,956,504
Road & Rail — 2.8%
2,212,341	Union Pacific Corp.	263,556,183
Semiconductor & Semiconductor Equipment — 2.4%
14,722,612	ARM Holdings PLC	226,674,813
Software — 6.2%
12,567,225	Microsoft Corp.	583,747,601
Textiles, Apparel & Luxury Goods — 3.5%
3,470,150	NIKE, Inc. - Class B	333,654,923
Total Common Stocks (cost $7,353,123,204)		9,426,407,305

Counterparty/Reference Asset
OTC Purchased Options - Calls — 0.2%
Goldman Sachs International:
Yahoo!, Inc.* expires March 2015 29,333 contracts exercise price $55.00	5,206,215
Morgan Stanley & Co. International PLC:
Facebook, Inc. - Class A* expires March 2015 25,000 contracts exercise price $80.00	9,597,470
Total OTC Purchased Options – Calls (premiums received $14,871,170)	14,803,685
Total Investments (total cost $7,367,994,374) – 100%	$ 9,441,210,990

Summary of Investments by Country – (Long Positions)

December 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States	$ 8,969,725,783	95.0%
United Kingdom	471,485,207	5.0
Total	$ 9,441,210,990	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2014 is noted below.

Fund	Aggregate Value
Janus Twenty Fund	$ 176,344,000

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Twenty Fund
Janus Cash Liquidity Fund LLC	-	533,851,911	(533,851,911)	-	$ -	$ 29,224	$ -

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Beverages	$—	$244,810,394	$—
Semiconductor & Semiconductor Equipment	—	226,674,813	—
All Other	8,954,922,098	—	—

OTC Purchased Options - Calls	—	14,803,685	—

Total Assets	$8,954,922,098	$486,288,892	$—

Janus Venture Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares	Value
Common Stocks — 85.4%
Aerospace & Defense — 1.9%
980,620	HEICO Corp. - Class A	$ 46,442,163
332,468	Sparton Corp.*	9,422,143
		55,864,306
Air Freight & Logistics — 0.9%
687,942	Hub Group, Inc. - Class A*	26,196,831
Biotechnology — 5.0%
443,497	ACADIA Pharmaceuticals, Inc.*,#	14,081,030
473,323	Achillion Pharmaceuticals, Inc.*,#	5,798,207
331,250	Chimerix, Inc.*,#	13,336,125
1,384,436	Dyax Corp.*	19,465,170
411,793	Insys Therapeutics, Inc.*,#	17,361,193
1,389,675	Ironwood Pharmaceuticals, Inc.*	21,289,821
96,558	Medivation, Inc.*	9,618,142
336,026	NPS Pharmaceuticals, Inc.*	12,019,650
232,837	OvaScience, Inc.*,#	10,296,052
44,362	Puma Biotechnology, Inc.*	8,396,396
137,671	Synageva BioPharma Corp.*,#	12,774,492
		144,436,278
Building Products — 1.0%
539,305	AO Smith Corp	30,422,195
Capital Markets — 3.5%
396,202	Artisan Partners Asset Management, Inc. - Class A	20,020,087
313,740	Financial Engines, Inc.#	11,467,197
907,603	FXCM, Inc. - Class A#	15,038,982
889,749	LPL Financial Holdings, Inc.	39,638,318
991,496	WisdomTree Investments, Inc.#	15,541,700
		101,706,284
Chemicals — 1.7%
808,580	Sensient Technologies Corp.	48,789,717
Commercial Banks — 0.5%
360,760	Bank of the Ozarks, Inc.	13,680,019
Commercial Services & Supplies — 1.4%
1,109,835	Heritage-Crystal Clean, Inc.*,£	13,684,266
1,048,149	SP Plus Corp.*	26,444,799
		40,129,065
Diversified Consumer Services — 0.9%
166,018	Ascent Capital Group, Inc. - Class A*	8,787,333
650,697	ServiceMaster Global Holdings, Inc.*	17,419,158
		26,206,491
Diversified Financial Services — 0.7%
449,188	MSCI, Inc.	21,309,479
Electrical Equipment — 2.3%
671,681	EnerSys	41,456,151
2,992,850	GrafTech International, Ltd.*	15,143,821
209,060	Polypore International, Inc.*	9,836,273
		66,436,245
Electronic Equipment, Instruments & Components — 3.6%
525,520	Belden, Inc.	41,416,231
1,617,865	CTS Corp.	28,846,533
530,969	National Instruments Corp.	16,507,826
250,187	OSI Systems, Inc.*	17,705,734
		104,476,324
Energy Equipment & Services — 0.6%
227,338	Dril-Quip, Inc.*	17,443,645
Food & Staples Retailing — 1.4%
256,414	Casey's General Stores, Inc.	23,159,312
81	Diplomat Pharmacy, Inc.*,§	16,961,412
		40,120,724
Health Care Equipment & Supplies — 3.9%
1,700,713	Endologix, Inc.*	26,003,902
110,941	HeartWare International, Inc.*	8,146,398
275,587	LDR Holding Corp.*	9,033,742
949,592	Masimo Corp.	25,012,253
1,466,048	Novadaq Technologies, Inc.*	24,365,718
698,858	Quidel Corp.*,#	20,210,973
		112,772,986
Health Care Providers & Services — 0.7%
543,546	Capital Senior Living Corp.*	13,539,731
189,754	ExamWorks Group, Inc.*	7,891,869
		21,431,600
Health Care Technology — 1.1%
159,632	athenahealth, Inc.*,#	23,258,382
392,011	HMS Holdings Corp.*	8,287,113
		31,545,495
Hotels, Restaurants & Leisure — 3.2%
87,100	Biglari Holdings, Inc.*	34,797,321
1,140,594	Diamond Resorts International, Inc.*	31,822,573
1,248,126	Domino's Pizza Group PLC	13,659,058
231,560	Popeyes Louisiana Kitchen, Inc.*	13,029,881
		93,308,833
Industrial Conglomerates — 0.3%
286,333	Raven Industries, Inc.	7,158,325
Information Technology Services — 4.8%
467,643	Blackhawk Network Holdings, Inc. - Class B*	17,625,464
897,128	Broadridge Financial Solutions, Inc.	41,429,371
709,338	Euronet Worldwide, Inc.*	38,942,656
379,601	MAXIMUS, Inc.	20,817,319
222,578	WEX, Inc.*	22,017,416
		140,832,226
Internet Software & Services — 5.5%
1,056,285	ChannelAdvisor Corp.*,#	22,794,630
232,504	Cimpress NV*,#	17,400,600
92,601	CoStar Group, Inc.*	17,004,322
154,806	Demandware, Inc.*,#	8,907,537
1,593,213	Endurance International Group Holdings, Inc.*,#	29,362,916
345,566	Envestnet, Inc.*	16,981,113
412,236	j2 Global, Inc.#	25,558,632
316,258	Textura Corp.*,#	9,003,865
118,282	Zillow, Inc. - Class A*,#	12,524,881
		159,538,496
Life Sciences Tools & Services — 0.7%
214,622	Bio-Techne Corp.	19,831,073
Machinery — 5.5%
133,126	CIRCOR International, Inc.	8,024,835
930,574	Kennametal, Inc.	33,305,244
345,592	Nordson Corp.	26,942,352
1,947,553	Rexnord Corp.*	54,940,470
425,242	Wabtec Corp.	36,949,278
		160,162,179
Media — 1.6%
652,721	Manchester United PLC - Class A*,#	10,378,264
2,277,237	National CineMedia, Inc.	32,723,896
1,002,327	SFX Entertainment, Inc.*,#	4,540,541
		47,642,701
Oil, Gas & Consumable Fuels — 1.8%
115,894	Antero Midstream Partners LP	3,187,085
663,534	DCP Midstream Partners LP#	30,144,350
505,033	Dominion Midstream Partners LP*,#	19,797,293
		53,128,728
Personal Products — 1.5%
1,458,115	IGI Laboratories, Inc.*,#	12,831,412
1,071,406	Ontex Group NV*	30,719,098
		43,550,510
Pharmaceuticals — 4.1%
611,969	Catalent, Inc.*	17,061,696
277,432	Concordia Healthcare Corp.	11,166,549
261,702	Mallinckrodt PLC*	25,916,349
146,902	Pacira Pharmaceuticals, Inc.*	13,024,331
1,928,653	Pernix Therapeutics Holdings*,£	18,110,052
537,667	Prestige Brands Holdings, Inc.*	18,667,798
542,774	Relypsa, Inc.*,#	16,717,439
		120,664,214
Professional Services — 0.6%
259,192	Corporate Executive Board Co.	18,799,196
Real Estate Management & Development — 1.4%
126,543	Jones Lang LaSalle, Inc.	18,972,592
250,748	RE/MAX Holdings, Inc. - Class A	8,588,119
758,925	St Joe Co.*,#	13,956,631
		41,517,342
Road & Rail — 1.7%
157,704	Landstar System, Inc.	11,438,271
264,802	Old Dominion Freight Line, Inc.*	20,559,227
326,965	Saia, Inc.*	18,100,783
		50,098,281
Semiconductor & Semiconductor Equipment — 2.2%
3,626,369	Atmel Corp.*	30,443,368
3,457,996	ON Semiconductor Corp.*	35,029,499
		65,472,867
Software — 11.2%
645,090	ACI Worldwide, Inc.*	13,011,465
630,051	Advent Software, Inc.	19,304,763
701,322	Blackbaud, Inc.	30,339,190
2,323,555	Cadence Design Systems, Inc.*,#	44,077,838
464,369	FleetMatics Group PLC*,#	16,480,456
260,052	Guidewire Software, Inc.*	13,166,433
709,039	NICE Systems, Ltd. (ADR)#	35,912,825
1,386,634	RealPage, Inc.*	30,450,483
1,020,318	Solera Holdings, Inc.	52,219,875
1,059,086	SS&C Technologies Holdings, Inc.	61,945,940
88,634	Tyler Technologies, Inc.*	9,700,105
		326,609,373
Specialty Retail — 3.4%
700,417	Hibbett Sports, Inc.*	33,921,195
340,412	Monro Muffler Brake, Inc.#	19,675,814
1,502,267	Sally Beauty Holdings, Inc.*	46,179,687
		99,776,696
Technology Hardware, Storage & Peripherals — 0.4%
149,546	Stratasys, Ltd.*,#	12,428,768
Textiles, Apparel & Luxury Goods — 2.7%
429,893	Carter's, Inc.	37,533,958
1,416,734	Wolverine World Wide, Inc.	41,751,151
		79,285,109
Trading Companies & Distributors — 1.7%
643,906	WESCO International, Inc.*,#	49,072,076
Total Common Stocks (cost $1,931,692,628)		2,491,844,677
Investment Companies — 5.0%
Exchange-Traded Funds (ETFs)— 2.3%
271,045	iShares Russell 2000®#	32,435,955
236,178	iShares Russell 2000® Growth#	33,627,024
Money Markets — 2.7%
77,846,316	Janus Cash Liquidity Fund LLC, 0.1008%∞,£ (cost $77,846,316)	77,846,316
Total Investment Companies (cost $141,322,997)		143,909,295
Investments Purchased with Cash Collateral From Securities Lending — 9.6%
280,970,807	Janus Cash Collateral Fund LLC, 0.0984%∞,£ (cost $280,970,807)	280,970,807
Total Investments (total cost $2,353,986,432) – 100%		$ 2,916,724,779

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$2,790,523,267	95.7%
Israel	35,912,825	1.2
Canada	35,532,267	1.2
Belgium	30,719,098	1.1
United Kingdom	24,037,322	0.8
Total	$2,916,724,779	100.0%

††	Includes Cash Equivalents of 9.6%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

* Non-income producing security.

∞ Rate shown is the 7-day yield as of December 31, 2014.

# Loaned security; a portion or all of the security is on loan at December 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Venture Fund
Diplomat Pharmacy, Inc.	3/31/14	$ 11,529,002	$ 16,961,412	0.6%

The Fund has registration rights for certain restricted securities held as of December 31, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2014. Unless otherwise indicated, all information in the table is for the period ended December 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 12/31/14	Gain/(Loss)	Income	at 12/31/14
Janus Venture Fund
Heritage-Crystal Clean, Inc.	1,109,835	-	-	1,109,835	$ -	$ -	$ 13,684,266
Janus Cash Collateral Fund LLC	217,514,548	294,668,658	(231,212,399)	280,970,807	-	561,573(1)	280,970,807
Janus Cash Liquidity Fund LLC	66,748,956	181,450,360	(170,353,000)	77,846,316	-	16,610	77,846,316
Pernix Therapeutics Holdings	1,928,653	-	-	1,928,653	-	-	18,110,052
					$ -	$ 578,183	$ 390,611,441

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Food & Staples Retailing	$23,159,312	$16,961,412	$—
Hotels, Restaurants & Leisure	79,649,775	13,659,058	—
Personal Products	12,831,412	30,719,098	—
All Other	2,314,864,610	—	—

Investment Companies	—	143,909,295	—

Investment Purchased with Cash Collateral From Securities Lending	—	280,970,807	—

Total Assets	$2,430,505,109	$486,219,670	$—

Perkins Global Value Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares or Principal Amount		Value
Common Stocks — 84.9%
Air Freight & Logistics — 1.0%
227,322	UTi Worldwide, Inc. (U.S. Shares)	$ 2,743,777
Beverages — 6.3%
177,798	Coca-Cola Co.	7,506,632
50,141	Diageo PLC	1,437,924
68,079	PepsiCo, Inc.	6,437,550
654,044	Stock Spirits Group PLC	2,236,188
		17,618,294
Chemicals — 1.0%
32,464	Mosaic Co.	1,481,981
75,200	Nippon Fine Chemical Co., Ltd.	534,970
137,000	Nitto FC Co., Ltd.	766,083
		2,783,034
Commercial Banks — 8.0%
98,857	BB&T Corp.	3,844,549
125,690	CIT Group, Inc.	6,011,752
95,123	Citizens Financial Group, Inc.	2,364,758
143,772	Wells Fargo & Co.	7,881,581
81,092	Zions Bancorporation	2,311,933
		22,414,573
Commercial Services & Supplies — 4.3%
1,177,825	G4S PLC	5,068,230
102,942	Republic Services, Inc.	4,143,415
35,900	Secom Co., Ltd.	2,062,875
33,200	Secom Joshinetsu Co., Ltd.	858,595
		12,133,115
Communications Equipment — 0.2%
26,600	Icom, Inc.	639,973
Diversified Consumer Services — 0.2%
121,900	Shingakukai Co., Ltd.	479,230
Diversified Telecommunication Services — 0.5%
73,261	Telenor ASA	1,478,200
Electric Utilities — 3.6%
15,025	Entergy Corp.	1,314,387
73,741	Exelon Corp.	2,734,316
164,974	PPL Corp.	5,993,506
		10,042,209
Electrical Equipment — 1.1%
67,828	Babcock & Wilcox Co.	2,055,189
110,200	Cosel Co., Ltd.	1,128,605
		3,183,794
Electronic Equipment, Instruments & Components — 0.3%
69,800	Kitagawa Industries Co., Ltd.	714,922
Food & Staples Retailing — 3.3%
111,336	Sysco Corp.	4,418,926
1,650,697	Tesco PLC	4,802,811
		9,221,737
Food Products — 5.9%
95,326	Danone SA	6,270,420
45,625	Nestle SA	3,345,392
590,906	Orkla ASA	4,029,949
73,606	Unilever NV	2,891,104
		16,536,865
Health Care Equipment & Supplies — 2.5%
5,900	Medikit Co., Ltd.	178,830
35,040	Medtronic, Inc.	2,529,888
17,900	Nakanishi, Inc.	759,623
36,595	Stryker Corp.	3,452,006
		6,920,347
Health Care Providers & Services — 0.4%
45,200	As One Corp.	1,179,794
Household Products — 2.8%
86,818	Procter & Gamble Co.	7,908,252
Insurance — 0.6%
72,200	Sompo Japan Nipponkoa Holdings, Inc.	1,814,690
Machinery — 0.6%
20,185	Pfeiffer Vacuum Technology AG	1,675,317
Media — 2.1%
30,240	Daekyo Co., Ltd.	193,924
103,389	Grupo Televisa SAB (ADR)	3,521,429
285,908	UBM PLC	2,133,625
		5,848,978
Multi-Utilities — 0.8%
61,587	GDF Suez	1,438,213
45,539	Suez Environment Co.	789,337
		2,227,550
Oil, Gas & Consumable Fuels — 6.7%
137,849	BP PLC (ADR)	5,254,804
50,403	Canadian Natural Resources, Ltd.	1,558,739
172,683	Cenovus Energy, Inc.	3,563,678
36,252	Devon Energy Corp.	2,218,985
155,647	Royal Dutch Shell PLC - Class A	5,158,517
19,329	Total SA	996,470
		18,751,193
Personal Products — 0.2%
10,800	Pola Orbis Holdings, Inc.	431,605
Pharmaceuticals — 10.5%
287,897	GlaxoSmithKline PLC	6,158,812
66,749	Johnson & Johnson	6,979,943
61,774	Novartis AG	5,682,914
188,266	Pfizer, Inc.	5,864,486
9,135	Roche Holding AG	2,476,702
23,271	Sanofi	2,120,573
		29,283,430
Real Estate Investment Trusts (REITs) — 2.6%
80,135	American Capital Agency Corp.	1,749,347
68,040	Hatteras Financial Corp.	1,253,977
340,149	Two Harbors Investment Corp.	3,408,293
64,033	Western Asset Mortgage Capital Corp.	941,285
		7,352,902
Real Estate Management & Development — 0.8%
128,000	Cheung Kong Holdings, Ltd.	2,136,069
Software — 5.9%
106,445	Lectra	1,177,239
147,159	Microsoft Corp.	6,835,536
188,216	Oracle Corp.	8,464,073
		16,476,848
Specialty Retail — 0.8%
103,012	Matas A/S	2,350,003
Technology Hardware, Storage & Peripherals — 0.5%
40,400	Canon, Inc.	1,283,394
Thrifts & Mortgage Finance — 1.6%
258,644	Capitol Federal Financial, Inc.	3,305,470
46,625	Washington Federal, Inc.	1,032,744
		4,338,214
Tobacco — 2.1%
16,000	KT&G Corp.	1,109,619
154,432	Swedish Match AB	4,820,078
		5,929,697
Transportation Infrastructure — 1.2%
319,529	BBA Aviation PLC	1,781,491
73,668	Hamburger Hafen und Logistik AG	1,531,408
		3,312,899
Wireless Telecommunication Services — 6.5%
6,009,267	America Movil SAB de CV - Series L	6,681,264
136,600	NTT DOCOMO, Inc.	1,999,905
141,845	Rogers Communications, Inc. - Class B	5,516,262
1,120,822	Vodafone Group PLC	3,839,981
		18,037,412
Total Common Stocks (cost $213,131,575)		237,248,317
Repurchase Agreements — 15.1%
$ 2,100,000	Undivided interest of 3% in a joint repurchase agreement (principal amount $81,900,000 with a maturity value of $81,900,228) with ING Financial Markets LLC, 0.0500%, dated 12/31/14, maturing 1/2/15 to be repurchased at $2,100,006 collateralized by $82,714,877 in U.S. Treasuries, 0.1250% – 4.3750%, 2/29/16 – 2/15/44, with a value of $83,542,988	2,100,000
40,000,000	Undivided interest of 13% in a joint repurchase agreement (principal amount $300,000,000 with a maturity value of $300,001,000) with RBC Capital Markets Corp., 0.0600%, dated 12/31/14, maturing 1/2/15 to be repurchased at $40,000,133 collateralized by $305,423,057 in U.S. Treasuries, 0% – 11.2500%, 1/29/15 – 11/15/44, with a value of $306,000,026	40,000,000
Total Repurchase Agreements (cost $42,100,000)		42,100,000
Total Investments (total cost $255,231,575) – 100%		$ 279,348,317

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 159,288,537	57.0%
United Kingdom	37,872,383	13.6
Japan	14,833,094	5.3
France	12,792,252	4.6
Switzerland	11,505,008	4.1
Canada	10,638,679	3.8
Mexico	10,202,693	3.7
Norway	5,508,149	2.0
Sweden	4,820,078	1.7
Germany	3,206,725	1.1
Netherlands	2,891,104	1.0
Denmark	2,350,003	0.8
Hong Kong	2,136,069	0.8
South Korea	1,303,543	0.5
Total	$ 279,348,317	100.0%

††	Includes Cash Equivalents of 15.1%.

Schedule of Forward Currency Contracts, Open December 31, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
Euro 1/8/15	1,625,000	$ 1,966,162	$ 55,013
Japanese Yen 1/8/15	371,000,000	3,097,924	48,810
		5,064,086	103,823
HSBC Securities (USA), Inc.:
Japanese Yen 1/15/15	353,000,000	2,947,827	38,637
JPMorgan Chase & Co.:
Euro 1/22/15	3,379,000	4,089,026	92,909
RBC Capital Markets Corp.:
Euro 1/29/15	2,543,000	3,077,591	87,136
Japanese Yen 1/29/15	315,000,000	2,630,865	19,512
		5,708,456	106,648
Total		$ 17,809,395	$ 342,017

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Beverages	$13,944,182	$3,674,112	$—
Chemicals	1,481,981	1,301,053	—
Commercial Services & Supplies	4,143,415	7,989,700	—
Communications Equipment	—	639,973	—
Diversified Consumer Services	—	479,230
Diversified Telecommunication Services	—	1,478,200	—
Electrical Equipment	2,055,189	1,128,605	—
Electronic Equipment, Instruments & Components	—	714,922
Food & Staples Retailing	4,418,926	4,802,811	—
Food Products	—	16,536,865	—
Health Care Equipment & Supplies	5,981,894	938,453	—
Health Care Providers & Services	—	1,179,794	—
Insurance	—	1,814,690	—
Machinery	—	1,675,317	—
Media	3,521,429	2,327,549	—
Multi-Utilities	—	2,227,550	—
Oil, Gas & Consumable Fuels	12,596,206	6,154,987	—
Personal Products	—	431,605	—
Pharmaceuticals	12,844,429	16,439,001	—
Real Estate Management & Development	—	2,136,069	—
Software	15,299,609	1,177,239	—
Specialty Retail	—	2,350,003	—
Technology Hardware, Storage & Peripherals	—	1,283,394	—
Tobacco	—	5,929,697	—
Transportation Infrastructure	—	3,312,899	—
Wireless Telecommunication Services	12,197,526	5,839,886	—
All Other	54,799,927	—	—

Repurchase Agreements	—	42,100,000	—

Total Investments in Securities	$143,284,713	$136,063,604	$—

Other Financial Instruments(a):
Forward Currency Contracts	$—	$342,017	$—

Total Assets	$143,284,713	$136,405,621	$—
(a)	Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Perkins International Value Fund

Schedule of Investments (unaudited)

As of December 31, 2014

Shares or Principal Amount		Value
Common Stocks — 86.7%
Aerospace & Defense — 4.0%
33,440	BAE Systems PLC	$ 244,083
14,222	Cobham PLC	71,306
2,191	Safran SA	134,838
		450,227
Air Freight & Logistics — 1.2%
1,024	Panalpina Welttransport Holding AG	137,521
Automobiles — 0.6%
744	Daimler AG	62,065
Beverages — 1.6%
3,113	Diageo PLC	89,273
27,308	Stock Spirits Group PLC	93,367
		182,640
Chemicals — 2.7%
9,176	Borregaard ASA	68,252
4,600	Nippon Fine Chemical Co., Ltd.	32,724
7,200	Nitto FC Co., Ltd.	40,261
4,606	Potash Corp. of Saskatchewan, Inc.	162,866
		304,103
Commercial Services & Supplies — 4.2%
69,762	G4S PLC	300,189
2,300	Secom Co., Ltd.	132,162
1,700	Secom Joshinetsu Co., Ltd.	43,964
		476,315
Communications Equipment — 0.4%
1,800	Icom, Inc.	43,306
Construction Materials — 2.0%
1,654	HeidelbergCement AG	117,649
1,472	Vicat	106,102
		223,751
Diversified Consumer Services — 0.1%
4,100	Shingakukai Co., Ltd.	16,118
Diversified Financial Services — 1.1%
1,796	Deutsche Boerse AG	128,693
Diversified Telecommunication Services — 2.3%
54,000	Singapore Telecommunications, Ltd.	158,552
4,997	Telenor ASA	100,825
		259,377
Electrical Equipment — 2.0%
7,537	ABB, Ltd.	159,469
5,900	Cosel Co., Ltd.	60,424
		219,893
Electronic Equipment, Instruments & Components — 0.2%
2,500	Kitagawa Industries Co., Ltd.	25,606
Food & Staples Retailing — 2.1%
82,273	Tesco PLC	239,379
Food Products — 8.5%
4,873	Danone SA	320,539
3,241	Nestle SA	237,642
29,957	Orkla ASA	204,305
5,087	Unilever NV	199,808
		962,294
Health Care Equipment & Supplies — 0.7%
150	Medikit Co., Ltd.	4,547
1,600	Nakanishi, Inc.	67,899
		72,446
Health Care Providers & Services — 0.7%
3,200	As One Corp.	83,525
Industrial Conglomerates — 1.3%
8,794	Smiths Group PLC	148,821
Insurance — 1.1%
4,700	Sompo Japan Nipponkoa Holdings, Inc.	118,131
Machinery — 0.7%
929	Pfeiffer Vacuum Technology AG	77,105
Marine — 1.1%
30,170	Irish Continental Group PLC	118,000
Media — 3.0%
2,380	Daekyo Co., Ltd.	15,262
6,099	Grupo Televisa SAB (ADR)	207,732
15,507	UBM PLC	115,723
		338,717
Multi-Utilities — 1.5%
3,913	GDF Suez	91,379
4,241	Suez Environment Co.	73,510
		164,889
Oil, Gas & Consumable Fuels — 8.4%
7,244	BP PLC (ADR)	276,141
4,885	Canadian Natural Resources, Ltd.	151,071
8,630	Cenovus Energy, Inc.	178,098
8,443	Royal Dutch Shell PLC - Class A	279,822
1,144	Total SA	58,977
		944,109
Personal Products — 0.5%
1,500	Pola Orbis Holdings, Inc.	59,945
Pharmaceuticals — 8.3%
14,744	GlaxoSmithKline PLC	315,410
3,592	Novartis AG	330,447
610	Roche Holding AG	165,385
1,354	Sanofi	123,383
		934,625
Professional Services — 2.0%
34,966	Michael Page International PLC	221,985
Real Estate Management & Development — 2.4%
6,058	Brookfield Real Estate Services, Inc.	67,595
12,000	Cheung Kong Holdings, Ltd.	200,257
		267,852
Software — 1.0%
5,597	Lectra	61,901
500	Nintendo Co., Ltd.	52,119
		114,020
Specialty Retail — 2.1%
5,202	Matas A/S	118,673
2,100	Nitori Holdings Co., Ltd.	112,869
		231,542
Technology Hardware, Storage & Peripherals — 1.0%
3,600	Canon, Inc.	114,362
Tobacco — 5.9%
6,513	Imperial Tobacco Group PLC	285,189
1,773	KT&G Corp.	122,960
8,319	Swedish Match AB	259,650
		667,799
Trading Companies & Distributors — 0.2%
1,800	Kuroda Electric Co., Ltd.	24,891
Transportation Infrastructure — 2.8%
21,001	BBA Aviation PLC	117,088
155	Flughafen Zuerich AG	103,936
4,531	Hamburger Hafen und Logistik AG	94,190
		315,214
Wireless Telecommunication Services — 9.0%
330,681	America Movil SAB de CV - Series L	367,660
9,362	NTT DOCOMO, Inc.	137,065
7,703	Rogers Communications, Inc. - Class B	299,565
61,768	Vodafone Group PLC	211,620
		1,015,910
Total Common Stocks (cost $9,888,740)		9,765,176
Repurchase Agreements — 13.3%
$1,500,000	Undivided interest of 2% in a joint repurchase agreement (principal amount $81,900,000 with a maturity value of $81,900,228) with ING Financial Markets LLC, 0.0500%, dated 12/31/14, maturing 1/2/15 to be repurchased at $1,500,004 collateralized by $82,714,877 in U.S. Treasuries, 0.1250% – 4.3750%, 2/29/16 – 2/15/44, with a value of $83,542,988	1,500,000
Total Investments (total cost $11,388,740) – 100%		$11,265,176

Summary of Investments by Country – (Long Positions) December 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United Kingdom	$ 3,009,396	26.7%
United States††	1,500,000	13.3
Japan	1,169,918	10.4
Switzerland	1,134,400	10.1
France	970,629	8.6
Canada	859,195	7.6
Mexico	575,392	5.1
Germany	479,702	4.3
Norway	373,382	3.3
Sweden	259,650	2.3
Hong Kong	200,257	1.8
Netherlands	199,808	1.8
Singapore	158,552	1.4
South Korea	138,222	1.2
Denmark	118,673	1.1
Ireland	118,000	1.0
Total	$ 11,265,176	100.0%

††	Includes Cash Equivalents of 13.3%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$—	$450,227	$—
Air Freight & Logistics	—	137,521	—
Automobiles	—	62,065	—
Beverages	—	182,640	—
Chemicals	162,866	141,237	—
Commercial Services & Supplies	—	476,315	—
Communications Equipment	—	43,306	—
Construction Materials	—	223,751	—
Diversified Consumer Services	—	16,118	—
Diversified Financial Services	—	128,693	—
Diversified Telecommunication Services	—	259,377	—
Electrical Equipment	—	219,893	—
Electronic Equipment, Instruments & Components	—	25,606	—
Food & Staples Retailing	—	239,379	—
Food Products	—	962,294	—
Health Care Equipment & Supplies	—	72,446	—
Health Care Providers & Services	—	83,525	—
Industrial Conglomerates	—	148,821	—
Insurance	—	118,131	—
Machinery	—	77,105	—
Marine	—	118,000	—
Media	207,732	130,985	—
Multi-Utilities	—	164,889	—
Oil, Gas & Consumable Fuels	605,310	338,799	—
Personal Products	—	59,945	—
Pharmaceuticals	—	934,625	—
Professional Services	—	221,985	—
Real Estate Management & Development	67,595	200,257	—
Software	—	114,020	—
Specialty Retail	—	231,542	—
Technology Hardware, Storage & Peripherals	—	114,362	—
Tobacco	—	667,799	—
Trading Companies & Distributors	—	24,891	—
Transportation Infrastructure	—	315,214	—
Wireless Telecommunication Services	667,225	348,685	—

Repurchase Agreements	—	1,500,000	—

Total Assets	$1,710,728	$9,554,448	$—

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for Janus Asia Equity Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Emerging Markets Fund, Janus Enterprise Fund, Janus Forty Fund, Janus Fund, Janus Global Life Sciences Fund, Janus Global Real Estate Fund, Janus Global Research Fund, Janus Global Select Fund, Janus Global Technology Fund, Janus Growth and Income Fund, Janus International Equity Fund, Janus Overseas Fund, Janus Preservation Series – Global, Janus Preservation Series – Growth, Janus Research Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Perkins Global Value Fund, and Perkins International Value Fund (individually, a “Fund” and collectively, the “Funds”). The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers forty-seven funds which include multiple series of shares, with differing investment objectives and policies. Twenty-three funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act, with the exception of Janus Contrarian Fund, Janus Forty Fund, Janus Global Select Fund, and Janus Twenty Fund, which are classified as nondiversified.

Capital Protection Agreements

For Janus Preservation Series – Global and Janus Preservation Series – Growth (“Janus Preservation Series Funds”), BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer, is the Funds’ Capital Protection Provider. Pursuant to separate Capital Protection Agreements entered into by the Capital Protection Provider and each Fund, the Capital Protection Provider has agreed to provide capital protection to protect against a decrease in the NAV per share for each share class of each Fund below 80% of the highest NAV per share for the share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the Capital Protection Agreement are satisfied and the agreement is not otherwise void. For this capital protection, each Fund pays the Capital Protection Provider, under the Capital Protection Agreement, a fee equal to 0.75% of the aggregate protected amount, which is calculated daily and paid monthly. Because the capital protection fee is based on the aggregate protected assets of each Fund rather than on each Fund’s total net assets, it can fluctuate between 0.60% and 0.75% of each Fund’s total net assets.

BNP Paribas, the Parent Guarantor and the Capital Protection Provider’s ultimate parent company, has provided an irrevocable guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider to pay or deliver payment on its obligations under the Capital Protection Agreement to the extent that the Capital Protection Provider is obligated to pay. The Capital Protection Provider is a subsidiary of the Parent Guarantor and is a U.S. registered broker-dealer. Under the Parent Guaranty, the Parent Guarantor can assert the same defenses, rights, set offs, or counterclaims as the Capital Protection Provider would have under the Capital Protection Agreement.

Neither the Capital Protection Provider nor the Parent Guarantor is an insurance company or an insurance provider. Nor is the Capital Protection Provider, the Parent Guarantor, or any of their affiliates acting as an investment adviser or subadviser to either Fund. The Settlement Amount under the Capital Protection Agreement is owed directly to each Fund and not each Fund’s investors. Therefore, as a shareholder you will not have any action against or recourse to the Capital Protection Provider or the Parent Guarantor. Further, no shareholder will have any right to receive payment, or any other rights whatsoever, under the Capital Protection Agreement or the Parent Guaranty.

The Capital Protection Agreements are valued at the greater of $0.00 or the Protected NAV less the NAV per share, which approximates fair value.

The Protected NAV for each share class as well as the percentages of each Fund’s assets that are allocated between the Equity Component and the Protection Component will be posted on the Janus websites at janus.com/allfunds, or janus.com/advisor/mutual-funds for each Fund’s share classes other than Class D Shares. Please refer to each Fund’s Prospectuses for information regarding how the Protection works in the event it is triggered and a Fund proceeds to liquidation, as well as how the Protection is calculated to help you understand the 80% protection of the NAV per share.

Investment Valuation

Securities held by the Funds are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). Each Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Certain short-term securities maturing within 60 days or less may be valued on an amortized cost basis. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held as of December 31, 2014. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held as of December 31, 2014, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Valuation Inputs Summary

In accordance with FASB standard guidance, the Funds utilize the “Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds’ investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities may be valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts. The Funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2014 to value the Funds’ investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedules of Investments and Other Information.

The Funds did not hold a significant amount of Level 3 securities as of December 31, 2014.

The following table shows the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Funds recognize transfers between the levels as of the beginning of the fiscal year.

Fund	Transfers Out of Level 1 to Level 2	Transfers Out of Level 3 to Level 2
Janus Emerging Markets Fund	$ 1,224,117	$ -
Janus Global Life Sciences Fund	-	20,977,723
Janus Global Real Estate Fund	1,816,053
Janus Global Select Fund	36,002,660	-
Janus International Equity Fund	5,423,274	-
Janus Overseas Fund	76,109,208	-
Janus Triton Fund	-	28,628,678
Janus Venture Fund	-	11,529,002

Financial assets were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current fiscal year and no factor was applied at the end of the prior fiscal year.

Financial assets were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

Derivative Instruments

The Funds may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Funds during the period ended December 31, 2014 is discussed in further detail below.

The Funds may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions) to adjust currency exposure relative to a benchmark index, or for speculative (to earn income and seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets in which it would be prohibited by its investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC’s (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.
•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa.
•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Funds may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

During the period Janus Balanced Fund, Janus Contrarian Fund, Janus Emerging Markets Fund, Janus Enterprise Fund, Janus Fund, Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Growth and Income Fund, Janus Overseas Fund, and Perkins Global Value Fund have entered into forward contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the fund.

The following table provides average ending monthly currency value amounts on sold forward contracts during the period ended December 31, 2014.

Fund	Sold
Janus Balanced Fund	$ 85,145,353
Janus Contrarian Fund	13,992,034
Janus Emerging Markets Fund	425,080
Janus Enterprise Fund	145,157,739
Janus Fund	199,005,235
Janus Global Life Sciences Fund	88,916,423
Janus Global Technology Fund	19,842,940
Janus Growth and Income Fund	69,110,895
Janus Overseas Fund	108,628,012
Perkins Global Value Fund	17,972,059

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds’ futures commission merchant.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period Janus Contrarian Fund and Janus Preservation Series – Global have sold futures on equity indices to decrease exposure to equity risk.

The following table provides average ending monthly market value amounts on sold futures contracts during the period ended December 31, 2014.

Fund	Sold
Janus Contrarian Fund	$ 84,147,969
Janus Preservation Series – Global	82,023

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

Janus Preservation Series Funds may also utilize swaps, options, exchange-traded funds (“ETFs”), exchange-traded notes, or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index. Such investments would be used in accordance with the risk methodology under each respective Capital Protection Agreement and would be designed in an effort to limit losses in a sharp market decline. There is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are costs associated with entering into such investments, which can impact returns. The Capital Protection Provider may be the entity used to enter into a transaction related to the VIX and, if so, would receive compensation.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier”. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty.

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds’ hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

During the period Janus Contrarian Fund, Janus Fund, and Janus Twenty Fund purchased call options on various equity securities for the purpose of increasing exposure to individual equity risk.

During the period Janus Preservation Series – Global and Janus Preservation Series – Growth purchased call options on various equity indices for the purpose of increasing exposure to broad equity risk.

During the period Janus Contrarian Fund and Janus Fund purchased put options on various equity securities for the purpose of decreasing exposure to individual equity risk.

The following table provides average ending monthly market value amounts on purchased call and put options during the period ended December 31, 2014.

Fund	Purchased Call Options	Purchased Put Options
Janus Contrarian Fund	$ 81,892,175	$ 9,489,315
Janus Fund	9,386,537	2,549,189
Janus Preservation Series – Global	219,403	-
Janus Preservation Series – Growth	887,344	-
Janus Twenty Fund	13,864,404	-

During the period, Janus Fund, Janus Global Real Estate Fund, Janus Global Technology Fund, and Janus Twenty Fund wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

Fund	Written Call Options	Written Put Options
Janus Fund	$ -	$ 4,237,369
Janus Global Real Estate Fund	-	73,375
Janus Global Technology Fund	-	116,471
Janus Twenty Fund	-	1,966,668

Written option activity for the period ended December 31, 2014 is indicated in the tables below:

Put Options	Number of Contracts	Premiums Received
Janus Fund
Options outstanding at September 30, 2014	31,222	$ 6,197,828
Options written	5,409	302,904
Options closed	(11,835)	(1,750,397)
Options expired
Options exercised
Options outstanding at December 31, 2014	24,796	$ 4,750,335

Janus Global Real Estate Fund
Options outstanding at September 30, 2014	1,490	$ 63,995
Options written	710	77,390
Options closed	-	-
Options expired	-	-
Options exercised	(1,490)	(63,995)
Options outstanding at December 31, 201	710	$77,390

Janus Global Technology Fund
Options outstanding at September 30, 2014	-	$ -
Options written	825	486,077
Options closed	(10)	(20,400)
Options expired	-	-
Options exercised	-	-
Options outstanding at December 31, 2014	815	$ 465,677

Janus Twenty Fund
Options outstanding at September 30, 2014	44,000	$5,535,200
Options written	88,000	9,680,000
Options closed	(132,000)	(15,215,200)
Options expired	-	-
Options exercised	-	-
Options outstanding at December 31, 2014	-	$ -

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year contracts to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the over-the-counter market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations recently enacted require the Fund to clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase their costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing their investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds’ maximum risk of loss for total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds’ exposure to the counterparty.

During the period Janus Emerging Markets Fund and Janus Overseas Fund entered into total return swaps on equity securities or indices to increase exposure to equity risk.  These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract.  The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

The following table provides average ending monthly market value amounts on total return swaps which are long the reference asset during the period ended December 31, 2014.

Fund	Long
Janus Emerging Markets Fund	$(2,163)
Janus Overseas Fund	(744,397)

Additional Investment Risk

The Funds, particularly Janus Balanced Fund and Janus Growth and Income Fund, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

As with all investments, there are inherent risks when investing in the Janus Preservation Series Funds. Each Janus Preservation Series Fund’s participation in their respective Capital Protection Agreement also subjects the Janus Preservation Series Fund to certain risks not generally associated with equity funds, including but not limited to allocation risk, maximum settlement amount risk, turnover risk, liquidation risk, opportunity cost risk, capital protection termination risk, underperformance risk and counterparty risk. For information relating to these and other risks of investing in the Janus Preservation Series Funds as well as other general information about the Janus Preservation Series Funds, please refer to each Janus Preservation Series Fund’s Prospectuses and Statements of Additional Information.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient each could negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Funds and the investment management industry as a whole, is not yet certain.

During the recent global financial crisis, a number of countries in the European Union (“EU”) experienced severe economic and financial difficulties. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

China A Shares

The Chinese government may permit a foreign investor to invest in China A Shares as a licensed Qualified Foreign Institutional Investor (“QFII”). QFII licenses are granted by the China Securities Regulatory Commission and investment quota is granted by the State Administration of Foreign Exchange. Janus Capital has been granted a QFII license and investment quota.

People’s Republic of China (“PRC”) regulations require QFIIs to entrust assets held in the PRC and to interact with government agencies through a China-based qualified custodian bank. Assets attributable to clients of Janus Capital will be held by the custodian in foreign exchange accounts and securities accounts in the joint name of Janus Capital and its clients, although the terms of the custody agreement make clear that the contents of the accounts belong to the clients, and not to Janus Capital.

During the year ended December 31, 2014, Janus Capital, in its capacity as a QFII, invested in China A Shares on behalf of the Fund. With respect to direct China A Shares investments, as a general matter, any capital invested and profits generated cannot be repatriated for a minimum of one year. Repatriation of any invested capital is subject to approval by the regulator. Additionally, any repatriation of profits would be subject to an audit by a registered accountant in China, and subject to regulatory approval. In light of the foregoing, the Fund’s investment in China A Shares would be subject to the Fund’s limit of investing up to 15% of its net assets in illiquid investments. Current Chinese tax law is unclear whether capital gains realized on the Fund’s investments in A shares will be subject to tax. Because management believes it is more likely than not that Chinese capital gains tax ultimately will not be imposed, the Fund does not accrue for such taxes.

Counterparties

Fund transactions involving a counterparty, such as the Capital Protection Provider for Janus Preservation Series Funds, are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A shareholder's ability to receive the Protected NAV from Janus Preservation Series Funds is dependent on the Janus Preservation Series Funds' ability to collect any settlement from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), under a separate parent guaranty. As such, Janus Preservation Series Funds’ ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, the Parent Guarantor has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties. For Janus Preservation Series Funds, under the terms of the Capital Protection Agreement, the Protected NAV of each share class will be reduced by any reductions in the NAV per share resulting from such events as, but not limited to, (i) the bankruptcy, insolvency, reorganization or default of a contractual counterparty of Janus Preservation Series Funds, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Fund; (ii) any trade or pricing error of Janus Preservation Series Funds; and (iii) any realized or unrealized losses on any investment of Janus Preservation Series Funds in money market funds.

Emerging Market Investing

Within the parameters of its specific investment policies, each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Funds' investments. In addition, the Funds’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Funds’ investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Fund invests in Chinese local market securities (also known as “A Shares”).

Exchange-Traded Funds

The Funds may invest in exchange-traded funds (“ETFs”) which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Loans

Janus Balanced Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of Janus Balanced Fund’s total assets. Below are descriptions of the types of loans held by Janus Balanced Fund as of December 31, 2014.

•	Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. A Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

•	Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as the London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

•	Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage Funds. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Funds’ yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Funds’ sensitivity to interest rate changes and causing its price to decline.

Real Estate Investing

The Funds may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

Funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, certain Funds may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. Each Fund may lend Fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If a Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Funds and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Funds and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Funds may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Short Sales

The Funds may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of Fund securities. The Funds do not deliver from their Funds the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds may also engage in other short sales. The Funds may engage in short sales when the Fund managers anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrue on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds’ losses are theoretically unlimited.

Sovereign Debt

A Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued and Delayed Delivery Securities

Janus Balanced Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Fund may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund may hold liquid assets as collateral with the Fund’s custodian sufficient to cover the purchase price.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2014 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Janus Asia Equity Fund	$ 8,771,448	$ 1,056,745	$ (659,632)	$ 397,113
Janus Balanced Fund	10,045,899,882	2,488,485,302	(2,588,680)	2,485,896,622
Janus Contrarian Fund	4,336,175,029	1,018,207,720	(294,697,277)	723,510,443
Janus Emerging Markets Fund	34,227,666	2,712,632	(4,793,397)	(2,080,765)
Janus Enterprise Fund	2,626,485,428	1,445,720,740	(46,920,572)	1,398,800,168
Janus Forty Fund	1,883,566,584	515,230,083	(68,143)	515,161,940
Janus Fund	6,392,261,265	1,853,903,770	(80,698,656)	1,773,205,114
Janus Global Life Sciences Fund	2,619,587,255	915,040,434	(17,330,529)	897,709,905
Janus Global Real Estate Fund	237,352,171	30,205,517	(7,942,318)	22,263,199
Janus Global Research Fund	2,243,153,007	504,859,350	(84,626,008)	420,233,342
Janus Global Select Fund	1,851,468,424	504,285,693	(127,859,439)	376,426,254
Janus Global Technology Fund	926,995,999	265,769,650	(14,839,442)	250,930,208
Janus Growth and Income Fund	2,999,912,043	1,435,076,827	(12,940,047)	1,422,136,780
Janus International Equity Fund	267,176,160	35,864,047	(19,299,381)	16,564,666
Janus Overseas Fund	3,990,388,840	623,148,552	(1,312,017,365)	(688,868,813)
Janus Preservation Series – Global	14,394,429	1,900,478	(574,375)	1,326,103
Janus Preservation Series – Growth	53,916,481	9,036,341	(845,479)	8,190,862
Janus Research Fund	3,251,685,962	1,272,708,426	(16,499,474)	1,256,208,952
Janus Triton Fund	4,860,813,718	1,553,271,262	(46,197,307)	1,507,073,955
Janus Twenty Fund	7,357,346,871	2,156,669,287	(72,805,168)	2,083,864,119
Janus Venture Fund	2,353,548,604	602,911,303	(39,735,128)	563,176,175
Perkins Global Value Fund	255,660,818	34,514,933	(10,827,434)	23,687,499
Perkins International Value Fund	11,436,649	565,698	(737,171)	(171,473)

Information on the tax components of securities sold short as of December 31, 2014 are as follows:

	Federal Tax Proceeds from Securities Sold Short	Unrealized (Appreciation)	Unrealized Depreciation	Net Tax (Appreciation)/ Depreciation
Janus Contrarian Fund	$ (11,946,908)	$ 208,241	$ -	$ 208,241
Janus Global Technology Fund	(6,200,642)	(699,307)	358,213	(341,094)

Subsequent Event

Management has evaluated whether any other events or transactions occurred subsequent to December 31, 2014 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ filing.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as ameneded ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:

/s/ Bruce Koepfgen

Bruce Koepfgen,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Bruce Koepfgen

Bruce Koepfgen,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: February 27, 2015

By:

/s/ Jesper Nergaard

Jesper Nergaard,

Vice President, Chief Financial Officer, Treasurer and Principal

Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: February 27, 2015